Quarterly portfolio holdings
John Hancock
Multifactor ETFs
June 30, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Funds’ investments
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

As of 6-30-26 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 98.8%		$939,847,573
(Cost $815,113,460)
Australia - 6.4%		60,807,765
ANZ Group Holdings, Ltd.	90,672	2,220,601
APA Group	107,245	753,395
Aristocrat Leisure, Ltd.	21,857	927,783
ASX, Ltd.	7,413	273,837
BHP Group, Ltd.	133,218	5,482,230
BlueScope Steel, Ltd.	57,452	1,268,514
Brambles, Ltd.	49,906	673,519
carsales.com, Ltd. (A)	20,250	361,392
Cochlear, Ltd.	6,143	518,152
Coles Group, Ltd.	110,552	1,866,509
Commonwealth Bank of Australia (A)	27,173	3,099,046
Computershare, Ltd.	49,890	1,323,102
CSL, Ltd.	8,962	712,406
Evolution Mining, Ltd.	69,278	563,951
Fortescue, Ltd.	128,742	1,708,036
Goodman Group	33,312	718,435
Insurance Australia Group, Ltd.	431,116	2,416,298
Lynas Rare Earths, Ltd. (B)	30,109	376,723
Macquarie Group, Ltd.	10,726	1,859,898
Medibank Private, Ltd.	272,654	938,807
National Australia Bank, Ltd.	86,185	2,260,582
Northern Star Resources, Ltd.	133,210	1,748,855
Origin Energy, Ltd.	166,291	1,264,966
PLS Group, Ltd. (B)	81,247	282,565
Pro Medicus, Ltd.	4,978	701,581
Qantas Airways, Ltd.	65,658	483,081
QBE Insurance Group, Ltd.	241,016	4,206,123
REA Group, Ltd. (A)	3,280	316,293
Rio Tinto, Ltd. (A)	23,328	2,788,044
Santos, Ltd.	565,364	2,824,043
Scentre Group	175,632	469,677
SGH, Ltd.	30,294	978,866
Sigma Healthcare, Ltd. (A)	136,696	260,433
Sonic Healthcare, Ltd. (A)	55,339	797,832
South32, Ltd.	326,026	880,896
Stockland	102,218	288,932
Suncorp Group, Ltd.	142,078	1,898,746
Telstra Group, Ltd.	145,004	510,331
The GPT Group	68,995	233,263
The Lottery Corp., Ltd.	187,219	747,103
Transurban Group (A)	45,748	455,763
Vicinity, Ltd.	137,173	245,186
Wesfarmers, Ltd.	30,812	1,929,728
Westpac Banking Corp. (A)	114,033	2,781,663
WiseTech Global, Ltd.	7,880	180,156
Woodside Energy Group, Ltd.	108,424	2,119,027
Woolworths Group, Ltd.	39,354	1,091,396
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Austria - 0.4%		$3,662,919
ANDRITZ AG	2,546	220,060
BAWAG Group AG (C)	3,013	603,867
Erste Group Bank AG	9,691	1,297,435
OMV AG	8,361	527,186
Raiffeisen Bank International AG	8,743	558,269
Strabag SE, Bearer Shares	279	28,421
Telekom Austria AG	3,072	34,069
Verbund AG	899	57,147
voestalpine AG	7,206	336,465
Belgium - 1.2%		11,023,185
Ackermans & van Haaren NV	2,862	935,173
Ageas SA/NV	22,702	1,816,864
Anheuser-Busch InBev SA/NV	49,875	4,143,225
D’ieteren Group	1,308	254,822
Elia Group SA/NV	8,692	1,389,272
KBC Group NV	9,654	1,316,764
Lotus Bakeries NV	26	345,414
UCB SA	2,743	821,651
Chile - 0.1%		1,455,421
Antofagasta PLC	28,706	1,455,421
Denmark - 1.7%		15,802,458
AP Moller - Maersk A/S, Series A	79	182,456
AP Moller - Maersk A/S, Series B	82	194,904
Carlsberg A/S, Class B	6,550	858,373
Coloplast A/S, B Shares	16,475	938,153
Danske Bank A/S	25,260	1,353,021
DSV A/S	7,101	1,682,387
Genmab A/S (B)	5,050	1,386,471
Novo Nordisk A/S, B Shares	103,970	5,002,900
Novonesis A/S, B Shares	15,510	979,517
Orsted A/S (B)(C)	23,672	531,516
Tryg A/S	23,125	526,661
Vestas Wind Systems A/S	76,717	2,166,099
Finland - 1.3%		12,151,365
Fortum OYJ	5,475	127,007
Kesko OYJ, A Shares	10,707	238,950
Kesko OYJ, B Shares	23,640	528,660
Kone OYJ, Class B	13,085	744,414
Metso Corp.	66,419	1,154,240
Neste OYJ	16,877	552,622
Nokia OYJ	165,269	2,183,341
Nordea Bank ABP	148,043	2,809,676
Orion OYJ, Class B	7,797	641,385
Sampo OYJ, A Shares	59,889	629,523
Stora Enso OYJ, R Shares	80,813	861,662
UPM-Kymmene OYJ	36,563	969,818
Wartsila OYJ ABP	18,606	710,067
2	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
France - 10.7%		$101,764,631
Air Liquide SA	10,413	2,062,930
AXA SA	66,718	3,344,821
BNP Paribas SA	37,008	4,321,671
Cie de Saint-Gobain SA	77,263	6,992,582
Credit Agricole SA	126,591	2,546,551
Danone SA	67,576	5,542,607
Dassault Systemes SE	26,158	532,783
Engie SA	315,132	9,940,413
EssilorLuxottica SA	8,292	1,555,234
Hermes International SCA	957	1,748,433
Kering SA	6,709	1,896,890
Legrand SA	24,073	4,065,097
L’Oreal SA	6,595	2,892,746
LVMH Moet Hennessy Louis Vuitton SE	7,894	4,369,105
Orange SA	357,971	6,754,973
Safran SA	11,621	4,583,770
Sanofi	28,241	2,424,178
Schneider Electric SE	8,908	2,906,661
Societe Generale SA	63,243	5,594,294
Thales SA	10,066	2,587,102
TotalEnergies SE	62,713	4,877,736
Veolia Environnement SA	96,948	4,039,034
Vinci SA	110,770	16,185,020
Germany - 9.4%		89,117,355
Allianz SE	12,092	5,724,843
BASF SE	171,871	9,192,276
Bayer AG	170,253	9,423,020
Bayerische Motoren Werke AG	21,732	1,422,693
Commerzbank AG	72,655	3,092,565
Daimler Truck Holding AG	58,040	2,800,271
Deutsche Bank AG	70,734	2,395,779
Deutsche Boerse AG	12,042	3,287,708
Deutsche Telekom AG	201,272	5,488,226
DHL Group	78,506	4,766,039
E.ON SE	245,114	5,051,305
Hannover Rueck SE	7,331	2,031,684
Heidelberg Materials AG	22,305	4,256,168
Henkel AG & Company KGaA	8,929	706,430
HOCHTIEF AG	980	568,060
Infineon Technologies AG	54,159	5,057,006
Mercedes-Benz Group AG	31,006	1,556,927
Merck KGaA	6,356	1,067,132
Muenchener Rueckversicherungs-Gesellschaft AG	8,553	4,776,868
Rheinmetall AG	1,526	1,728,102
RWE AG	50,937	3,297,338
SAP SE	15,143	2,319,941
Siemens AG	12,033	3,867,873
Siemens Energy AG	25,187	4,774,426
Siemens Healthineers AG (C)	6,712	262,445
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Germany (continued)
Volkswagen AG	2,455	$202,230
Hong Kong - 2.1%		20,232,304
AIA Group, Ltd.	352,524	3,211,895
BOC Hong Kong Holdings, Ltd.	121,795	658,204
Budweiser Brewing Company APAC, Ltd. (A)(C)	80,200	62,384
CK Asset Holdings, Ltd.	173,969	980,095
CK Hutchison Holdings, Ltd.	103,273	872,455
CK Infrastructure Holdings, Ltd.	48,429	368,681
CLP Holdings, Ltd.	101,071	943,426
Galaxy Entertainment Group, Ltd.	137,641	516,370
Henderson Land Development Company, Ltd.	115,398	364,939
HKT Trust & HKT, Ltd.	386,000	573,926
Hong Kong & China Gas Company, Ltd.	868,065	719,509
Hong Kong Exchanges & Clearing, Ltd.	29,300	1,356,265
Hongkong Land Holdings, Ltd.	74,100	527,592
Link REIT	84,236	392,068
MTR Corp., Ltd. (A)	59,913	233,019
Power Assets Holdings, Ltd.	125,073	910,689
Prudential PLC	401,847	5,349,512
Sino Land Company, Ltd.	224,000	293,638
Sun Hung Kai Properties, Ltd.	51,162	732,652
Swire Pacific, Ltd., Class A	19,000	197,946
Swire Properties, Ltd.	72,400	189,631
Techtronic Industries Company, Ltd.	47,077	777,408
Ireland - 0.6%		5,774,035
AIB Group PLC	121,926	1,432,315
Bank of Ireland Group PLC	29,195	581,623
Experian PLC	56,841	1,918,494
James Hardie Industries PLC, CHESS Depositary Interest (B)	40,739	1,077,874
Kerry Group PLC, Class A	2,253	206,970
Kingspan Group PLC	6,091	556,759
Israel - 0.6%		6,223,788
Azrieli Group, Ltd.	743	100,822
Bank Hapoalim BM	47,136	1,085,119
Bank Leumi Le-Israel BM	81,401	1,817,654
CyberArk Software, Ltd. (B)	477	21,465
Elbit Systems, Ltd.	300	227,559
Harel Insurance Investments & Financial Services, Ltd.	4,024	211,502
Israel Discount Bank, Ltd., Class A	39,669	392,769
Mizrahi Tefahot Bank, Ltd.	8,737	577,687
Next Vision Stabilized Systems, Ltd.	371	29,959
Nice, Ltd. (B)	655	58,829
Nova, Ltd. (B)	126	66,606
Teva Pharmaceutical Industries, Ltd. (B)	37,327	1,232,394
The Phoenix Holdings, Ltd.	4,308	237,996
Tower Semiconductor, Ltd. (B)	637	163,427
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	3

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Italy - 3.4%		$32,680,917
Banca Mediolanum SpA	9,949	247,741
Banca Monte dei Paschi di Siena SpA	211,750	2,630,107
Banco BPM SpA	133,879	2,312,795
BPER Banca SpA	156,175	2,451,916
Enel SpA	240,509	2,764,588
Eni SpA	72,341	1,705,428
Ferrari NV	4,207	1,560,079
Generali (A)	16,881	822,375
Intesa Sanpaolo SpA	588,583	4,030,833
Leonardo SpA	4,984	267,388
Moncler SpA	21,249	1,233,648
Poste Italiane SpA (A)	33,171	1,085,397
PRADA SpA (A)	43,700	221,341
Prysmian SpA	10,520	1,756,619
Snam SpA (A)	92,872	670,636
Terna - Rete Elettrica Nazionale	122,249	1,431,217
UniCredit SpA	72,204	6,460,429
Unipol Assicurazioni SpA	36,849	1,028,380
Japan - 24.4%		232,028,105
Advantest Corp.	23,700	4,715,939
Aeon Company, Ltd.	68,900	568,497
AGC, Inc. (A)	25,300	1,084,230
Aisin Corp.	90,500	1,217,525
Ajinomoto Company, Inc.	30,700	1,109,375
ANA Holdings, Inc.	31,900	582,552
Asahi Group Holdings, Ltd.	91,300	869,604
Asahi Kasei Corp.	239,400	2,638,150
Asics Corp.	63,000	1,695,893
Astellas Pharma, Inc.	72,100	964,882
Bandai Namco Holdings, Inc.	21,603	502,973
Bridgestone Corp. (A)	68,200	1,430,931
Canon, Inc. (A)	13,600	347,019
Capcom Company, Ltd.	28,300	524,471
Central Japan Railway Company	44,420	948,119
Chubu Electric Power Company, Inc.	65,000	1,223,812
Chugai Pharmaceutical Company, Ltd.	16,700	774,144
Dai Nippon Printing Company, Ltd.	45,748	832,345
Daifuku Company, Ltd.	31,200	1,367,790
Daiichi Life Group, Inc.	208,600	2,282,696
Daiichi Sankyo Company, Ltd.	24,000	385,196
Daikin Industries, Ltd.	14,147	2,148,708
Daito Trust Construction Company, Ltd.	25,130	479,948
Daiwa House Industry Company, Ltd.	37,300	1,013,715
Daiwa Securities Group, Inc.	122,200	1,199,631
Denso Corp.	51,900	599,073
Disco Corp.	3,394	1,696,948
East Japan Railway Company	64,500	1,352,506
Ebara Corp.	37,600	1,447,319
Eisai Company, Ltd.	3,572	90,528
ENEOS Holdings, Inc.	99,200	730,610
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
FANUC Corp.	12,750	$576,996
Fast Retailing Company, Ltd.	5,157	2,627,603
Fuji Electric Company, Ltd.	16,893	1,404,762
FUJIFILM Holdings Corp.	37,000	792,930
Fujikura, Ltd.	60,500	2,322,098
Fujitsu, Ltd.	44,700	893,037
Furukawa Electric Company, Ltd.	37,000	1,076,819
Hankyu Hanshin Holdings, Inc.	25,100	659,758
Hikari Tsushin, Inc.	2,041	445,811
Hitachi Construction Machinery Company, Ltd.	17,600	568,961
Hitachi, Ltd.	152,000	4,181,461
Honda Motor Company, Ltd.	123,662	1,126,102
Hoya Corp.	12,200	1,947,946
Hulic Company, Ltd. (A)	85,000	887,525
Ibiden Company, Ltd.	15,900	2,329,848
Idemitsu Kosan Company, Ltd.	103,495	762,880
IHI Corp.	37,500	625,635
Inpex Corp.	73,800	1,482,584
Isuzu Motors, Ltd.	115,900	1,533,567
ITOCHU Corp.	103,100	1,176,111
Japan Airlines Company, Ltd.	28,400	498,016
Japan Exchange Group, Inc.	89,000	1,119,858
Japan Post Bank Company, Ltd.	45,700	861,277
Japan Post Holdings Company, Ltd.	51,100	681,962
Japan Post Insurance Company, Ltd.	47,800	448,957
Japan Tobacco, Inc. (A)	16,500	610,355
JFE Holdings, Inc.	75,600	725,648
JX Advanced Metals Corp.	17,400	470,852
Kajima Corp.	24,700	892,407
Kao Corp. (A)	60,000	1,189,848
Kawasaki Heavy Industries, Ltd.	59,400	1,068,122
Kawasaki Kisen Kaisha, Ltd. (A)	31,100	475,518
KDDI Corp.	99,200	1,675,459
Keyence Corp.	2,770	1,381,549
Kikkoman Corp.	18,000	184,735
Kinden Corp.	2,900	141,784
Kioxia Holdings Corp. (B)	4,600	2,538,243
Kirin Holdings Company, Ltd. (A)	68,400	1,182,822
Kobe Bussan Company, Ltd.	11,300	183,658
Komatsu, Ltd.	60,000	2,319,151
Konami Group Corp.	3,700	402,157
Kubota Corp.	79,800	1,318,584
Kyocera Corp.	50,400	1,104,288
Kyowa Kirin Company, Ltd. (A)	15,600	248,314
Lasertec Corp. (A)	5,000	1,528,996
LY Corp.	67,500	180,166
M3, Inc.	15,000	167,513
Makita Corp.	21,600	769,639
Marubeni Corp.	24,500	706,999
MatsukiyoCocokara & Company	21,700	320,643
MEIJI Holdings Company, Ltd.	27,600	642,599
4	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
MINEBEA MITSUMI, Inc.	67,000	$1,960,634
Mitsubishi Chemical Group Corp.	181,200	1,258,171
Mitsubishi Corp.	113,200	3,027,721
Mitsubishi Electric Corp.	30,400	1,099,095
Mitsubishi Estate Company, Ltd.	16,800	428,463
Mitsubishi HC Capital, Inc.	166,500	1,346,138
Mitsubishi Heavy Industries, Ltd.	47,500	1,071,435
Mitsubishi UFJ Financial Group, Inc.	320,570	6,325,599
Mitsui & Company, Ltd.	87,400	2,418,322
Mitsui Fudosan Company, Ltd.	72,300	666,837
Mitsui Kinzoku Company, Ltd.	3,200	837,779
Mitsui O.S.K. Lines, Ltd. (A)	28,600	917,347
Mizuho Financial Group, Inc.	68,300	3,253,942
MonotaRO Company, Ltd.	20,000	228,334
MS&AD Insurance Group Holdings, Inc.	85,500	2,230,549
Murata Manufacturing Company, Ltd.	42,200	2,958,739
NEC Corp.	30,515	736,941
Nexon Company, Ltd.	14,300	188,775
Nidec Corp. (B)	66,000	1,074,112
Nintendo Company, Ltd.	17,370	728,359
Nippon Building Fund, Inc. (A)	224	173,522
Nippon Paint Holdings Company, Ltd. (A)	55,000	356,345
Nippon Sanso Holdings Corp.	30,200	1,114,162
Nippon Steel Corp.	162,400	535,688
Nippon Yusen KK	37,200	1,193,879
Nissan Motor Company, Ltd. (A)(B)	198,800	366,959
Nissin Foods Holdings Company, Ltd. (A)	7,948	136,440
Niterra Company, Ltd.	23,200	1,528,110
Nitori Holdings Company, Ltd.	22,505	334,338
Nitto Denko Corp.	121,370	2,367,284
Nomura Holdings, Inc.	109,400	951,465
Nomura Research Institute, Ltd.	15,400	435,113
NTT, Inc.	1,759,250	1,569,551
Obayashi Corp.	71,200	1,426,848
Obic Company, Ltd.	17,300	406,940
Olympus Corp.	55,400	579,139
Omron Corp.	5,200	185,571
Ono Pharmaceutical Company, Ltd.	9,665	142,009
Oracle Corp. Japan	2,900	148,100
Oriental Land Company, Ltd. (A)	24,100	369,229
ORIX Corp.	61,900	2,341,936
Osaka Gas Company, Ltd.	46,800	1,571,086
Otsuka Corp. (A)	18,100	308,878
Otsuka Holdings Company, Ltd.	25,000	1,662,052
Pan Pacific International Holdings Corp.	139,600	706,912
Panasonic Holdings Corp.	80,804	2,238,299
Rakuten Bank, Ltd. (B)	4,900	155,871
Rakuten Group, Inc. (B)	87,000	403,297
Recruit Holdings Company, Ltd.	32,100	2,237,767
Renesas Electronics Corp.	27,200	804,494
Resona Holdings, Inc.	88,700	1,149,375
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Resonac Holdings Corp.	9,600	$1,045,501
Ryohin Keikaku Company, Ltd.	38,700	842,697
Sanrio Company, Ltd. (A)	74,200	502,200
SBI Holdings, Inc.	108,000	1,753,650
SCREEN Holdings Company, Ltd.	13,700	1,500,868
Secom Company, Ltd.	28,322	1,125,038
Seibu Holdings, Inc.	10,700	208,898
Sekisui Chemical Company, Ltd.	64,000	1,020,495
Sekisui House, Ltd.	52,700	1,096,640
Seven & i Holdings Company, Ltd.	150,200	1,808,592
SG Holdings Company, Ltd.	24,100	228,804
Shimadzu Corp.	15,700	397,608
Shimano, Inc.	2,386	254,639
Shimizu Corp.	24,300	381,190
Shin-Etsu Chemical Company, Ltd.	49,590	2,138,297
Shionogi & Company, Ltd.	70,313	1,206,602
Shiseido Company, Ltd. (A)	6,177	99,501
Shizuoka Financial Group, Inc.	29,500	549,069
SMC Corp.	745	326,741
SoftBank Corp.	734,800	940,851
SoftBank Group Corp.	197,044	7,229,493
Sompo Holdings, Inc.	33,400	1,281,952
Sony Financial Group, Inc.	157,000	138,042
Sony Group Corp.	166,600	3,362,240
Subaru Corp.	75,900	1,116,142
Sumitomo Corp.	154,000	1,467,750
Sumitomo Electric Industries, Ltd.	113,200	2,038,680
Sumitomo Forestry Company, Ltd. (A)	53,200	442,065
Sumitomo Metal Mining Company, Ltd.	32,700	1,502,761
Sumitomo Mitsui Financial Group, Inc.	122,500	4,783,172
Sumitomo Mitsui Trust Group, Inc.	43,350	1,615,573
Sumitomo Realty & Development Company, Ltd.	23,300	536,319
Suntory Beverage & Food, Ltd. (A)	10,400	287,764
Suzuki Motor Corp.	124,200	1,494,374
T&D Holdings, Inc.	50,500	1,493,638
Taisei Corp.	12,461	1,092,566
Takeda Pharmaceutical Company, Ltd.	52,447	1,663,524
TDK Corp.	119,900	2,633,706
Terumo Corp.	20,100	276,286
The Chiba Bank, Ltd.	69,000	1,047,365
The Kansai Electric Power Company, Inc.	175,600	2,469,367
Toho Company, Ltd.	23,900	191,244
Tokio Marine Holdings, Inc.	64,300	2,849,338
Tokyo Century Corp.	26,100	400,192
Tokyo Electron, Ltd.	11,971	5,682,588
Tokyo Gas Company, Ltd.	70,800	2,666,462
Tokyu Corp.	41,500	427,703
TOPPAN Holdings, Inc.	24,000	753,853
Toray Industries, Inc.	166,500	1,155,076
Toyo Suisan Kaisha, Ltd.	1,500	95,847
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	5

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Toyota Motor Corp.	305,940	$5,129,589
Toyota Tsusho Corp.	25,800	948,976
Unicharm Corp. (A)	42,400	246,169
West Japan Railway Company	76,162	1,276,982
Yamaha Motor Company, Ltd. (A)	134,800	1,018,517
Yaskawa Electric Corp.	15,200	657,194
Yokogawa Electric Corp.	14,700	509,672
Yokohama Financial Group, Inc.	97,700	1,041,472
Zensho Holdings Company, Ltd.	7,600	377,136
ZOZO, Inc.	35,900	253,802
Luxembourg - 0.4%		3,728,343
ArcelorMittal SA	51,621	3,110,264
Tenaris SA	22,330	618,079
Macau - 0.0%		105,837
Sands China, Ltd.	63,600	105,837
Mexico - 0.1%		516,231
Fresnillo PLC	14,190	516,231
Netherlands - 5.5%		52,335,891
ABN AMRO Bank NV	64,176	2,727,987
Adyen NV (B)(C)	623	584,351
Airbus SE	18,043	4,013,081
Argenx SE (B)	625	579,796
ASM International NV	4,595	5,256,091
ASML Holding NV	11,387	22,410,481
Ferrovial NV	43,787	3,002,700
Heineken NV	7,487	630,008
ING Groep NV	113,692	3,596,659
Koninklijke Ahold Delhaize NV	90,256	3,634,341
Koninklijke Philips NV	69,395	1,885,102
Prosus NV (B)	40,229	1,747,305
Stellantis NV (A)(B)	199,608	1,135,468
Universal Music Group NV	54,041	1,132,521
New Zealand - 0.2%		1,506,572
Auckland International Airport, Ltd.	41,940	199,211
Fisher & Paykel Healthcare Corp., Ltd.	14,374	318,971
Fonterra Co-operative Group, Ltd.	866	3,488
Infratil, Ltd. (A)	25,903	227,360
Meridian Energy, Ltd.	28,012	92,740
Xero, Ltd. (B)	13,287	664,802
Norway - 0.5%		4,364,484
Aker BP ASA	24,386	747,192
DNB Bank ASA	23,271	693,039
Equinor ASA	39,680	1,257,105
Gjensidige Forsikring ASA	3,436	92,988
Kongsberg Gruppen ASA	10,061	303,289
Kongsberg Maritime AS (B)	10,068	52,133
Mowi ASA	5,745	106,128
Norsk Hydro ASA	41,133	373,275
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Norway (continued)
Orkla ASA	8,592	$90,474
Salmar ASA	653	30,566
Telenor ASA	20,983	300,681
Var Energi ASA	13,853	57,663
Yara International ASA	5,908	259,951
Portugal - 0.2%		1,712,810
Banco Comercial Portugues SA	492,638	582,946
EDP SA	121,043	633,958
Galp Energia SGPS SA	14,404	307,048
Jeronimo Martins SGPS SA	9,856	188,858
Singapore - 2.0%		19,337,084
CapitaLand Ascendas REIT	118,418	227,965
CapitaLand Integrated Commercial Trust	202,040	370,200
CapitaLand Investment, Ltd.	184,900	355,948
DBS Group Holdings, Ltd.	100,213	5,067,015
Grab Holdings, Ltd., Class A (B)	107,866	406,655
Jardine Cycle & Carriage, Ltd.	3,200	66,600
Keppel REIT	17,155	11,406
Keppel, Ltd.	157,400	1,331,289
Oversea-Chinese Banking Corp., Ltd.	145,468	2,788,010
Sea, Ltd., ADR (B)	10,369	993,661
Sembcorp Industries, Ltd. (A)	50,900	249,886
Singapore Airlines, Ltd. (A)	426,000	2,529,421
Singapore Exchange, Ltd.	96,500	1,796,529
Singapore Technologies Engineering, Ltd.	50,800	408,065
Singapore Telecommunications, Ltd.	174,300	594,273
United Overseas Bank, Ltd.	54,024	1,660,670
Wilmar International, Ltd.	171,800	479,491
Spain - 3.9%		36,892,082
ACS Actividades de Construccion y Servicios SA	12,428	1,828,690
Aena SME SA (C)	58,191	1,773,684
Amadeus IT Group SA	38,715	2,260,947
Banco Bilbao Vizcaya Argentaria SA	424,487	10,613,861
Banco Santander SA	496,719	6,862,490
CaixaBank SA	365,145	5,170,370
Cellnex Telecom SA (B)(C)	30,961	925,650
EDP Renewables SA	6,469	104,801
Endesa SA (A)	26,755	1,219,889
Iberdrola SA	99,633	2,487,804
Industria de Diseno Textil SA	44,767	2,821,158
Naturgy Energy Group SA	26,206	822,738
Sweden - 3.1%		29,848,892
AAK AB (A)	8,489	200,863
AddTech AB, B Shares	22,076	778,738
Alfa Laval AB	7,210	429,852
Assa Abloy AB, B Shares	14,504	513,132
Atlas Copco AB, A Shares	102,219	2,071,703
Atlas Copco AB, B Shares	56,507	1,002,490
6	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Sweden (continued)
Beijer Ref AB (A)	17,743	$260,329
Boliden AB	11,499	649,675
Castellum AB	32,805	431,495
Epiroc AB, A Shares	23,480	645,096
Epiroc AB, B Shares	13,988	324,907
EQT AB (A)	6,009	170,122
Essity AB, B Shares	87,303	2,474,359
Evolution AB (B)(C)	4,583	314,999
Fastighets AB Balder, B Shares (B)	54,758	292,627
Getinge AB, B Shares	11,159	228,411
Hennes & Mauritz AB, B Shares (A)	18,646	321,166
Hexagon AB, B Shares	52,078	431,125
Holmen AB, B Shares	7,794	245,300
Indutrade AB	15,872	328,653
Lifco AB, B Shares	7,477	245,212
Nibe Industrier AB, B Shares	17,332	64,506
Norion Bank AB (B)	4,230	26,530
Saab AB, B Shares	4,304	223,602
Sagax AB, B Shares (A)	16,757	266,986
Sandvik AB	16,104	665,415
Securitas AB, B Shares	37,888	623,236
Skandinaviska Enskilda Banken AB, A Shares	47,445	945,650
Skandinaviska Enskilda Banken AB, C Shares	454	9,166
Skanska AB, B Shares	46,702	1,250,772
SKF AB, B Shares	48,851	1,255,832
Svenska Cellulosa AB SCA, B Shares (A)	48,275	494,315
Svenska Handelsbanken AB, A Shares	52,825	778,335
Svenska Handelsbanken AB, B Shares (A)	2,251	54,751
Swedbank AB, A Shares	37,094	1,387,458
Swedish Orphan Biovitrum AB (B)	17,938	856,295
Tele2 AB, B Shares	49,113	855,836
Telefonaktiebolaget LM Ericsson, B Shares	178,621	1,996,028
Telia Company AB	350,452	1,709,504
Trelleborg AB, B Shares	22,309	930,334
Volvo AB, A Shares	16,343	557,592
Volvo AB, B Shares	73,034	2,486,498
Volvo Car AB, B Shares (B)	25,697	49,997
Switzerland - 8.3%		79,344,861
ABB, Ltd.	25,117	2,727,015
Alcon, Inc.	45,172	3,057,573
Amrize, Ltd. (B)	30,331	1,610,083
Chocoladefabriken Lindt & Spruengli AG (A)	10	1,190,107
Cie Financiere Richemont SA, A Shares	14,098	3,260,376
Coca-Cola HBC AG (B)	17,649	1,152,491
Galderma Group AG (B)	14,300	3,260,113
Givaudan SA	422	1,789,177
Glencore PLC (B)	377,617	2,575,124
Holcim, Ltd. (B)	51,187	4,624,693
Lonza Group AG	6,142	4,155,834
Nestle SA	66,359	6,834,570
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Switzerland (continued)
Novartis AG	55,234	$8,667,352
Partners Group Holding AG	2,311	1,897,160
Roche Holding AG, Bearer Shares	1,172	492,831
Roche Holding AG, Participation Certificates	17,656	7,284,345
Sandoz Group AG	34,045	3,086,060
Schindler Holding AG	1,444	460,061
Schindler Holding AG, Participation Certificates	3,308	1,099,044
Sika AG	9,324	1,927,449
Swiss Life Holding AG	2,265	2,497,916
Swiss Re AG	22,313	3,554,479
Swisscom AG	4,672	3,611,222
UBS Group AG	95,280	4,731,813
Zurich Insurance Group AG	5,118	3,797,973
United Arab Emirates - 0.0%		0
NMC Health PLC (B)(D)	5,181	0
United Kingdom - 12.3%		117,430,238
3i Group PLC	38,239	1,261,712
Airtel Africa PLC (C)	66,056	287,216
Anglo American PLC	18,776	921,308
Associated British Foods PLC	30,201	796,073
AstraZeneca PLC	38,488	7,202,727
Aviva PLC	246,215	2,124,780
BAE Systems PLC	66,598	1,629,951
Barclays PLC	534,249	3,592,207
BP PLC	1,003,663	6,222,290
British American Tobacco PLC	72,011	4,470,115
BT Group PLC	1,623,299	4,095,747
Centrica PLC	280,155	635,281
Coca-Cola Europacific Partners PLC	17,100	1,716,528
Compass Group PLC	43,032	1,389,934
Diageo PLC	73,404	1,483,302
Endeavour Mining PLC	12,418	610,485
GSK PLC	104,662	2,751,858
Haleon PLC	732,594	3,380,808
Halma PLC	23,231	1,212,983
HSBC Holdings PLC	528,706	10,040,276
Imperial Brands PLC	83,601	3,094,657
Informa PLC	139,476	1,673,850
InterContinental Hotels Group PLC	6,840	1,178,190
Legal & General Group PLC	548,436	2,081,826
Lloyds Banking Group PLC	2,276,666	3,357,112
London Stock Exchange Group PLC	7,488	811,176
National Grid PLC	165,903	2,748,029
NatWest Group PLC	297,461	2,633,349
Next PLC	15,694	3,029,702
Reckitt Benckiser Group PLC	55,189	3,597,286
RELX PLC	59,441	1,866,609
Rentokil Initial PLC	153,586	869,611
Rio Tinto PLC	35,517	3,357,304
Rolls-Royce Holdings PLC	205,857	3,946,987
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	7

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
Segro PLC	43,487	$505,149
Severn Trent PLC	17,418	683,369
Shell PLC	162,141	6,311,860
Smith & Nephew PLC	33,259	481,379
SSE PLC	71,783	2,320,873
Standard Chartered PLC	252,565	6,841,773
Tesco PLC	661,227	4,025,611
Unilever PLC	63,636	3,823,964
Vodafone Group PLC	1,789,030	2,364,991

PREFERRED SECURITIES - 0.5%		$4,523,641
(Cost $5,858,533)
Germany - 0.5%		4,523,641
Bayerische Motoren Werke AG	4,167	273,699
Dr. Ing. h.c. F. Porsche AG	1,630	81,084
Henkel AG & Company KGaA	16,205	1,362,489
Volkswagen AG	35,016	2,806,369

RIGHTS - 0.0%		$26,102
(Cost $26,490)
ACS Actividades de Construccion y Servicios SA (Expiration Date: 7-16-26) (B)(E)	12,428	26,102

SHORT-TERM INVESTMENTS - 0.8%		$7,953,515
(Cost $7,953,954)
Short-term funds - 0.8%		7,953,515
John Hancock Collateral Trust, 3.6026% (F)(G)	515,951	5,159,204

State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5748% (F)	2,794,311	2,794,311
Total investments (Multifactor Developed International ETF) (Cost $828,952,437) - 100.1%		$952,350,831
Other assets and liabilities, net - (0.1%)		(953,740)
Total net assets - 100.0%		$951,397,091

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 6-30-26. The value of securities on loan amounted to $27,728,271. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $24,043,255 in the form of U.S. Treasuries was pledged to the fund.
(B)	Non-income producing security.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 6-30-26.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 6-30-26:
Financials	25.7%
Industrials	18.4%
Health care	9.0%
Information technology	8.1%
Materials	7.9%
Consumer discretionary	7.9%
Consumer staples	7.3%
Utilities	5.7%
Communication services	4.7%
Energy	3.3%
Real estate	1.3%
Short-term investments and other	0.7%
TOTAL	100.0%
MULTIFACTOR EMERGING MARKETS ETF

As of 6-30-26 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 98.9%		$1,004,833,428
(Cost $649,134,309)
Australia - 0.0%		375,228
MMG, Ltd. (A)(B)	424,000	375,228
Brazil - 3.3%		33,336,025
Ambev SA	286,200	900,742
Axia Energia SA	134,603	1,414,177
B3 SA - Brasil Bolsa Balcao	395,700	1,110,815
Banco Bradesco SA	173,505	528,632
Banco BTG Pactual SA	71,448	746,650
Banco do Brasil SA	204,400	786,253
BB Seguridade Participacoes SA	107,000	809,743
Caixa Seguridade Participacoes S/A	39,400	150,035
Cia de Saneamento Basico do Estado de Sao Paulo	236,390	1,353,684
Cia Paranaense de Energia	217,300	630,579
CPFL Energia SA	33,300	288,097
Embraer SA	42,800	676,819
Eneva SA (A)	79,400	409,890
Engie Brasil Energia SA	61,335	412,735
Equatorial SA	121,703	915,603
Localiza Rent a Car SA	83,211	667,817
NU Holdings, Ltd., Class A (A)	219,688	2,935,032
Petroleo Brasileiro SA	528,200	4,263,603
Porto Seguro SA	9,300	95,085
PRIO SA (A)	88,000	886,639
Raia Drogasil SA	190,449	618,524
Rede D’Or Sao Luiz SA (C)	67,236	450,886
Suzano SA	131,465	1,009,618
Telefonica Brasil SA	139,400	914,350
TIM SA	140,800	594,924
Vale SA	502,400	7,559,368
Vibra Energia SA	126,613	731,163
WEG SA	162,700	1,474,562
Chile - 0.4%		4,529,159
Banco de Chile	3,710,075	726,247
8	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Chile (continued)
Banco de Credito e Inversiones SA	9,582	$629,406
Banco Santander Chile	7,177,086	587,651
Cencosud SA	127,836	295,296
Empresas COPEC SA	42,528	265,242
Enel Americas SA	2,157,160	193,235
Enel Chile SA	4,217,288	370,461
Falabella SA	65,526	409,033
Latam Airlines Group SA	17,955,688	523,037
Plaza SA	128,499	529,551
China - 16.3%		165,387,228
360 Security Technology, Inc., Class A	45,500	58,271
3SBio, Inc. (A)(C)	17,000	36,614
Accelink Technologies Company, Ltd., Class A (A)	2,700	102,240
ACM Research Shanghai, Inc., Class A	893	56,854
Agricultural Bank of China, Ltd., H Shares	3,356,000	2,285,249
Aier Eye Hospital Group Company, Ltd., A Shares	79,443	96,708
Akeso, Inc. (A)(B)(C)	38,000	426,661
Aluminum Corp. of China, Ltd., H Shares	796,000	757,220
Anhui Conch Cement Company, Ltd., H Shares	206,500	441,594
Anhui Gujing Distillery Company, Ltd., A Shares	2,971	34,941
Anhui Jianghuai Automobile Group Corp., Ltd., Class A (A)	8,900	33,880
Anker Innovations Technology Company, Ltd., A Shares	1,100	16,941
ANTA Sports Products, Ltd.	209,600	1,899,003
Avary Holding Shenzhen Company, Ltd., A Shares	12,300	191,024
Baidu, Inc., Class A (A)	203,400	2,842,706
Baiyin Nonferrous Group Company, Ltd., Class A	16,600	12,428
Bank of Beijing Company, Ltd., Class A	138,400	99,944
Bank of Chengdu Company, Ltd., Class A	23,900	62,344
Bank of China, Ltd., H Shares	7,418,000	4,720,171
Bank of Communications Company, Ltd., H Shares	2,419,000	2,079,056
Bank of Hangzhou Company, Ltd., A Shares	46,100	98,173
Bank of Jiangsu Company, Ltd., Class A	128,900	204,784
Bank of Nanjing Company, Ltd., Class A	76,900	112,085
Bank of Ningbo Company, Ltd., A Shares	65,815	287,978
Bank of Shanghai Company, Ltd., A Shares	120,400	154,018
Baoshan Iron & Steel Company, Ltd., A Shares	206,900	165,571
Beijing Compass Technology Development Company, Ltd., Class A	1,300	17,563
Beijing Kingsoft Office Software, Inc., Class A	1,758	55,198
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A (A)	1,960	7,790
Beijing-Shanghai High Speed Railway Company, Ltd., A Shares	202,500	135,191
Bilibili, Inc., Class Z (A)(B)	15,720	264,003
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Biwin Storage Technology Company, Ltd., Class A	1,581	$115,272
Bluefocus Intelligent Communications Group Company, Ltd., Class A	8,200	16,629
BOE Technology Group Company, Ltd., A Shares	374,100	478,555
BYD Company, Ltd., H Shares	327,700	3,027,507
BYD Electronic International Company, Ltd. (B)	129,500	345,463
Cambricon Technologies Corp., Ltd., Class A	1,829	430,079
Chaozhou Three-Circle Group Company, Ltd., Class A	8,300	204,155
Chifeng Jilong Gold Mining Group, Ltd., Class A	10,700	41,504
China CITIC Bank Corp., Ltd., H Shares	1,035,000	877,672
China Coal Energy Company, Ltd., H Shares	321,000	403,192
China Construction Bank Corp., H Shares	8,010,000	8,242,832
China Eastern Airlines Corp., Ltd., H Shares (A)	400,000	161,182
China Energy Engineering Corp., Ltd., H Shares (B)	656,000	92,853
China Everbright Bank Company, Ltd., H Shares (B)	498,000	186,066
China Galaxy Securities Company, Ltd., H Shares	440,000	412,953
China Gold International Resources Corp., Ltd.	21,300	332,726
China Hongqiao Group, Ltd.	580,500	1,484,922
China International Capital Corp., Ltd., H Shares (C)	145,600	389,898
China International Marine Containers Group Company, Ltd., H Shares	67,300	63,764
China Jushi Company, Ltd., Class A	23,500	252,407
China Life Insurance Company, Ltd., H Shares	828,000	2,814,886
China Longyuan Power Group Corp., Ltd., H Shares	645,000	411,245
China Mengniu Dairy Company, Ltd.	338,000	693,495
China Merchants Bank Company, Ltd., H Shares	368,500	2,110,803
China Merchants Energy Shipping Company, Ltd., A Shares	34,400	89,075
China Merchants Expressway Network & Technology Holdings Company, Ltd., A Shares	32,300	43,604
China Merchants Securities Company, Ltd., H Shares (C)	108,340	238,590
China Merchants Shekou Industrial Zone Holdings Company, Ltd., A Shares	52,700	49,940
China Minsheng Banking Corp., Ltd., H Shares	1,031,000	412,818
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	21,800	154,374
China Pacific Insurance Group Company, Ltd., H Shares	520,400	1,783,762
China Petroleum & Chemical Corp., H Shares	2,668,000	1,360,869
China Railway Signal & Communication Corp., Ltd., H Shares (A)(C)	172,000	70,186
China Rare Earth Resources And Technology Company, Ltd., Class A (A)	2,900	23,716
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	9

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
China Reinsurance Group Corp., H Shares	575,000	$81,388
China Resources Microelectronics, Ltd., Class A	7,862	113,028
China Resources Mixc Lifestyle Services, Ltd. (C)	62,200	290,931
China Shenhua Energy Company, Ltd., H Shares	376,500	1,926,177
China Southern Airlines Company, Ltd., H Shares (A)	382,000	165,133
China Tourism Group Duty Free Corp., Ltd., H Shares (C)	13,500	81,874
China Tower Corp., Ltd., H Shares (C)	936,800	1,052,430
China Tungsten and Hightech Materials Company, Ltd., Class A	11,800	166,460
China XD Electric Company, Ltd., Class A	25,900	56,950
China Zheshang Bank Company, Ltd., H Shares	178,700	48,309
Chongqing Rural Commercial Bank Company, Ltd., H Shares	83,000	61,175
CITIC Securities Company, Ltd., H Shares	154,250	536,193
CITIC, Ltd.	899,000	1,216,313
CMOC Group, Ltd., H Shares	432,000	836,230
CNGR Advanced Material Company, Ltd., Class A	5,900	38,041
CNPC Capital Company, Ltd., A Shares	38,900	37,780
Contemporary Amperex Technology Company, Ltd., A Shares	22,860	1,324,050
COSCO Shipping Energy Transportation Company, Ltd., H Shares (B)	100,000	176,357
COSCO Shipping Holdings Company, Ltd., H Shares (B)	380,699	631,582
CSC Financial Company, Ltd., H Shares (C)	140,000	214,944
CSPC Pharmaceutical Group, Ltd.	770,000	684,375
Daqin Railway Company, Ltd., Class A	107,700	73,171
Dongfang Electric Corp., Ltd., H Shares (B)	44,400	120,709
East Money Information Company, Ltd., A Shares	65,706	197,348
ENN Energy Holdings, Ltd.	58,600	302,339
ENN Natural Gas Company, Ltd., Class A	21,400	49,831
Eoptolink Technology, Inc., Ltd., Class A	5,460	488,434
Eve Energy Company, Ltd., A Shares	13,700	131,298
Everbright Securities Company, Ltd., H Shares (C)	32,400	30,491
Fiberhome Telecommunication Technologies Company, Ltd., Class A (A)	3,900	42,303
Focus Media Information Technology Company, Ltd., A Shares	73,100	52,142
Foshan Haitian Flavouring & Food Company, Ltd., Class A	25,264	123,464
Founder Securities Company, Ltd., A Shares	28,800	30,560
Foxconn Industrial Internet Company, Ltd., Class A	69,200	735,812
Fuyao Glass Industry Group Company, Ltd. , H Shares (C)	100,800	658,114
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Ganfeng Lithium Group Company, Ltd., H Shares (C)	58,600	$375,869
GD Power Development Company, Ltd., Class A	217,700	149,830
GDS Holdings, Ltd., A Shares (A)(B)	109,300	393,600
GF Securities Company, Ltd., H Shares	166,600	360,943
Giant Network Group Company, Ltd., Class A	4,500	18,277
GigaDevice Semiconductor, Inc., Class A	2,700	324,299
GoerTek, Inc., A Shares	34,500	114,553
Goldwind Science & Technology Company, Ltd., H Shares	80,000	107,319
Gotion High-tech Company, Ltd., Class A	11,700	47,435
Grace Fabric Technology Company, Ltd., Class A	1,500	58,655
Gree Electric Appliances, Inc. of Zhuhai, A Shares	64,700	357,569
Guangdong Haid Group Company, Ltd., A Shares	14,900	97,959
Guangdong HEC Technology Holding Company, Ltd., Class A (A)	10,300	50,973
Guangzhou Automobile Group Company, Ltd., H Shares (A)	276,000	73,205
Guangzhou Tinci Materials Technology Company, Ltd., Class A	7,000	53,057
Guosen Securities Company, Ltd., Class A	42,100	61,983
Guotai Haitong Securities Company, Ltd., H Shares (C)	256,856	486,392
H World Group, Ltd.	211,400	899,293
Haidilao International Holding, Ltd. (B)(C)	112,000	151,675
Haier Smart Home Company, Ltd., H Shares	465,800	1,186,767
Hangzhou Chang Chuan Technology Company, Ltd., Class A	2,200	110,697
Hangzhou Silan Microelectronics Company, Ltd., Class A (A)	3,000	24,167
Hangzhou Tigermed Consulting Company, Ltd., H Shares (C)	3,200	14,184
Han’s Laser Technology Industry Group Company, Ltd., Class A	2,900	64,155
Hansoh Pharmaceutical Group Company, Ltd. (C)	104,000	392,816
Harbin Electric Company, Ltd., H Shares	62,000	121,121
Henan Shenhuo Coal Industry & Electricity Power Company, Ltd., Class A	21,100	65,924
Henan Shuanghui Investment & Development Company, Ltd., A Shares	24,100	79,559
Hengli Petrochemical Company, Ltd., A Shares	67,400	175,915
Hengtong Optic-electric Company, Ltd., A Shares	13,800	222,373
Hgtech Company, Ltd., Class A	3,400	92,504
Hithink RoyalFlush Information Network Company, Ltd., Class A	4,920	174,746
Horizon Robotics (A)(B)	561,000	291,873
Hua Hong Grace Semiconductor, Ltd. (A)(C)	64,000	1,756,275
Huadian Power International Corp., Ltd., H Shares	74,000	35,197
10	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Huadong Medicine Company, Ltd., Class A	3,400	$14,090
Huafon Chemical Company, Ltd., Class A	21,200	29,650
Huaneng Power International, Inc., H Shares (B)	738,000	515,712
Huatai Securities Company, Ltd., H Shares (B)(C)	223,200	475,314
Huaxia Bank Company, Ltd., Class A	101,609	95,688
Huayu Automotive Systems Company, Ltd., Class A	20,400	46,660
Hubei Feilihua Quartz Glass Company, Ltd., Class A (A)	1,400	27,592
Huizhou Desay SV Automotive Company, Ltd., Class A	3,000	36,033
Hunan Gold Corp., Ltd., Class A	5,800	20,404
Hundsun Technologies, Inc., Class A	5,000	15,614
Hygon Information Technology Company, Ltd., Class A	4,759	259,713
Iflytek Company, Ltd., A Shares	13,200	79,448
Industrial & Commercial Bank of China, Ltd., H Shares	6,391,000	5,240,228
Industrial Bank Company, Ltd., A Shares	145,300	354,610
Industrial Securities Company, Ltd., Class A	41,400	36,852
Ingenic Semiconductor Company, Ltd., Class A	1,700	62,359
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	314,500	103,359
Inner Mongolia Dian Tou Energy Corp., Ltd., A Shares	21,700	73,939
Inner Mongolia Xingye Silver&Tin Mining Company, Ltd., Class A	10,600	51,489
Inner Mongolia Yili Industrial Group Company, Ltd., A Shares	47,600	168,081
Innovent Biologics, Inc. (A)(C)	85,000	862,785
J&T Global Express, Ltd. (A)	333,200	355,207
JCET Group Company, Ltd., Class A	12,200	186,181
JD Health International, Inc. (A)(C)	121,000	506,709
JD Logistics, Inc. (A)(C)	255,500	382,824
JD.com, Inc., Class A	264,850	3,351,976
Jiangsu Eastern Shenghong Company, Ltd., Class A (A)	33,800	57,036
Jiangsu Expressway Company, Ltd., H Shares	104,000	121,611
Jiangsu Hengli Hydraulic Company, Ltd., A Shares	7,500	118,888
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	25,751	197,495
Jiangsu Yanghe Distillery Company, Ltd., A Shares	9,190	51,670
Jiangsu Zhongtian Technology Company, Ltd., Class A	20,000	178,855
Jiangxi Copper Company, Ltd., H Shares	96,000	378,513
Jinduicheng Molybdenum Company, Ltd., A Shares	17,500	72,498
Jinko Solar Company, Ltd., Class A (A)	57,044	39,933
Kanzhun, Ltd.	11,600	75,439
Kingnet Network Company, Ltd., A Shares	4,000	9,579
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Kuaishou Technology (C)	331,100	$1,756,398
Kuang-Chi Technologies Company, Ltd., Class A	6,600	29,492
Kunlun Tech Company, Ltd., A Shares (A)	4,200	24,982
Kweichow Moutai Company, Ltd., A Shares	6,292	1,099,287
Laopu Gold Company, Ltd., H Shares (B)	1,900	83,927
LB Group Company, Ltd., Class A	15,500	37,646
Lenovo Group, Ltd.	1,580,000	4,638,022
Lens Technology Company, Ltd., A Shares	36,100	285,484
Leo Group Company, Ltd., Class A	16,100	11,271
Li Auto, Inc., Class A (A)(B)	125,300	736,265
Lingyi iTech Guangdong Company, A Shares	24,300	62,098
Longfor Group Holdings, Ltd. (B)(C)	274,054	208,981
LONGi Green Energy Technology Company, Ltd., A Shares (A)	43,600	84,303
Luxshare Precision Industry Company, Ltd., A Shares	29,700	308,144
Luzhou Laojiao Company, Ltd., A Shares	13,400	153,089
Meituan, Class B (A)(C)	388,970	3,397,638
Metallurgical Corp. of China, Ltd., H Shares	295,000	49,655
Midea Group Company, Ltd., H Shares (B)	35,200	370,760
Montage Technology Company, Ltd., Class A	4,552	207,897
Muyuan Foods Company, Ltd., A Shares	64,260	331,367
NARI Technology Company, Ltd., A Shares	46,552	156,765
National Silicon Industry Group Company, Ltd., Class A (A)	10,436	61,351
NAURA Technology Group Company, Ltd., Class A	3,595	468,652
NetEase, Inc.	217,100	5,603,259
New China Life Insurance Company, Ltd., H Shares	191,400	1,123,205
Ningbo Deye Technology Company, Ltd., Class A	5,600	87,631
Ningbo Tuopu Group Company, Ltd., Class A	8,825	73,379
Ningxia Baofeng Energy Group Company, Ltd., Class A	56,000	167,784
NIO, Inc., Class A (A)	151,170	746,785
Nongfu Spring Company, Ltd., H Shares (C)	146,000	737,629
OmniVision Integrated Circuits Group, Inc.	6,415	89,672
Orient Securities Company, Ltd., H Shares (C)	96,800	67,520
PetroChina Company, Ltd., H Shares	2,606,000	2,817,998
Pharmaron Beijing Company, Ltd., H Shares (C)	8,400	19,548
PICC Property & Casualty Company, Ltd., H Shares	1,104,000	2,015,963
Ping An Bank Company, Ltd., A Shares	136,400	202,025
Ping An Insurance Group Company of China, Ltd., H Shares	586,000	3,814,730
Piotech, Inc., Class A	746	91,472
Poly Developments and Holdings Group Company, Ltd., A Shares	122,100	83,315
Pop Mart International Group, Ltd. (B)(C)	73,800	1,455,851
Postal Savings Bank of China Company, Ltd., H Shares (C)	837,000	487,767
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	11

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Qingdao Port International Company, Ltd., H Shares (C)	77,000	$61,859
Qinghai Salt Lake Industry Company, Ltd., Class A (A)	23,900	106,337
QuantumCTek Company, Ltd., Class A	212	15,747
Range Intelligent Computing Technology Group Company, Ltd., Class A	6,800	83,249
Remegen Company, Ltd., H Shares (A)(C)	3,000	28,424
RoboTechnik Intelligent Technology Company, Ltd., Class A	400	36,490
Rockchip Electronics Company, Ltd., A Shares	2,700	74,951
Rongsheng Petrochemical Company, Ltd., A Shares	90,150	142,823
SAIC Motor Corp., Ltd., Class A	47,700	68,611
Sanan Optoelectronics Company, Ltd., A Shares	32,000	100,074
Sangfor Technologies, Inc., Class A	1,100	15,595
Sany Heavy Industry Company, Ltd., A Shares	66,500	169,352
Satellite Chemical Company, Ltd., Class A	35,800	123,934
SDIC Power Holdings Company, Ltd., Class A	54,600	107,101
Seres Group Company, Ltd., A Shares	8,100	73,117
SF Holding Company, Ltd., H Shares	56,000	215,229
Shaanxi Coal Industry Company, Ltd., A Shares	107,500	322,402
Shandong Gold Mining Company, Ltd., H Shares (C)	91,220	194,257
Shandong Himile Mechanical Science & Technology Company, Ltd., A Shares	7,395	50,787
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	12,500	44,065
Shandong Nanshan Aluminum Company, Ltd., Class A	56,300	33,106
Shanghai Baosight Software Company, Ltd., Class A	15,764	38,635
Shanghai Electric Group Company, Ltd., H Shares	278,000	119,821
Shanghai Electric Power Company, Ltd., Class A	22,300	49,527
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	40,500	78,035
Shanghai Fudan Microelectronics Group Company, Ltd., H Shares	15,000	59,410
Shanghai International Airport Company, Ltd., A Shares	14,600	49,704
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	57,800	84,024
Shanghai Pudong Development Bank Company, Ltd., Class A	206,200	261,647
Shanghai Putailai New Energy Technology Group Company, Ltd.	12,000	51,163
Shanghai Rural Commercial Bank Company, Ltd., A Shares	58,100	64,133
Shanghai Stonehill Technology Company, Ltd., Class A	13,100	12,626
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	3,600	19,763
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Shanjin International Gold Company, Ltd., Class A	18,500	$46,350
Shannon Semiconductor Technology Company, Ltd., Class A	1,400	61,898
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., A Shares	9,145	147,403
Sharetronic Data Technology Company, Ltd., Class A	2,700	135,251
Shenghe Resources Holding Company, Ltd., Class A	5,000	21,937
Shengyi Electronics Company, Ltd., Class A	3,873	75,572
Shengyi Technology Company, Ltd., Class A	14,200	362,879
Shenwan Hongyuan Group Company, Ltd., H Shares (C)	219,200	69,880
Shenzhen Envicool Technology Company, Ltd., Class A	4,160	48,777
Shenzhen Inovance Technology Company, Ltd., A Shares	15,750	153,963
Shenzhen Kinwong Electronic Company, Ltd., Class A	2,300	24,544
Shenzhen Megmeet Electrical Company, Ltd., Class A	1,200	29,566
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., A Shares	8,700	174,156
Shenzhen Sunway Communication Company, Ltd., Class A	3,600	63,268
Shenzhen Transsion Holdings Company, Ltd., Class A	7,216	62,691
Shenzhou International Group Holdings, Ltd.	137,600	690,628
Sichuan Chuantou Energy Company, Ltd., Class A	25,800	53,878
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	2,800	15,895
Sichuan Kelun-Biotech Biopharmaceutical Company, Ltd., H Shares (A)(B)	2,500	139,058
Sichuan Road and Bridge Group Company, Ltd., Class A	56,540	65,161
Sinoma Science & Technology Company, Ltd., A Shares	6,000	79,583
Sinomine Resource Group Company, Ltd., Class A	1,800	15,649
Sinopharm Group Company, Ltd., H Shares	126,400	256,441
Sinotruk Hong Kong, Ltd.	59,500	292,415
Smoore International Holdings, Ltd. (B)(C)	84,000	75,195
Spring Airlines Company, Ltd., A Shares	2,800	18,809
Sungrow Power Supply Company, Ltd., A Shares	15,740	368,877
Sunny Optical Technology Group Company, Ltd.	114,900	893,759
SUPCON Technology Company, Ltd., Class A	2,716	47,032
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A (A)	5,200	201,052
Suzhou Maxwell Technologies Company, Ltd., Class A	700	29,139
Suzhou TFC Optical Communication Company, Ltd., A Shares	6,720	299,763
12	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
TBEA Company, Ltd., Class A	27,700	$91,852
TCL Technology Group Corp., A Shares	145,620	124,902
Tencent Holdings, Ltd.	412,000	22,580,511
Tencent Music Entertainment Group, Class A	139,900	586,570
The People’s Insurance Company Group of China, Ltd., H Shares	977,000	584,303
Tianqi Lithium Corp., H Shares (A)(B)	21,800	111,696
Tianshan Aluminum Group Company, Ltd., A Shares	46,600	73,690
Tingyi Cayman Islands Holding Corp.	104,000	129,701
TongFu Microelectronics Company, Ltd., A Shares	10,700	119,641
Tongkun Group Company, Ltd., Class A	9,600	30,630
Tongling Nonferrous Metals Group Company, Ltd., A Shares	76,500	71,704
Tongwei Company, Ltd., A Shares (A)	41,100	73,352
Tsingtao Brewery Company, Ltd., H Shares	62,000	340,278
Unigroup Guoxin Microelectronics Company, Ltd., Class A	3,200	41,855
Unisplendour Corp., Ltd., Class A	13,100	55,718
Universal Scientific Industrial Shanghai Company, Ltd., Class A	4,900	23,397
Verisilicon Microelectronics Shanghai Company, Ltd., Class A (A)	1,759	96,212
Victory Giant Technology Huizhou Company, Ltd., A Shares	5,300	270,593
Vipshop Holdings, Ltd., ADR	23,370	309,886
Wanguo Gold Group, Ltd.	79,000	78,375
Wanhua Chemical Group Company, Ltd., A Shares	38,100	384,122
Wanxiang Qianchao Company, Ltd., Class A	7,500	14,292
Weichai Power Company, Ltd., H Shares	329,000	1,430,608
Wens Foodstuff Group Company, Ltd., Class A	65,200	118,381
Western Mining Company, Ltd., Class A	14,600	58,397
Western Superconducting Technologies Company, Ltd., Class A	1,630	15,088
Wolong Electric Group Company, Ltd., Class A	3,800	18,537
Wuhan Guide Infrared Company, Ltd., Class A (A)	10,900	21,301
Wuliangye Yibin Company, Ltd., A Shares	34,900	380,611
WUS Printed Circuit Kunshan Company, Ltd., A Shares	12,500	281,487
WuXi AppTec Company, Ltd., H Shares (C)	49,980	979,581
WuXi Biologics Cayman, Inc. (A)(C)	419,500	1,850,881
Wuxi Lead Intelligent Equipment Company, Ltd., Class A	3,500	21,004
XCMG Construction Machinery Company, Ltd., Class A	78,500	93,593
Xiamen Tungsten Company, Ltd., A Shares	4,200	52,737
XPeng, Inc., Class A (A)	133,700	863,538
Yangtze Optical Fibre & Cable Joint Stock Company, Ltd., H Shares (B)(C)	15,000	488,520
Yankuang Energy Group Company, Ltd., H Shares (B)	612,399	862,913
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	3,300	$74,167
YTO Express Group Company, Ltd., Class A	20,000	46,423
Yum China Holdings, Inc.	20,400	831,395
Yunnan Aluminium Company, Ltd., A Shares	32,000	104,412
Yunnan Baiyao Group Company, Ltd., A Shares	12,640	88,242
Yunnan Chihong Zinc & Germanium Company, Ltd., Class A	30,000	53,541
Yunnan Copper Company, Ltd., Class A	9,300	21,765
Yunnan Energy New Material Group Company, Ltd., Class A (A)	5,700	56,207
Yunnan Tin Company, Ltd., Class A	9,100	57,252
Yunnan Yuntianhua Company, Ltd., A Shares	21,100	94,532
Zangge Mining Company, Ltd., A Shares	5,800	59,253
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., A Shares	3,900	62,810
Zhaojin Mining Industry Company, Ltd., H Shares	92,500	193,326
Zhejiang Century Huatong Group Company, Ltd., Class A	25,300	52,573
Zhejiang China Commodities City Group Company, Ltd., Class A	27,200	40,727
Zhejiang Chint Electrics Company, Ltd., Class A	13,400	49,509
Zhejiang Dahua Technology Company, Ltd., Class A	19,600	47,632
Zhejiang Huayou Cobalt Company, Ltd., A Shares	11,000	78,236
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	2,900	25,814
Zhejiang Juhua Company, Ltd., Class A	15,100	117,967
Zhejiang Leapmotor Technology Company, Ltd., H Shares (A)(C)	11,900	52,322
Zhejiang NHU Company, Ltd., A Shares	32,100	134,448
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	17,300	111,749
Zhongji Innolight Company, Ltd., Class A	4,960	928,346
Zhongjin Gold Corp., Ltd., Class A	24,100	64,109
Zhongtai Securities Company, Ltd., A Shares	300	235
Zijin Mining Group Company, Ltd., H Shares	634,000	2,215,186
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares (B)	183,200	161,193
ZTO Express Cayman, Inc.	73,750	1,613,800
Hong Kong - 2.5%		25,088,734
Alibaba Group Holding, Ltd.	1,453,700	17,211,832
Alibaba Health Information Technology, Ltd. (A)(B)	322,000	126,467
China Merchants Port Holdings Company, Ltd.	108,000	169,945
China Resources Beer Holdings Company, Ltd.	277,000	751,661
China Resources Land, Ltd.	462,500	1,769,308
China Resources Power Holdings Company, Ltd. (B)	344,000	742,214
China Taiping Insurance Holdings Company, Ltd.	135,200	310,672
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	13

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Hong Kong (continued)
Chow Tai Fook Jewellery Group, Ltd. (B)	208,400	$289,664
Geely Automobile Holdings, Ltd.	889,000	1,911,304
Kingboard Laminates Holdings, Ltd. (B)	40,000	505,735
Kunlun Energy Company, Ltd.	398,000	326,336
Orient Overseas International, Ltd.	23,500	365,593
Sino Biopharmaceutical, Ltd.	889,000	499,932
Want Want China Holdings, Ltd.	250,000	108,071
India - 15.3%		155,511,389
360 ONE WAM, Ltd.	13,059	147,340
ABB India, Ltd.	5,595	415,198
Adani Energy Solutions, Ltd. (A)	38,277	603,681
Adani Enterprises, Ltd.	8,784	282,101
Adani Green Energy, Ltd. (A)	21,647	341,197
Adani Ports & Special Economic Zone, Ltd.	58,628	1,121,107
Adani Power, Ltd. (A)	574,764	1,361,758
Adani Total Gas, Ltd.	18,627	143,256
Aditya Birla Capital, Ltd. (A)	142,936	592,982
Alkem Laboratories, Ltd.	4,111	243,163
Ambuja Cements, Ltd.	66,304	296,152
APL Apollo Tubes, Ltd.	21,809	412,870
Apollo Hospitals Enterprise, Ltd.	11,594	1,061,736
Ashok Leyland, Ltd.	322,582	537,757
Asian Paints, Ltd.	49,999	1,394,455
Astral, Ltd.	13,026	183,200
AU Small Finance Bank, Ltd. (C)	41,681	455,983
Aurobindo Pharma, Ltd.	30,441	506,178
Avenue Supermarts, Ltd. (A)(C)	8,910	410,782
Axis Bank, Ltd.	223,865	3,196,255
Bajaj Auto, Ltd.	6,857	702,080
Bajaj Finance, Ltd.	212,400	2,259,557
Bajaj Finserv, Ltd.	28,141	526,201
Bajaj Holdings & Investment, Ltd.	4,445	498,977
Balkrishna Industries, Ltd.	9,873	227,168
Bank of Baroda	121,292	350,196
Bank of India	95,773	142,407
Bank of Maharashtra	239,843	231,333
Berger Paints India, Ltd.	42,627	230,092
Bharat Dynamics, Ltd.	3,599	52,381
Bharat Electronics, Ltd.	358,250	1,561,546
Bharat Forge, Ltd.	29,280	665,072
Bharat Heavy Electricals, Ltd.	137,145	605,613
Bharat Petroleum Corp., Ltd.	403,910	1,298,238
Bharti Airtel, Ltd.	240,008	4,703,367
Biocon, Ltd.	69,960	308,675
Blue Star, Ltd.	5,838	99,912
Bosch, Ltd.	810	342,282
Britannia Industries, Ltd.	14,205	773,737
Canara Bank	214,962	285,999
CG Power & Industrial Solutions, Ltd.	63,016	632,964
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Cholamandalam Investment and Finance Company, Ltd.	66,253	$1,257,886
Cipla, Ltd.	93,123	1,444,183
Coal India, Ltd.	380,457	1,768,268
Cochin Shipyard, Ltd. (C)	2,945	47,103
Coforge, Ltd.	25,123	390,147
Colgate-Palmolive India, Ltd.	15,635	330,427
Container Corp. of India, Ltd.	38,167	192,430
Coromandel International, Ltd.	13,769	293,130
Cummins India, Ltd.	15,002	902,256
Dabur India, Ltd.	57,633	256,996
Dalmia Bharat, Ltd.	2,699	48,475
Divi’s Laboratories, Ltd.	11,553	805,401
Dixon Technologies India, Ltd.	3,146	395,864
DLF, Ltd.	39,707	260,054
Dr. Reddy’s Laboratories, Ltd.	123,310	1,772,947
Eicher Motors, Ltd.	13,465	1,010,102
Endurance Technologies, Ltd. (C)	1,034	29,220
Eternal, Ltd. (A)	295,913	829,043
Federal Bank, Ltd.	204,445	710,686
Fortis Healthcare, Ltd.	31,714	320,645
FSN E-Commerce Ventures, Ltd. (A)	143,121	472,641
GAIL India, Ltd.	436,651	795,309
GE Vernova T&D India, Ltd.	12,411	652,025
GlaxoSmithKline Pharmaceuticals, Ltd.	3,634	94,061
Glenmark Pharmaceuticals, Ltd.	15,510	361,621
GMR Airports, Ltd. (A)	306,120	363,785
Godrej Consumer Products, Ltd.	37,360	401,035
Godrej Properties, Ltd. (A)	8,058	158,932
Grasim Industries, Ltd.	37,646	1,234,468
Gujarat Fluorochemicals, Ltd.	1,156	48,690
Havells India, Ltd.	37,807	462,469
HCL Technologies, Ltd.	115,882	1,312,351
HDFC Asset Management Company, Ltd. (C)	22,562	632,798
HDFC Bank, Ltd.	838,725	7,092,397
HDFC Life Insurance Company, Ltd. (C)	67,382	409,202
Hero MotoCorp, Ltd.	22,239	1,127,471
Hindalco Industries, Ltd.	220,878	2,237,743
Hindustan Aeronautics, Ltd.	13,055	603,757
Hindustan Copper, Ltd.	27,346	145,139
Hindustan Petroleum Corp., Ltd.	188,519	784,776
Hindustan Unilever, Ltd.	88,601	1,987,418
Hitachi Energy India, Ltd.	793	293,462
Hyundai Motor India, Ltd.	11,733	236,188
ICICI Bank, Ltd.	465,022	6,778,918
ICICI Lombard General Insurance Company, Ltd. (C)	22,338	409,103
ICICI Prudential Life Insurance Company, Ltd. (C)	28,221	146,384
IDFC First Bank, Ltd.	436,814	365,939
Indian Bank	51,064	441,003
14	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Indian Oil Corp., Ltd.	627,425	$923,320
Indian Railway Catering & Tourism Corp., Ltd.	26,361	139,911
Indus Towers, Ltd. (A)	265,745	1,102,887
IndusInd Bank, Ltd.	63,148	615,244
Info Edge India, Ltd.	39,815	412,414
Infosys, Ltd.	304,732	3,238,585
InterGlobe Aviation, Ltd. (C)	13,471	760,155
ITC, Ltd.	326,238	990,169
Jindal Stainless, Ltd.	63,372	465,555
Jindal Steel, Ltd.	56,943	637,594
Jio Financial Services, Ltd.	314,595	787,030
JK Cement, Ltd.	1,206	69,117
JSW Energy, Ltd.	44,344	272,434
JSW Steel, Ltd.	124,099	1,611,630
Kalyan Jewellers India, Ltd.	23,068	94,335
KEI Industries, Ltd.	2,855	162,417
Knowledge Realty Trust	51,857	63,280
Kotak Mahindra Bank, Ltd.	405,589	1,696,761
L&T Finance, Ltd.	86,898	284,584
Larsen & Toubro, Ltd.	46,607	2,040,277
Laurus Labs, Ltd. (C)	36,010	577,476
Linde India, Ltd.	2,118	163,495
Lloyds Metals & Energy, Ltd.	9,012	172,512
Lodha Developers, Ltd. (C)	14,718	148,783
LTM, Ltd. (C)	10,060	376,538
Lupin, Ltd.	25,115	642,025
Mahindra & Mahindra Financial Services, Ltd.	52,374	175,394
Mahindra & Mahindra, Ltd.	87,348	2,838,617
Mankind Pharma, Ltd.	5,601	151,210
Marico, Ltd.	78,893	698,386
Maruti Suzuki India, Ltd.	10,056	1,503,427
Max Financial Services, Ltd. (A)	13,417	224,801
Max Healthcare Institute, Ltd.	45,965	548,227
Motilal Oswal Financial Services, Ltd.	16,917	170,146
Mphasis, Ltd.	12,233	280,344
MRF, Ltd.	353	474,166
Multi Commodity Exchange of India, Ltd.	10,284	308,654
Muthoot Finance, Ltd.	21,969	696,004
National Aluminium Company, Ltd.	134,591	483,644
Nestle India, Ltd.	81,365	1,215,248
NHPC, Ltd.	283,994	244,215
Nippon Life India Asset Management, Ltd. (C)	17,995	220,292
NMDC, Ltd.	680,031	612,079
NTPC, Ltd.	529,120	1,999,738
Oberoi Realty, Ltd.	12,375	231,005
Oil & Natural Gas Corp., Ltd.	530,089	1,317,400
Oil India, Ltd.	72,278	319,170
One 97 Communications, Ltd. (A)	37,246	452,105
Oracle Financial Services Software, Ltd.	2,288	259,367
Patanjali Foods, Ltd.	15,068	65,106
PB Fintech, Ltd. (A)	19,267	333,808
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Persistent Systems, Ltd.	11,891	$543,431
Petronet LNG, Ltd.	167,310	496,669
PI Industries, Ltd.	6,787	183,580
Pidilite Industries, Ltd.	36,490	613,739
Polycab India, Ltd.	5,413	570,128
Power Finance Corp., Ltd.	281,931	1,265,519
Power Grid Corp. of India, Ltd.	775,582	2,346,605
Prestige Estates Projects, Ltd.	17,156	281,213
Punjab National Bank	270,910	305,515
Rail Vikas Nigam, Ltd.	29,870	74,487
REC, Ltd.	180,312	691,561
Reliance Industries, Ltd.	568,560	7,775,308
Samvardhana Motherson International, Ltd.	888,731	1,394,235
SBI Cards & Payment Services, Ltd.	23,091	145,278
SBI Life Insurance Company, Ltd. (C)	28,692	538,626
Schaeffler India, Ltd.	4,574	202,513
Shree Cement, Ltd.	1,030	275,675
Shriram Finance, Ltd.	149,764	1,654,925
Siemens Energy India, Ltd.	9,185	359,992
Siemens, Ltd. (A)	5,661	215,427
Solar Industries India, Ltd.	2,608	514,802
SRF, Ltd.	13,248	383,898
State Bank of India	189,454	2,061,285
Steel Authority of India, Ltd.	168,912	309,402
Sun Pharmaceutical Industries, Ltd.	64,649	1,275,650
Sundaram Finance, Ltd.	7,394	357,051
Supreme Industries, Ltd.	7,120	237,387
Suzlon Energy, Ltd. (A)	963,384	599,451
Tata Communications, Ltd.	13,352	277,735
Tata Consultancy Services, Ltd.	87,869	1,887,176
Tata Consumer Products, Ltd.	59,646	676,115
Tata Motors Passenger Vehicles, Ltd.	385,729	1,432,342
Tata Motors, Ltd.	205,491	920,988
Tata Steel, Ltd.	955,083	1,904,238
Tech Mahindra, Ltd.	114,419	1,698,902
The Indian Hotels Company, Ltd.	53,512	404,765
The Phoenix Mills, Ltd.	11,929	247,505
The Tata Power Company, Ltd.	196,511	802,787
Titan Company, Ltd.	38,478	1,797,954
Torrent Pharmaceuticals, Ltd.	11,935	586,154
Torrent Power, Ltd.	14,791	219,696
Trent, Ltd.	27,074	936,133
Tube Investments of India, Ltd.	8,991	287,078
TVS Motor Company, Ltd.	26,160	959,443
UltraTech Cement, Ltd.	6,980	831,845
Union Bank of India, Ltd.	169,331	308,578
United Breweries, Ltd.	6,899	97,299
United Spirits, Ltd.	31,530	451,372
UNO Minda, Ltd.	20,605	238,138
UPL, Ltd.	88,429	533,888
Varun Beverages, Ltd.	111,110	598,988
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	15

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Vedanta Aluminium Metal, Ltd. (A)	202,192	$962,913
Vedanta Iron and Steel, Ltd. (A)	202,192	76,170
Vedanta Oil and Gas, Ltd. (A)	202,192	68,993
Vedanta Power, Ltd. (A)	202,192	86,231
Vedanta, Ltd.	203,792	605,184
Vishal Mega Mart, Ltd. (A)	187,309	234,288
Vodafone Idea, Ltd. (A)	1,438,303	219,562
Voltas, Ltd.	14,298	193,341
Wipro, Ltd.	306,952	552,398
Yes Bank, Ltd. (A)	2,152,060	551,095
Zydus Lifesciences, Ltd.	50,890	598,366
Indonesia - 0.7%		7,430,484
Alamtri Resources Indonesia Tbk PT	1,378,600	174,253
Amman Mineral Internasional PT (A)	601,200	104,235
Aneka Tambang Persero Tbk PT	1,214,100	175,868
Astra International Tbk PT	2,433,900	615,281
Bank Central Asia Tbk PT	4,316,500	1,339,853
Bank Mandiri Persero Tbk PT	5,097,400	1,097,595
Bank Negara Indonesia Persero Tbk PT	2,262,300	399,825
Bank Rakyat Indonesia Persero Tbk PT	6,261,550	956,042
Barito Pacific Tbk PT (A)	2,498,255	179,545
Bumi Resources Minerals Tbk PT (A)	4,312,800	114,333
Bumi Resources Tbk PT (A)	7,145,300	52,751
Charoen Pokphand Indonesia Tbk PT	648,200	123,260
Indofood CBP Sukses Makmur Tbk PT	211,900	80,588
Indofood Sukses Makmur Tbk PT	696,500	260,019
Indosat Tbk PT	1,124,900	108,841
MD Entertainment Tbk PT (A)	157,200	13,671
Merdeka Battery Materials Tbk PT (A)	2,265,500	58,538
Merdeka Copper Gold Tbk PT (A)	681,100	92,185
Sumber Alfaria Trijaya Tbk PT	1,928,000	147,727
Telkom Indonesia Persero Tbk PT	6,988,600	918,524
United Tractors Tbk PT	324,600	417,550
Ireland - 0.7%		6,779,614
PDD Holdings, Inc., ADR (A)	88,878	6,779,614
Luxembourg - 0.0%		252,654
Zabka Group SA (A)	34,915	252,654
Malaysia - 1.4%		14,394,924
99 Speed Mart Retail Holdings BHD	106,900	92,546
AMMB Holdings BHD	302,800	473,044
Axiata Group BHD	533,395	276,018
CELCOMDIGI BHD	380,800	249,353
CIMB Group Holdings BHD	1,091,424	1,983,434
Gamuda BHD	339,963	364,350
Hong Leong Bank BHD	68,000	356,885
Hong Leong Financial Group BHD	40,100	180,954
IHH Healthcare BHD	193,100	397,803
IOI Corp. BHD	295,100	305,413
Kuala Lumpur Kepong BHD	59,076	306,572
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Malaysia (continued)
Malayan Banking BHD	710,722	$1,878,990
Maxis BHD	245,700	203,670
MISC BHD	148,300	283,689
Mr. DIY Group M BHD (C)	240,000	96,530
Nestle Malaysia BHD	6,700	153,570
Petronas Chemicals Group BHD	160,900	159,815
Petronas Dagangan BHD	55,300	256,326
Petronas Gas BHD	72,000	308,660
PPB Group BHD	95,200	216,900
Press Metal Aluminium Holdings BHD	385,400	725,904
Public Bank BHD	1,158,200	1,363,424
QL Resources BHD	152,300	140,067
RHB Bank BHD	206,616	419,566
SD Guthrie BHD	331,238	485,789
Sime Darby BHD	678,000	355,836
Sunway BHD	121,900	153,664
Telekom Malaysia BHD	185,270	338,052
Tenaga Nasional BHD	323,500	1,132,944
Westports Holdings BHD	174,355	259,127
YTL Corp. BHD	353,120	176,668
YTL Power International BHD	292,020	299,361
Mexico - 2.2%		22,625,462
America Movil SAB de CV, Series B (B)	2,269,388	2,952,039
Arca Continental SAB de CV (B)	33,164	396,896
Cemex SAB de CV (B)	2,334,688	2,805,834
Coca-Cola Femsa SAB de CV (B)	55,900	594,614
El Puerto de Liverpool SAB de CV, Series C1 (B)	23,371	136,438
Fibra Uno Administracion SA de CV	171,000	294,073
Fomento Economico Mexicano SAB de CV	156,248	1,998,508
Grupo Aeroportuario del Pacifico SAB de CV, Series B (B)	49,313	1,247,094
Grupo Aeroportuario del Sureste SAB de CV, Series B (B)	22,489	689,995
Grupo Bimbo SAB de CV, Series A (B)	269,600	880,988
Grupo Carso SAB de CV, Series A1 (B)	66,204	494,472
Grupo Financiero Banorte SAB de CV, Series O	255,804	2,711,204
Grupo Financiero Inbursa SAB de CV, Series O (B)	314,540	750,270
Grupo Mexico SAB de CV, Series B	300,608	3,399,737
Industrias Penoles SAB de CV	22,565	985,686
Kimberly-Clark de Mexico SAB de CV, Class A (B)	166,300	367,552
Promotora y Operadora de Infraestructura SAB de CV	16,605	263,960
Wal-Mart de Mexico SAB de CV	564,540	1,656,102
Netherlands - 0.1%		650,178
NEPI Rockcastle NV (A)	72,755	650,178
Philippines - 0.5%		4,681,980
Aboitiz Equity Ventures, Inc.	376,280	201,721
16	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Philippines (continued)
Aboitiz Power Corp.	136,500	$91,082
Ayala Corp.	29,370	200,043
Ayala Land, Inc.	683,400	164,809
Bank of the Philippine Islands	253,341	396,297
BDO Unibank, Inc.	316,484	611,102
Globe Telecom, Inc.	5,309	164,192
International Container Terminal Services, Inc.	94,110	1,364,802
Jollibee Foods Corp.	61,440	134,653
Manila Electric Company	33,370	309,938
Metropolitan Bank & Trust Company	305,162	323,212
PLDT, Inc.	14,225	261,924
SM Investments Corp.	26,165	251,546
SM Prime Holdings, Inc.	700,700	206,659
Poland - 1.4%		14,228,134
Alior Bank SA	8,173	282,664
Allegro.eu SA (A)(C)	38,146	383,759
Bank Handlowy w Warszawie SA	3,981	129,210
Bank Millennium SA (A)	34,184	177,838
Bank Polska Kasa Opieki SA	34,106	2,076,021
Budimex SA	1,386	271,828
CD Projekt SA (A)	4,020	239,990
Dino Polska SA (A)(C)	54,302	410,279
Erste Bank Polska SA	4,296	736,715
ING Bank Slaski SA	3,682	436,881
KGHM Polska Miedz SA	16,382	1,443,670
LPP SA	159	773,247
mBank SA (A)	1,509	547,581
ORLEN SA	63,919	2,152,825
PGE Polska Grupa Energetyczna SA (A)	174,866	439,160
Powszechna Kasa Oszczednosci Bank Polski SA	77,604	2,129,395
Powszechny Zaklad Ubezpieczen SA	67,601	1,180,142
Tauron Polska Energia SA	172,028	416,929
Russia - 0.0%		0
Gazprom PJSC, ADR (A)(D)	4,562	0
LUKOIL PJSC, ADR (A)(D)	472	0
MMC Norilsk Nickel PJSC, ADR (A)(D)	780	0
Novatek PJSC, GDR (A)(D)	50	0
Sberbank of Russia PJSC, ADR (A)(D)	263,203	0
Saudi Arabia - 2.4%		24,234,997
ACWA Power Company (A)	8,167	421,696
Ades Holding Company	35,992	178,370
Al Rajhi Bank	240,750	4,222,672
Alinma Bank	216,437	1,407,889
Almarai Company JSC	55,134	667,384
Arabian Internet & Communications Services Company	2,739	148,935
Bank AlBilad	66,778	433,492
Bank Al-Jazira	71,464	220,829
Banque Saudi Fransi	143,678	741,870
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Saudi Arabia (continued)
Bupa Arabia for Cooperative Insurance Company	3,042	$141,607
Dar Al Arkan Real Estate Development Company (A)	57,018	273,314
Dr Sulaiman Al Habib Medical Services Group Company	9,578	540,439
Elm Company	3,284	600,476
Etihad Etisalat Company	80,446	1,294,304
Jarir Marketing Company	71,650	319,614
Mouwasat Medical Services Company	11,445	194,192
Nahdi Medical Company	4,589	113,589
Riyad Bank	207,421	1,099,157
Riyadh Cables Group Company	4,112	131,113
SABIC Agri-Nutrients Company	24,558	809,188
SAL Saudi Logistics Services	2,348	112,551
Saudi Arabian Mining Company (A)	79,023	1,249,326
Saudi Aramco Base Oil Company	5,014	165,879
Saudi Awwal Bank	42,719	367,930
Saudi Basic Industries Corp.	70,649	969,327
Saudi Energy Company	138,115	654,330
Saudi Tadawul Group Holding Company	2,943	103,630
Saudi Telecom Company	254,301	2,926,641
The Company for Cooperative Insurance	8,870	347,274
The Saudi Investment Bank	72,127	257,624
The Saudi National Bank	275,098	2,830,642
Yanbu National Petrochemical Company	36,999	289,713
Singapore - 0.2%		2,560,889
Trip.com Group, Ltd. (A)	64,450	2,560,889
South Africa - 3.6%		36,277,605
Absa Group, Ltd.	107,520	1,495,177
Bid Corp., Ltd.	40,163	1,094,374
Capitec Bank Holdings, Ltd.	10,797	3,129,174
Discovery, Ltd.	68,986	1,112,152
FirstRand, Ltd.	620,163	3,680,113
Gold Fields, Ltd.	97,183	3,266,807
Harmony Gold Mining Company, Ltd.	65,451	998,337
Impala Platinum Holdings, Ltd.	153,356	1,609,349
Investec, Ltd.	28,585	224,826
Kumba Iron Ore, Ltd.	10,871	193,032
MTN Group, Ltd.	354,724	4,931,508
Naspers, Ltd., N Shares	68,925	3,450,960
Nedbank Group, Ltd.	83,190	1,370,173
Northam Platinum Holdings, Ltd.	21,650	311,620
OUTsurance Group, Ltd.	99,293	476,473
Pepkor Holdings, Ltd. (C)	266,326	359,109
Sanlam, Ltd.	198,224	1,067,072
Sasol, Ltd. (A)	73,389	723,860
Shoprite Holdings, Ltd.	60,849	1,095,208
Sibanye Stillwater, Ltd.	312,058	662,957
Standard Bank Group, Ltd.	173,868	3,427,183
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	17

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Africa (continued)
Valterra Platinum, Ltd.	11,884	$802,224
Vodacom Group, Ltd. (B)	85,953	795,917
South Korea - 22.5%		228,209,248
Alteogen, Inc. (A)	2,637	614,443
APR Corp.	453	112,716
Celltrion, Inc. (A)	11,007	1,231,210
DB Insurance Company, Ltd.	7,352	635,405
Doosan Company, Ltd.	402	385,835
Doosan Enerbility Company, Ltd. (A)	31,246	1,750,567
Ecopro BM Company, Ltd.	5,042	463,748
Ecopro Company, Ltd. (A)	8,665	596,198
Hana Financial Group, Inc.	43,810	3,240,577
Hanjin Kal Corp.	1,594	121,405
Hanmi Semiconductor Company, Ltd.	5,046	835,409
Hanwha Aerospace Company, Ltd.	2,913	1,870,803
Hanwha Ocean Company, Ltd. (A)	8,041	520,566
Hanwha Systems Company, Ltd.	3,283	154,689
HD Hyundai Company, Ltd.	8,055	1,037,225
HD Hyundai Electric Company, Ltd.	2,650	1,662,557
HD Hyundai Heavy Industries Company, Ltd.	3,245	1,239,941
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	8,321	1,879,784
HMM Company, Ltd.	30,072	361,221
HYBE Company, Ltd. (A)	1,472	182,515
Hyosung Heavy Industries Corp.	524	1,162,791
Hyundai Autoever Corp.	759	259,646
Hyundai Engineering & Construction Company, Ltd.	13,478	993,473
Hyundai Glovis Company, Ltd.	9,732	1,150,151
Hyundai Mobis Company, Ltd.	7,497	2,419,480
Hyundai Motor Company	14,026	4,481,295
Hyundai Rotem Company, Ltd.	7,096	792,363
Industrial Bank of Korea	44,773	575,087
Kakao Corp.	34,615	771,928
KakaoBank Corp.	21,557	290,803
KB Financial Group, Inc.	40,460	4,152,288
Kia Corp.	52,323	4,660,540
KIWOOM Securities Company, Ltd.	844	186,853
Korea Aerospace Industries, Ltd.	6,360	600,984
Korea Electric Power Corp.	59,725	1,426,338
Korea Investment Holdings Company, Ltd.	7,333	1,046,016
Korea Zinc Company, Ltd.	927	646,202
Krafton, Inc. (A)	3,243	493,996
KT&G Corp.	10,760	1,178,579
LG Chem, Ltd.	5,469	988,395
LG Corp.	16,091	1,010,556
LG Electronics, Inc.	25,310	3,316,291
LG Energy Solution, Ltd. (A)	2,117	494,645
LIG Defense&Aerospace Company, Ltd.	560	259,885
LS Electric Company, Ltd.	8,920	1,370,270
Meritz Financial Group, Inc. (A)	9,900	674,782
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
Mirae Asset Securities Company, Ltd.	20,912	$577,027
NAVER Corp.	15,449	1,984,348
NH Investment & Securities Company, Ltd.	10,034	190,408
POSCO Future M Company, Ltd.	2,785	315,656
POSCO Holdings, Inc.	9,201	1,882,603
Posco International Corp.	5,083	161,253
Rainbow Robotics (A)	445	149,071
Sam Chun Dang Pharm Company, Ltd.	791	115,385
Samsung Biologics Company, Ltd. (A)(C)	779	699,406
Samsung C&T Corp.	10,613	3,209,314
Samsung Electro-Mechanics Company, Ltd.	5,469	7,709,479
Samsung Electronics Company, Ltd.	276,442	59,595,706
Samsung Episholdings Company, Ltd. (A)	556	154,315
Samsung Fire & Marine Insurance Company, Ltd.	3,650	1,455,948
Samsung Heavy Industries Company, Ltd. (A)	82,318	1,237,985
Samsung Life Insurance Company, Ltd.	12,705	3,288,392
Samsung SDI Company, Ltd. (A)	7,202	2,263,844
Samsung SDS Company, Ltd.	4,711	580,171
Shinhan Financial Group Company, Ltd.	52,038	3,217,737
SK Hynix, Inc.	45,716	78,194,927
SK Innovation Company, Ltd. (A)	7,279	445,864
SK Telecom Company, Ltd.	21,499	1,226,691
SK, Inc.	4,958	2,668,929
S-Oil Corp.	5,522	379,230
Woori Financial Group, Inc.	117,806	2,205,108
Taiwan - 23.1%		234,318,890
Accton Technology Corp.	55,000	4,307,598
Advantech Company, Ltd.	54,981	849,141
Airtac International Group	15,743	659,737
Alchip Technologies, Ltd.	9,000	1,180,921
ASE Technology Holding Company, Ltd.	446,000	9,520,192
Asia Vital Components Company, Ltd.	37,000	2,932,683
ASPEED Technology, Inc.	3,000	1,553,372
Asustek Computer, Inc.	112,000	2,461,036
Bizlink Holding, Inc.	14,000	841,586
Caliway Biopharmaceuticals Company, Ltd. (A)	74,000	231,827
Cathay Financial Holding Company, Ltd.	1,138,513	3,513,124
Chang Hwa Commercial Bank, Ltd.	1,227,293	924,616
China Steel Corp.	1,558,000	919,448
Chroma ATE, Inc.	37,000	2,508,750
Chunghwa Telecom Company, Ltd.	392,000	1,741,183
CTBC Financial Holding Company, Ltd.	2,345,000	5,226,406
Delta Electronics, Inc.	109,000	6,672,108
E Ink Holdings, Inc.	92,000	619,465
E.Sun Financial Holding Company, Ltd.	1,887,939	2,041,640
Elite Material Company, Ltd.	31,000	5,245,083
Evergreen Marine Corp. Taiwan, Ltd.	155,000	897,697
Far EasTone Telecommunications Company, Ltd.	239,000	787,751
First Financial Holding Company, Ltd.	1,938,178	1,992,539
18	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
Formosa Chemicals & Fibre Corp.	551,000	$944,379
Formosa Petrochemical Corp.	187,000	323,441
Formosa Plastics Corp.	550,000	940,938
Fortune Electric Company, Ltd.	26,080	635,289
Fubon Financial Holding Company, Ltd.	1,022,600	4,156,976
Global Unichip Corp.	9,000	1,368,794
Globalwafers Company, Ltd.	42,000	1,325,004
Gold Circuit Electronics, Ltd.	29,000	1,092,399
Hon Hai Precision Industry Company, Ltd.	1,374,800	10,832,163
Hotai Motor Company, Ltd.	39,820	581,866
Hua Nan Financial Holdings Company, Ltd.	1,836,637	2,190,831
Jentech Precision Industrial Company, Ltd.	6,000	646,022
KGI Financial Holding Company, Ltd.	3,091,771	2,785,423
King Slide Works Company, Ltd.	5,000	1,155,180
King Yuan Electronics Company, Ltd.	135,000	1,430,242
Largan Precision Company, Ltd.	13,000	1,750,663
Lite-On Technology Corp.	381,000	2,655,094
MediaTek, Inc.	182,537	24,323,751
Mega Financial Holding Company, Ltd.	1,336,288	1,933,762
MPI Corp.	5,000	955,849
Nan Ya Plastics Corp.	766,000	4,003,547
Nan Ya Printed Circuit Board Corp.	20,000	743,961
Nanya Technology Corp.	218,000	3,096,542
Novatek Microelectronics Corp.	104,850	1,760,857
PharmaEssentia Corp.	33,876	1,424,948
Phison Electronics Corp.	16,000	1,197,872
Powerchip Semiconductor Manufacturing Corp. (A)	325,000	813,099
President Chain Store Corp.	100,000	700,014
Quanta Computer, Inc. (A)	291,000	3,361,575
Realtek Semiconductor Corp.	57,000	1,442,155
SinoPac Financial Holdings Company, Ltd.	2,184,524	2,736,098
Taiwan Cooperative Financial Holding Company, Ltd.	1,301,691	1,015,398
Taiwan Mobile Company, Ltd.	293,000	1,071,508
Taiwan Semiconductor Manufacturing Company, Ltd.	601,000	45,466,702
TS Financial Holding Company, Ltd.	4,081,922	4,260,478
Unimicron Technology Corp.	223,811	7,517,391
Uni-President Enterprises Corp.	522,000	1,220,756
United Integrated Services Company, Ltd.	7,000	290,051
United Microelectronics Corp.	1,408,000	7,270,604
Vanguard International Semiconductor Corp.	186,643	1,265,515
Winbond Electronics Corp.	289,000	1,882,426
Wistron Corp.	367,000	1,825,985
Wiwynn Corp.	22,064	3,210,228
WT Microelectronics Company, Ltd.	37,000	248,552
Yageo Corp.	281,884	10,087,353
Yuanta Financial Holding Company, Ltd. (A)	2,198,619	4,534,373
Zhen Ding Technology Holding, Ltd.	112,000	2,214,933
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Thailand - 1.4%		$14,711,387
Advanced Info Service PCL, NVDR	123,500	1,364,353
Airports of Thailand PCL, NVDR	281,600	544,628
Bangkok Bank PCL, NVDR	67,400	364,182
Bangkok Dusit Medical Services PCL, NVDR	528,700	307,157
Bumrungrad Hospital PCL, NVDR	67,000	379,163
Central Pattana PCL, NVDR	174,800	352,541
Central Retail Corp. PCL, NVDR	515,700	364,803
Charoen Pokphand Foods PCL, NVDR	551,200	325,206
CP ALL PCL, NVDR	268,900	378,413
Delta Electronics Thailand PCL, NVDR	386,600	3,782,153
Global Power Synergy PCL, NVDR	98,586	130,576
Gulf Development PCL, NVDR	571,722	1,058,410
Indorama Ventures PCL, NVDR	301,500	199,666
Kasikornbank PCL, NVDR	67,100	440,325
Krung Thai Bank PCL, NVDR	403,100	461,095
Minor International PCL, NVDR	507,029	376,985
PTT Exploration & Production PCL, NVDR	255,700	1,031,405
PTT Global Chemical PCL, NVDR	45,300	45,681
PTT Oil & Retail Business PCL, NVDR	305,500	114,952
PTT PCL, NVDR	946,400	1,011,339
SCB X PCL, NVDR	94,200	419,669
Thai Beverage PCL (B)	964,300	324,304
The Siam Cement PCL, NVDR	33,200	243,849
TMBThanachart Bank PCL, NVDR	2,760,285	204,401
True Corp. PCL, NVDR	1,251,900	486,131
Turkey - 0.5%		5,258,244
Akbank TAS	382,234	630,837
Aselsan Elektronik Sanayi Ve Ticaret AS	64,488	476,865
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	8,972	53,172
BIM Birlesik Magazalar AS	58,193	455,573
Coca-Cola Icecek AS	51,855	92,305
Destek Finans Faktoring AS (A)	4,920	382,006
Enka Insaat ve Sanayi AS	107,576	208,671
Eregli Demir ve Celik Fabrikalari TAS	304,922	264,561
Ford Otomotiv Sanayi AS	45,791	82,983
KOC Holding AS	149,007	617,995
Tofas Turk Otomobil Fabrikasi AS	4,387	28,961
Turk Hava Yollari AO	63,690	445,027
Turkcell Iletisim Hizmetleri AS	135,461	311,828
Turkiye Is Bankasi AS, Class C	1,227,924	389,784
Turkiye Petrol Rafinerileri AS	82,731	403,410
Yapi ve Kredi Bankasi AS (A)	481,509	414,266
United States - 0.4%		3,990,975
Anglogold Ashanti PLC	32,231	2,611,183
BeOne Medicines, Ltd., H Shares (A)	63,500	1,379,792
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	19

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value

PREFERRED SECURITIES - 1.2%		$12,087,616
(Cost $10,739,701)
Brazil - 1.1%		11,354,712
Axia Energia SA (A)	25	$251
Axia Energia SA, Class C (A)	27,027	276,802
Banco Bradesco SA	528,047	1,846,550
Cia Energetica de Minas Gerais	352,026	739,289
Gerdau SA	237,896	955,086
Itau Unibanco Holding SA	352,203	2,870,183
Localiza Rent a Car SA	2,354	18,187
Petroleo Brasileiro SA	636,500	4,648,364
Chile - 0.1%		732,904

Sociedad Quimica y Minera de Chile SA, B Shares	9,873	732,904

SHORT-TERM INVESTMENTS - 0.3%		$2,347,496
(Cost $2,347,828)
Short-term funds - 0.3%		2,347,496
John Hancock Collateral Trust, 3.6026% (E)(F)	233,513	2,334,992

State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5748% (E)	12,504	12,504
Total investments (Multifactor Emerging Markets ETF) (Cost $662,221,838) - 100.4%		$1,019,268,540
Other assets and liabilities, net - (0.4%)		(3,623,587)
Total net assets - 100.0%		$1,015,644,953

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-26. The value of securities on loan amounted to $17,684,503. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $16,480,112 in the form of U.S. Treasuries was pledged to the fund.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 6-30-26.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of total investments on 6-30-26:
Information technology	35.6%
Financials	21.0%
Consumer discretionary	9.1%
Materials	7.4%
Industrials	6.9%
Communication services	6.8%
Energy	3.9%
Consumer staples	3.3%
Health care	2.6%
Utilities	2.6%
Real estate	0.6%
Short-term investments	0.2%
TOTAL	100.0%
MULTIFACTOR LARGE CAP ETF

As of 6-30-26 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$1,171,549,931
(Cost $745,569,007)
Communication services – 7.2%		84,545,243
Diversified telecommunication services – 0.6%
AST SpaceMobile, Inc. (A)(B)	2,292	203,667
AT&T, Inc.	107,952	2,234,606
Comcast Corp., Class A	65,496	1,607,927
Verizon Communications, Inc.	77,638	3,287,193
Entertainment – 1.1%
Electronic Arts, Inc.	8,661	1,775,851
Live Nation Entertainment, Inc. (A)	5,059	926,353
Netflix, Inc. (A)	44,247	3,159,236
ROBLOX Corp., Class A (A)	7,258	394,690
Roku, Inc. (A)	3,895	538,055
Take-Two Interactive Software, Inc. (A)	5,068	1,266,899
The Walt Disney Company	21,829	2,101,041
TKO Group Holdings, Inc.	1,283	258,281
Warner Brothers Discovery, Inc. (A)	61,995	1,652,787
Warner Music Group Corp., Class A	3,845	104,084
Interactive media and services – 5.1%
Alphabet, Inc., Class A	86,903	31,056,525
Alphabet, Inc., Class C	27,757	9,807,381
Meta Platforms, Inc., Class A	32,603	18,364,944
Pinterest, Inc., Class A (A)	14,722	309,604
Reddit, Inc., Class A (A)	1,458	253,080
Snap, Inc., Class A (A)	19,906	88,383
Media – 0.3%
Charter Communications, Inc., Class A (A)	2,031	288,829
EchoStar Corp., Class A (A)(B)	2,835	287,753
Fox Corp., Class A	11,551	602,500
Fox Corp., Class B	4,440	207,970
News Corp., Class A	13,112	325,571
News Corp., Class B	3,895	109,294
Omnicom Group, Inc.	16,266	1,184,653
Paramount Skydance Corp., Class B	18,382	181,247
The New York Times Company, Class A	3,732	261,165
The Trade Desk, Inc., Class A (A)	9,492	171,615
Wireless telecommunication services – 0.1%
T-Mobile US, Inc.	9,146	1,534,059
20	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary – 9.4%		$109,759,581
Automobile components – 0.1%
Aptiv PLC (A)	8,485	520,809
Autoliv, Inc.	3,716	431,688
BorgWarner, Inc.	4,041	268,322
Versigent PLC (A)	2,828	118,804
Automobiles – 1.2%
Ford Motor Company	139,528	1,939,439
General Motors Company	31,810	2,451,915
Rivian Automotive, Inc., Class A (A)	21,259	368,844
Tesla, Inc. (A)	22,268	9,365,921
Broadline retail – 3.0%
Amazon.com, Inc. (A)	134,617	32,084,616
Coupang, Inc. (A)	18,881	327,963
Dillard’s, Inc., Class A (B)	81	42,802
eBay, Inc.	24,924	2,785,257
Distributors – 0.1%
Genuine Parts Company	7,226	852,523
LKQ Corp.	10,133	266,802
Pool Corp.	1,359	292,049
Diversified consumer services – 0.1%
Service Corp. International	7,804	592,792
Hotels, restaurants and leisure – 2.0%
Airbnb, Inc., Class A (A)	3,936	563,242
Aramark	10,908	620,665
Booking Holdings, Inc.	10,770	1,919,645
Carnival Corp., Ltd.	48,651	1,389,959
Cava Group, Inc. (A)	527	41,359
Chipotle Mexican Grill, Inc. (A)	30,770	1,046,180
Darden Restaurants, Inc.	6,005	1,237,090
Domino’s Pizza, Inc.	1,154	341,630
DoorDash, Inc., Class A (A)	4,510	832,230
DraftKings, Inc., Class A (A)	8,718	220,217
Dutch Bros, Inc., Class A (A)	1,174	84,305
Expedia Group, Inc.	5,172	1,323,411
Flutter Entertainment PLC (A)	2,003	204,647
Hilton Worldwide Holdings, Inc.	4,621	1,527,056
Hyatt Hotels Corp., Class A	1,518	294,249
Las Vegas Sands Corp.	9,174	423,747
Marriott International, Inc., Class A	4,328	1,603,914
McDonald’s Corp.	9,310	2,516,586
MGM Resorts International (A)	5,887	281,457
Norwegian Cruise Line Holdings, Ltd. (A)	16,714	352,833
Royal Caribbean Cruises, Ltd.	6,996	2,221,440
Starbucks Corp.	15,380	1,571,682
Texas Roadhouse, Inc.	2,579	498,340
Viking Holdings, Ltd. (A)	3,213	336,305
Wynn Resorts, Ltd.	2,954	286,804
Yum! Brands, Inc.	7,687	1,228,844
Household durables – 0.7%
D.R. Horton, Inc.	9,792	1,594,921
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Household durables (continued)
Garmin, Ltd.	6,308	$1,498,402
Lennar Corp., A Shares	6,394	578,593
Lennar Corp., B Shares (B)	387	34,331
NVR, Inc. (A)	178	1,212,785
PulteGroup, Inc.	10,846	1,488,180
SharkNinja, Inc. (A)	2,161	329,055
Somnigroup International, Inc.	5,963	467,499
Toll Brothers, Inc.	2,733	450,262
TopBuild Corp. (A)	1,005	356,303
Leisure products – 0.0%
Hasbro, Inc.	6,389	527,668
Specialty retail – 1.8%
AutoZone, Inc. (A)	337	1,077,032
Best Buy Company, Inc.	13,678	1,037,887
Burlington Stores, Inc. (A)	2,468	781,862
Carvana Company (A)	11,356	747,452
Chewy, Inc., Class A (A)	3,354	65,906
Dick’s Sporting Goods, Inc.	3,241	735,091
Five Below, Inc. (A)	537	96,547
GameStop Corp., Class A (A)	7,969	175,956
Lowe’s Companies, Inc.	7,679	1,693,143
O’Reilly Automotive, Inc. (A)	17,094	1,574,186
Penske Automotive Group, Inc. (B)	665	119,002
Ross Stores, Inc.	10,031	2,135,098
The Gap, Inc.	7,760	144,957
The Home Depot, Inc.	12,023	4,240,272
The TJX Companies, Inc.	19,171	2,904,407
Tractor Supply Company	28,709	907,491
Ulta Beauty, Inc. (A)	2,576	1,161,724
Wayfair, Inc., Class A (A)	973	89,925
Williams-Sonoma, Inc.	7,283	1,697,667
Textiles, apparel and luxury goods – 0.4%
Amer Sports, Inc. (A)	3,489	118,068
Deckers Outdoor Corp. (A)	6,825	677,654
Levi Strauss & Company, Class A	1,064	26,419
Lululemon Athletica, Inc. (A)	3,397	387,869
NIKE, Inc., Class B	18,475	758,399
Ralph Lauren Corp.	1,581	634,629
Tapestry, Inc.	10,620	1,554,556
Consumer staples – 4.8%		56,323,466
Beverages – 0.9%
Brown-Forman Corp., Class A (B)	2,120	58,003
Brown-Forman Corp., Class B	8,059	214,772
Celsius Holdings, Inc. (A)	2,119	62,044
Coca-Cola Consolidated, Inc.	1,927	367,903
Constellation Brands, Inc., Class A	4,701	653,862
Keurig Dr. Pepper, Inc.	18,820	615,979
Molson Coors Beverage Company, Class B	6,949	270,733
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	21

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Beverages (continued)
Monster Beverage Corp. (A)	14,858	$1,428,151
PepsiCo, Inc.	19,113	2,587,900
Primo Brands Corp.	3,303	80,725
The Coca-Cola Company	51,206	4,161,512
Consumer staples distribution and retail – 2.0%
Albertsons Companies, Inc., Class A	15,405	208,430
BJ’s Wholesale Club Holdings, Inc. (A)	5,403	471,250
Casey’s General Stores, Inc.	1,254	996,667
Costco Wholesale Corp.	4,988	4,666,124
Dollar General Corp.	7,874	906,376
Dollar Tree, Inc. (A)	9,110	1,101,855
Maplebear, Inc. (A)	3,755	177,799
Performance Food Group Company (A)	4,955	553,919
Sysco Corp.	16,752	1,400,132
Target Corp.	17,162	2,241,529
The Kroger Company	40,974	2,275,286
U.S. Foods Holding Corp. (A)	8,826	902,459
Walmart, Inc.	69,191	7,836,573
Food products – 0.6%
Archer-Daniels-Midland Company	15,466	1,181,602
Bunge Global SA	6,073	648,171
Conagra Brands, Inc.	17,275	232,522
General Mills, Inc.	18,585	646,758
Hormel Foods Corp.	9,203	228,418
McCormick & Company, Inc.	9,787	493,461
Mondelez International, Inc., Class A	22,891	1,324,015
Pilgrim’s Pride Corp.	1,259	35,390
The Campbell’s Company (B)	9,047	201,477
The Hershey Company	5,414	949,886
The J.M. Smucker Company	3,911	439,988
The Kraft Heinz Company	19,230	454,213
Tyson Foods, Inc., Class A	10,189	583,320
Household products – 0.8%
Church & Dwight Company, Inc.	8,704	843,244
Colgate-Palmolive Company	13,978	1,281,503
Kimberly-Clark Corp.	9,162	1,005,713
The Clorox Company	4,943	471,760
The Procter & Gamble Company	35,342	5,182,551
Personal care products – 0.1%
Kenvue, Inc.	43,313	827,711
The Estee Lauder Companies, Inc., Class A	5,685	448,831
Tobacco – 0.4%
Altria Group, Inc.	23,201	1,669,312
Philip Morris International, Inc.	16,216	2,933,637
Energy – 3.7%		43,071,473
Energy equipment and services – 0.3%
Baker Hughes Company	22,721	1,261,016
Halliburton Company	27,278	926,088
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Energy equipment and services (continued)
SLB, Ltd.	19,031	$884,751
TechnipFMC PLC	11,143	738,781
Oil, gas and consumable fuels – 3.4%
Antero Midstream Corp.	6,057	137,797
Antero Resources Corp. (A)	8,459	297,249
APA Corp.	14,809	482,329
Cheniere Energy, Inc.	7,162	1,711,790
Chevron Corp.	23,294	3,861,213
ConocoPhillips	25,338	2,634,138
Devon Energy Corp.	52,251	2,159,011
Diamondback Energy, Inc.	7,961	1,399,385
DT Midstream, Inc.	1,377	202,061
EOG Resources, Inc.	14,780	1,917,409
EQT Corp.	18,765	997,735
Expand Energy Corp.	8,093	738,001
Exxon Mobil Corp.	53,852	7,362,645
HF Sinclair Corp.	2,955	205,816
Kinder Morgan, Inc.	34,149	1,091,744
Marathon Petroleum Corp.	7,811	1,997,038
Occidental Petroleum Corp.	31,617	1,535,638
ONEOK, Inc.	16,466	1,431,554
Ovintiv, Inc.	11,956	629,483
Permian Resources Corp., Class A	22,740	418,643
Phillips 66	9,161	1,548,667
Range Resources Corp.	6,764	251,553
Targa Resources Corp.	7,167	1,921,759
Texas Pacific Land Corp.	1,817	795,192
The Williams Companies, Inc.	24,795	1,843,260
Valero Energy Corp.	6,284	1,636,605
Venture Global, Inc., Class A	1,211	13,478
Viper Energy, Inc., Class A	935	39,644
Financials – 13.9%		162,911,034
Banks – 4.0%
Bank of America Corp.	95,675	5,451,562
Citigroup, Inc.	31,028	4,342,679
Citizens Financial Group, Inc.	18,895	1,323,973
Cullen/Frost Bankers, Inc.	432	66,753
East West Bancorp, Inc.	5,995	773,895
Fifth Third Bancorp	37,826	2,132,252
First Citizens BancShares, Inc., Class A	467	971,729
First Horizon Corp.	19,001	487,186
Huntington Bancshares, Inc.	63,673	1,128,922
JPMorgan Chase & Co.	40,417	13,229,697
KeyCorp	43,257	997,074
M&T Bank Corp.	6,554	1,559,918
Old National Bancorp	5,970	154,623
Pinnacle Financial Partners, Inc.	1,942	195,909
Popular, Inc.	1,404	230,509
Regions Financial Corp.	50,491	1,524,828
22	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
SouthState Bank Corp.	1,012	$101,099
The PNC Financial Services Group, Inc.	8,267	2,035,501
Truist Financial Corp.	32,681	1,628,167
U.S. Bancorp	31,961	1,930,444
UMB Financial Corp.	695	99,218
Webster Financial Corp.	6,195	473,422
Wells Fargo & Company	60,407	4,992,034
Western Alliance Bancorp	2,482	204,020
Wintrust Financial Corp.	1,673	268,885
Zions Bancorp NA	1,781	123,227
Capital markets – 3.5%
Ameriprise Financial, Inc.	2,769	1,270,306
Ares Management Corp., Class A	3,638	404,946
BlackRock, Inc.	1,574	1,513,495
Cboe Global Markets, Inc.	3,131	759,800
CME Group, Inc.	5,304	1,171,282
Coinbase Global, Inc., Class A (A)	2,842	415,472
Evercore, Inc., Class A	786	268,372
FactSet Research Systems, Inc.	1,371	315,440
Franklin Resources, Inc.	11,914	396,379
Houlihan Lokey, Inc.	1,590	213,267
Interactive Brokers Group, Inc., Class A	10,058	875,448
Intercontinental Exchange, Inc.	10,252	1,262,124
Invesco, Ltd.	7,759	204,760
Jefferies Financial Group, Inc.	5,132	256,497
KKR & Company, Inc.	8,062	739,930
LPL Financial Holdings, Inc.	3,095	871,800
Moody’s Corp.	3,510	1,589,749
Morgan Stanley	21,402	4,473,874
MSCI, Inc.	1,926	1,078,637
Nasdaq, Inc.	15,179	1,196,409
Northern Trust Corp.	8,807	1,531,009
Raymond James Financial, Inc.	7,989	1,214,568
Robinhood Markets, Inc., Class A (A)	15,093	1,513,526
S&P Global, Inc.	4,406	1,794,388
SEI Investments Company	5,682	498,368
State Street Corp.	12,939	2,194,454
Stifel Financial Corp.	4,493	313,477
T. Rowe Price Group, Inc.	8,604	978,189
The Bank of New York Mellon Corp.	19,579	2,831,319
The Blackstone Group, Inc.	7,473	879,348
The Carlyle Group, Inc.	7,113	299,528
The Charles Schwab Corp.	21,214	1,957,416
The Goldman Sachs Group, Inc.	5,032	5,089,214
TPG, Inc.	413	16,747
Tradeweb Markets, Inc., Class A	2,855	284,529
Consumer finance – 0.7%
Ally Financial, Inc.	17,215	791,029
American Express Company	8,849	2,993,174
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Consumer finance (continued)
Capital One Financial Corp.	10,734	$2,153,455
SoFi Technologies, Inc. (A)(B)	21,107	378,449
Synchrony Financial	24,694	1,877,979
Financial services – 2.6%
Affirm Holdings, Inc. (A)	4,670	380,839
Apollo Global Management, Inc.	9,411	1,113,415
Berkshire Hathaway, Inc., Class B (A)	20,926	10,471,161
Block, Inc. (A)	12,804	973,104
Corebridge Financial, Inc.	10,666	305,368
Corpay, Inc. (A)	3,149	1,049,467
Equitable Holdings, Inc.	11,486	504,006
Fidelity National Information Services, Inc.	14,852	577,446
Fiserv, Inc. (A)	10,427	511,444
Global Payments, Inc.	8,001	580,553
Jack Henry & Associates, Inc.	2,886	397,518
Mastercard, Inc., Class A	11,116	5,709,178
PayPal Holdings, Inc.	15,768	680,862
Rocket Companies, Inc., Class A (A)	10,006	157,595
Toast, Inc., Class A (A)	7,730	215,049
Visa, Inc., Class A	21,524	7,384,669
Insurance – 3.1%
Aflac, Inc.	14,749	1,729,320
American Financial Group, Inc.	3,171	443,750
American International Group, Inc.	25,050	1,866,977
Aon PLC, Class A	3,971	1,317,141
Arch Capital Group, Ltd. (A)	15,046	1,460,365
Arthur J. Gallagher & Company	5,383	1,235,775
Assurant, Inc.	2,015	541,088
Brown & Brown, Inc.	8,799	564,456
Chubb, Ltd.	6,024	2,052,618
Cincinnati Financial Corp.	6,266	1,160,087
CNA Financial Corp. (B)	1,165	56,631
Erie Indemnity Company, Class A	867	207,863
Everest Group, Ltd.	1,697	606,219
Fidelity National Financial, Inc.	12,718	599,781
Globe Life, Inc.	4,503	804,596
Kinsale Capital Group, Inc.	626	206,461
Loews Corp.	10,722	1,213,838
Markel Group, Inc. (A)	576	1,124,934
Marsh & McLennan Companies, Inc.	8,239	1,373,194
MetLife, Inc.	18,788	1,589,653
Old Republic International Corp.	9,464	387,267
Primerica, Inc.	1,144	325,125
Principal Financial Group, Inc.	10,651	1,147,965
Prudential Financial, Inc.	16,108	1,738,536
Reinsurance Group of America, Inc.	2,714	577,132
RenaissanceRe Holdings, Ltd.	1,892	599,575
The Allstate Corp.	9,958	2,369,407
The Hartford Insurance Group, Inc.	18,850	2,498,002
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	23

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
The Progressive Corp.	7,354	$1,606,481
The Travelers Companies, Inc.	7,565	2,497,358
Unum Group	6,586	588,788
W.R. Berkley Corp.	13,728	968,236
Willis Towers Watson PLC	4,381	1,145,062
Health care – 9.3%		109,067,933
Biotechnology – 1.8%
AbbVie, Inc.	20,781	5,229,331
Alnylam Pharmaceuticals, Inc. (A)	2,619	788,398
Amgen, Inc.	9,043	3,274,651
Arrowhead Pharmaceuticals, Inc. (A)	1,518	123,732
Biogen, Inc. (A)	4,931	1,065,392
BioMarin Pharmaceutical, Inc. (A)	5,992	342,862
BridgeBio Pharma, Inc. (A)	1,638	121,998
Exelixis, Inc. (A)	6,922	376,626
Gilead Sciences, Inc.	22,815	2,882,447
Halozyme Therapeutics, Inc. (A)	1,195	93,533
ImmunityBio, Inc. (A)(B)	1,865	16,328
Incyte Corp. (A)	5,992	679,253
Insmed, Inc. (A)	2,826	301,308
Ionis Pharmaceuticals, Inc. (A)	1,849	146,607
Madrigal Pharmaceuticals, Inc. (A)	209	112,223
Moderna, Inc. (A)	7,656	536,150
Natera, Inc. (A)	2,350	637,908
Neurocrine Biosciences, Inc. (A)	3,054	514,706
Praxis Precision Medicines, Inc. (A)	178	59,593
Regeneron Pharmaceuticals, Inc.	1,708	1,065,006
REVOLUTION Medicines, Inc. (A)	1,436	268,934
Roivant Sciences, Ltd. (A)	9,130	323,111
Summit Therapeutics, Inc. (A)	1,446	21,068
United Therapeutics Corp. (A)	1,662	900,521
Vaxcyte, Inc. (A)	1,313	76,325
Vertex Pharmaceuticals, Inc. (A)	3,072	1,525,955
Walgreens Boots Alliance, Inc. (A)(C)	19,824	10,507
Health care equipment and supplies – 1.5%
Abbott Laboratories	24,158	2,192,097
ABIOMED, Inc. (A)(C)	1,170	18,158
Align Technology, Inc. (A)	1,620	273,229
Baxter International, Inc.	14,433	307,712
Becton, Dickinson and Company	8,143	1,232,280
Boston Scientific Corp. (A)	21,019	897,091
DexCom, Inc. (A)	12,080	813,588
Edwards Lifesciences Corp. (A)	14,259	1,289,869
GE HealthCare Technologies, Inc.	15,971	1,022,304
Globus Medical, Inc., Class A (A)	2,044	161,496
IDEXX Laboratories, Inc. (A)	2,339	1,231,343
Insulet Corp. (A)	2,006	305,414
Intuitive Surgical, Inc. (A)	3,991	1,587,141
Medline, Inc., Class A (A)	411	16,210
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Medtronic PLC	16,671	$1,304,172
Penumbra, Inc. (A)	657	207,448
ResMed, Inc.	5,635	1,098,149
Solventum Corp. (A)	5,014	386,830
STERIS PLC	3,561	749,840
Stryker Corp.	4,482	1,411,113
The Cooper Companies, Inc. (A)	7,037	504,623
Zimmer Biomet Holdings, Inc.	7,256	624,669
Health care providers and services – 2.1%
Cardinal Health, Inc.	9,644	2,291,029
Cencora, Inc.	4,895	1,385,187
Centene Corp. (A)	16,866	1,082,629
CVS Health Corp.	23,355	2,416,075
DaVita, Inc. (A)	1,362	303,018
Elevance Health, Inc.	4,373	1,691,170
Encompass Health Corp.	3,594	363,282
Guardant Health, Inc. (A)	832	124,825
HCA Healthcare, Inc.	2,579	1,005,526
Henry Schein, Inc. (A)	4,593	383,607
Humana, Inc.	3,850	1,529,297
Labcorp Holdings, Inc.	4,406	1,233,680
McKesson Corp.	1,645	1,242,962
Quest Diagnostics, Inc.	7,005	1,484,710
Tenet Healthcare Corp. (A)	3,594	672,366
The Cigna Corp.	5,609	1,546,289
The Ensign Group, Inc.	1,149	184,185
UnitedHealth Group, Inc.	12,028	4,999,198
Universal Health Services, Inc., Class B	3,565	530,080
Health care technology – 0.0%
Veeva Systems, Inc., Class A (A)	3,173	563,112
Life sciences tools and services – 1.1%
Agilent Technologies, Inc.	10,422	1,384,354
Bio-Techne Corp.	4,421	312,344
Charles River Laboratories International, Inc. (A)	1,810	410,490
Danaher Corp.	8,573	1,632,985
ICON PLC (A)	604	104,921
Illumina, Inc. (A)	2,785	489,687
IQVIA Holdings, Inc. (A)	6,949	1,342,686
Medpace Holdings, Inc. (A)	655	346,881
Mettler-Toledo International, Inc. (A)	835	1,066,721
Revvity, Inc.	4,632	515,356
Tempus AI, Inc., Class A (A)(B)	1,290	74,730
Thermo Fisher Scientific, Inc.	5,508	2,761,491
Waters Corp. (A)	3,208	1,203,128
West Pharmaceutical Services, Inc.	2,338	839,342
Pharmaceuticals – 2.8%
Bristol-Myers Squibb Company	39,218	2,259,741
Elanco Animal Health, Inc. (A)	8,727	214,771
24	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Pharmaceuticals (continued)
Eli Lilly & Company	10,612	$12,728,351
Jazz Pharmaceuticals PLC (A)	624	150,365
Johnson & Johnson	33,356	8,471,423
Merck & Company, Inc.	34,896	4,484,136
Pfizer, Inc.	90,949	2,190,052
Royalty Pharma PLC, Class A	10,913	611,892
Viatris, Inc.	47,747	758,222
Zoetis, Inc.	7,687	552,388
Industrials – 12.8%		150,329,657
Aerospace and defense – 2.5%
AeroVironment, Inc. (A)	565	93,265
ATI, Inc. (A)	3,234	637,421
Axon Enterprise, Inc. (A)	1,097	614,989
BWX Technologies, Inc.	2,294	446,527
Carpenter Technology Corp.	974	600,802
Curtiss-Wright Corp.	1,038	786,555
FTAI Aviation, Ltd.	2,441	660,364
General Dynamics Corp.	4,858	1,720,898
General Electric Company	12,444	4,650,696
HEICO Corp.	1,165	414,961
HEICO Corp., Class A	2,156	556,054
Honeywell Aerospace, Inc. (A)	5,060	1,118,665
Howmet Aerospace, Inc.	8,230	2,212,718
Huntington Ingalls Industries, Inc.	695	194,524
Karman Holdings, Inc. (A)	774	38,638
Kratos Defense & Security Solutions, Inc. (A)	2,434	121,359
L3Harris Technologies, Inc.	4,916	1,428,540
Leonardo DRS, Inc.	1,066	45,486
Lockheed Martin Corp.	3,562	1,814,697
Moog, Inc., Class A	319	135,205
Northrop Grumman Corp.	2,603	1,325,734
Rocket Lab Corp. (A)	6,178	627,994
RTX Corp.	22,171	4,206,504
StandardAero, Inc. (A)	1,809	54,107
Textron, Inc.	9,114	836,027
The Boeing Company (A)	6,776	1,466,801
TransDigm Group, Inc.	1,106	1,473,236
Woodward, Inc.	1,598	679,853
Air freight and logistics – 0.5%
C.H. Robinson Worldwide, Inc.	5,690	1,071,655
Expeditors International of Washington, Inc.	6,985	1,138,415
FedEx Corp.	5,414	1,695,286
United Parcel Service, Inc., Class B	12,982	1,395,565
Building products – 1.0%
A.O. Smith Corp.	5,074	318,241
Advanced Drainage Systems, Inc.	2,703	424,263
Allegion PLC	4,737	665,501
Builders FirstSource, Inc. (A)	6,577	588,510
Carlisle Companies, Inc.	2,511	910,865
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Building products (continued)
Carrier Global Corp.	23,455	$1,720,424
Johnson Controls International PLC	12,545	1,832,950
Lennox International, Inc.	1,285	736,241
Masco Corp.	8,330	677,812
Modine Manufacturing Company (A)	491	131,107
Owens Corning	5,042	801,476
Trane Technologies PLC	5,339	2,622,303
Commercial services and supplies – 0.6%
Cintas Corp.	8,027	1,365,232
Clean Harbors, Inc. (A)	1,836	548,505
Copart, Inc. (A)	18,380	518,132
Republic Services, Inc.	5,825	1,241,191
Rollins, Inc.	10,084	420,906
Tetra Tech, Inc.	7,900	228,231
Veralto Corp.	7,605	674,411
Waste Management, Inc.	10,684	2,381,250
Construction and engineering – 0.7%
AECOM	5,212	363,798
API Group Corp. (A)	9,649	408,635
Comfort Systems USA, Inc.	945	1,872,943
Dycom Industries, Inc. (A)	421	212,853
EMCOR Group, Inc.	1,602	1,329,468
IES Holdings, Inc. (A)	111	81,547
MasTec, Inc. (A)	1,504	625,754
Quanta Services, Inc.	3,660	2,635,346
Sterling Infrastructure, Inc. (A)	318	266,916
Valmont Industries, Inc.	182	105,123
Electrical equipment – 1.7%
Acuity, Inc.	846	318,654
AMETEK, Inc.	8,678	2,099,555
Bloom Energy Corp., Class A (A)	2,452	742,220
Eaton Corp. PLC	6,445	2,746,343
Emerson Electric Company	12,983	1,858,516
GE Vernova, Inc.	2,632	3,092,232
Generac Holdings, Inc. (A)	1,494	437,458
Hubbell, Inc.	2,067	1,081,454
Nextpower, Inc., Class A (A)	2,875	342,528
nVent Electric PLC	4,451	754,934
Regal Rexnord Corp.	1,980	471,616
Rockwell Automation, Inc.	4,734	2,343,709
Vertiv Holdings Company, Class A	10,821	3,623,087
Vicor Corp. (A)	182	69,120
Ground transportation – 1.1%
CSX Corp.	47,687	2,266,563
Fedex Freight Holding Company, Inc. (A)	2,672	403,472
J.B. Hunt Transport Services, Inc.	4,637	1,342,087
Knight-Swift Transportation Holdings, Inc.	1,871	145,695
Norfolk Southern Corp.	6,324	1,989,467
Old Dominion Freight Line, Inc.	5,119	1,108,775
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	25

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Ground transportation (continued)
Saia, Inc. (A)	336	$141,510
Uber Technologies, Inc. (A)	20,763	1,498,258
U-Haul Holding Company (A)(B)	400	26,176
U-Haul Holding Company, Series N	3,871	223,357
Union Pacific Corp.	10,287	2,798,064
XPO, Inc. (A)	3,603	739,660
Industrial conglomerates – 0.2%
3M Company	9,689	1,568,746
Honeywell International, Inc.	5,060	1,132,934
Machinery – 2.9%
AGCO Corp.	617	73,855
Allison Transmission Holdings, Inc.	1,268	142,954
Caterpillar, Inc.	7,918	8,431,878
CNH Industrial NV	24,346	273,406
Crane Company	1,176	262,330
Cummins, Inc.	4,529	3,230,128
Deere & Company	4,917	3,119,001
Donaldson Company, Inc.	4,059	364,376
Dover Corp.	6,416	1,438,980
Flowserve Corp.	1,182	87,657
Fortive Corp.	11,784	719,885
Graco, Inc.	5,793	438,009
IDEX Corp.	2,758	625,928
Illinois Tool Works, Inc.	6,594	1,783,479
Ingersoll Rand, Inc.	13,051	1,070,051
ITT, Inc.	2,480	490,445
Lincoln Electric Holdings, Inc.	2,202	584,653
Mueller Industries, Inc.	3,025	371,863
Nordson Corp.	1,844	556,316
Oshkosh Corp.	1,342	205,970
Otis Worldwide Corp.	11,015	788,674
PACCAR, Inc.	13,631	1,637,356
Parker-Hannifin Corp.	2,418	2,365,094
Pentair PLC	6,194	474,832
RBC Bearings, Inc. (A)	616	396,741
Snap-on, Inc.	2,271	913,850
SPX Technologies, Inc. (A)	777	190,497
Stanley Black & Decker, Inc.	6,293	592,297
Symbotic, Inc. (A)	801	36,005
The Toro Company	1,120	109,110
Wabtec Corp.	6,056	1,632,698
Watts Water Technologies, Inc., Class A	508	198,857
Xylem, Inc.	8,111	958,801
Passenger airlines – 0.1%
American Airlines Group, Inc. (A)	1,594	28,804
Delta Air Lines, Inc.	8,016	750,779
Southwest Airlines Company	6,816	350,479
United Airlines Holdings, Inc. (A)	4,537	616,987
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Professional services – 0.6%
Automatic Data Processing, Inc.	6,536	$1,463,737
Booz Allen Hamilton Holding Corp.	5,313	322,340
Broadridge Financial Solutions, Inc.	4,332	593,267
CACI International, Inc., Class A (A)	730	338,180
Equifax, Inc.	4,592	728,842
Jacobs Solutions, Inc.	3,561	448,686
Leidos Holdings, Inc.	5,966	614,319
Paychex, Inc.	8,925	877,595
SS&C Technologies Holdings, Inc.	8,305	515,325
TransUnion	6,769	488,316
UL Solutions, Inc., Class A	1,598	162,772
Verisk Analytics, Inc.	5,456	979,516
Trading companies and distributors – 0.9%
Applied Industrial Technologies, Inc.	845	285,737
Core & Main, Inc., Class A (A)	6,054	292,106
Fastenal Company	35,832	1,721,011
Ferguson Enterprises, Inc.	6,942	1,647,545
United Rentals, Inc.	2,577	2,919,458
W.W. Grainger, Inc.	1,615	2,197,046
Watsco, Inc. (B)	1,080	450,068
WESCO International, Inc.	1,827	631,101
Information technology – 29.8%		349,192,033
Communications equipment – 1.2%
Arista Networks, Inc. (A)	13,710	2,329,055
Ciena Corp. (A)	3,484	1,709,111
Cisco Systems, Inc.	55,508	6,519,970
F5, Inc. (A)	2,487	1,034,493
Lumentum Holdings, Inc. (A)	909	779,977
Motorola Solutions, Inc.	3,660	1,519,961
Ubiquiti, Inc.	176	93,989
Electronic equipment, instruments and components – 1.9%
Advanced Energy Industries, Inc.	356	132,742
Amphenol Corp., Class A	23,037	4,061,884
CDW Corp.	5,118	719,796
Cognex Corp.	1,959	141,871
Coherent Corp. (A)	4,020	1,585,769
Corning, Inc.	12,335	3,150,729
Fabrinet (A)	519	291,720
Flex, Ltd. (A)	19,242	3,118,551
Jabil, Inc.	5,807	2,238,482
Keysight Technologies, Inc. (A)	7,315	2,560,762
TD SYNNEX Corp.	2,058	550,186
TE Connectivity PLC	7,744	1,561,268
Teledyne Technologies, Inc. (A)	1,574	1,049,701
TTM Technologies, Inc. (A)	1,123	210,023
Zebra Technologies Corp., Class A (A)	1,913	503,616
IT services – 1.1%
Accenture PLC, Class A	9,220	1,147,337
26	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
Akamai Technologies, Inc. (A)	6,644	$785,387
Cloudflare, Inc., Class A (A)	4,295	1,053,478
Cognizant Technology Solutions Corp., Class A	18,254	706,977
CoreWeave, Inc., Class A (A)	1,791	178,276
Gartner, Inc. (A)	3,107	402,729
GoDaddy, Inc., Class A (A)	4,456	378,225
IBM Corp.	16,353	4,598,627
MongoDB, Inc. (A)	1,957	657,356
Okta, Inc. (A)	4,291	585,507
Snowflake, Inc. (A)	5,074	1,291,333
Twilio, Inc., Class A (A)	4,802	990,797
VeriSign, Inc.	3,287	826,878
Semiconductors and semiconductor equipment – 14.4%
Advanced Micro Devices, Inc. (A)	20,960	12,175,874
Amkor Technology, Inc.	1,411	121,671
Analog Devices, Inc.	8,573	3,404,938
Applied Materials, Inc.	11,841	8,561,043
Astera Labs, Inc. (A)	2,320	1,120,606
Broadcom, Inc.	54,311	20,515,980
Credo Technology Group Holding, Ltd. (A)	2,629	714,957
Entegris, Inc.	5,097	916,746
First Solar, Inc. (A)	3,408	804,152
GlobalFoundries, Inc.	2,407	198,361
Intel Corp. (A)	68,094	9,507,965
KLA Corp.	23,470	7,081,134
Lam Research Corp.	20,531	8,896,698
Lattice Semiconductor Corp. (A)	1,967	300,872
MACOM Technology Solutions Holdings, Inc. (A)	1,352	514,260
Marvell Technology, Inc.	22,756	6,778,785
Microchip Technology, Inc.	22,528	2,054,554
Micron Technology, Inc.	16,417	18,949,979
MKS, Inc.	741	329,597
Monolithic Power Systems, Inc.	1,386	1,915,951
NVIDIA Corp.	235,607	47,142,605
NXP Semiconductors NV	7,250	2,037,468
ON Semiconductor Corp. (A)	14,833	1,402,312
Onto Innovation, Inc. (A)	579	219,123
Qnity Electronics, Inc.	7,301	1,192,326
Qualcomm, Inc.	19,123	3,533,739
Rambus, Inc. (A)	1,125	149,333
SiTime Corp. (A)	209	155,822
Skyworks Solutions, Inc.	7,153	484,973
Teradyne, Inc.	6,413	3,102,866
Texas Instruments, Inc.	14,986	4,466,877
Software – 5.4%
Adobe, Inc. (A)	5,025	1,030,226
AppLovin Corp., Class A (A)	3,883	2,000,638
Atlassian Corp., Class A (A)	2,547	198,131
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Aurora Innovation, Inc. (A)(B)	23,500	$160,270
Autodesk, Inc. (A)	3,865	751,433
Bentley Systems, Inc., Class B	4,433	132,502
Cadence Design Systems, Inc. (A)	5,634	2,114,553
Circle Internet Group, Inc. (A)	2,661	166,658
Crowdstrike Holdings, Inc., Class A (A)	3,140	2,396,260
Datadog, Inc., Class A (A)	7,660	1,994,358
DocuSign, Inc. (A)	5,251	233,249
Dynatrace, Inc. (A)	8,552	375,518
Fair Isaac Corp. (A)	849	1,014,368
Figma, Inc., Class A (A)(B)	2,177	39,382
Fortinet, Inc. (A)	13,757	2,113,350
Gen Digital, Inc.	25,443	633,276
Guidewire Software, Inc. (A)	1,952	240,194
HubSpot, Inc. (A)	1,219	222,480
InterDigital, Inc.	288	81,541
Intuit, Inc.	3,872	1,010,592
Manhattan Associates, Inc. (A)	1,911	266,107
Microsoft Corp.	78,916	29,437,246
Nutanix, Inc., Class A (A)	3,822	194,769
Oracle Corp.	23,131	3,389,848
Palantir Technologies, Inc., Class A (A)	20,758	2,421,836
Palo Alto Networks, Inc. (A)	8,361	2,851,268
Procore Technologies, Inc. (A)	2,638	107,156
PTC, Inc. (A)	3,947	448,419
Roper Technologies, Inc.	2,179	737,352
Rubrik, Inc., Class A (A)	886	71,128
Salesforce, Inc.	10,793	1,690,831
Samsara, Inc., Class A (A)	3,988	129,331
ServiceNow, Inc. (A)	9,421	935,317
Synopsys, Inc. (A)	2,918	1,301,632
Trimble, Inc. (A)	8,635	441,939
Tyler Technologies, Inc. (A)	1,441	421,435
Workday, Inc., Class A (A)	3,304	404,476
Zoom Communications, Inc., Class A (A)	7,521	649,138
Zscaler, Inc. (A)	2,235	315,470
Technology hardware, storage and peripherals – 5.8%
Apple, Inc.	161,587	46,756,808
Dell Technologies, Inc., Class C	5,078	2,190,954
Everpure, Inc., Class A (A)	7,664	603,847
Hewlett Packard Enterprise Company	45,888	2,070,008
HP, Inc.	33,282	730,207
IonQ, Inc. (A)(B)	5,321	283,396
NetApp, Inc.	11,141	1,724,181
Sandisk Corp. (A)	733	1,666,644
Seagate Technology Holdings PLC	5,738	5,537,170
Super Micro Computer, Inc. (A)	8,409	246,636
Western Digital Corp.	9,457	6,040,375
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	27

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Materials – 3.0%		$35,605,022
Chemicals – 1.4%
Air Products & Chemicals, Inc.	4,269	1,251,585
Albemarle Corp.	3,757	507,308
CF Industries Holdings, Inc.	9,133	988,739
Corteva, Inc.	22,485	1,904,255
Dow, Inc.	27,526	753,111
DuPont de Nemours, Inc.	4,846	657,311
Ecolab, Inc.	4,863	1,354,880
International Flavors & Fragrances, Inc.	8,083	640,335
Linde PLC	5,916	3,070,049
LyondellBasell Industries NV, Class A	12,480	657,072
PPG Industries, Inc.	9,442	1,145,220
RPM International, Inc.	5,475	608,546
Solstice Advanced Materials, Inc.	3,865	342,439
The Mosaic Company	15,164	321,325
The Sherwin-Williams Company	5,507	1,896,170
Westlake Corp.	1,517	110,741
Construction materials – 0.3%
CRH PLC	8,219	879,433
Martin Marietta Materials, Inc.	2,231	1,286,618
Vulcan Materials Company	4,547	1,341,410
Containers and packaging – 0.4%
Amcor PLC	15,458	670,104
AptarGroup, Inc.	2,353	294,596
Avery Dennison Corp.	3,038	493,219
Ball Corp.	13,188	822,931
Crown Holdings, Inc.	5,556	621,272
International Paper Company	18,467	703,593
Packaging Corp. of America	4,387	1,045,334
Smurfit WestRock PLC	13,351	617,617
Metals and mining – 0.9%
Alcoa Corp.	3,073	160,226
Coeur Mining, Inc.	8,523	139,095
Freeport-McMoRan, Inc.	31,416	1,975,752
Hecla Mining Company	4,418	68,170
MP Materials Corp. (A)(B)	1,641	91,912
Newmont Corp.	24,031	2,244,495
Nucor Corp.	10,705	2,384,539
Reliance, Inc.	2,715	1,014,324
Royal Gold, Inc.	1,600	319,376
Southern Copper Corp.	1,458	254,071
Steel Dynamics, Inc.	8,576	1,967,849
Real estate – 2.3%		27,223,576
Diversified REITs – 0.0%
WP Carey, Inc.	5,307	379,451
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	4,055	214,307
American Healthcare REIT, Inc.	1,420	74,053
CareTrust REIT, Inc.	1,665	67,183
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Health care REITs (continued)
Healthpeak Properties, Inc.	16,105	$344,647
Omega Healthcare Investors, Inc.	6,227	296,903
Ventas, Inc.	11,183	993,050
Welltower, Inc.	8,739	1,983,491
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	19,071	452,173
Industrial REITs – 0.2%
EastGroup Properties, Inc.	1,226	248,302
Lineage, Inc.	287	12,413
Prologis, Inc.	11,955	1,619,544
Rexford Industrial Realty, Inc.	4,010	134,335
Office REITs – 0.0%
BXP, Inc.	3,860	255,957
Real estate management and development – 0.3%
CBRE Group, Inc., Class A (A)	15,576	2,097,931
CoStar Group, Inc. (A)	11,617	328,993
Jones Lang LaSalle, Inc. (A)	2,279	706,376
Zillow Group, Inc., Class A (A)	1,143	35,856
Zillow Group, Inc., Class C (A)	5,358	168,884
Residential REITs – 0.4%
American Homes 4 Rent, Class A	7,984	267,624
AvalonBay Communities, Inc.	3,624	683,813
Camden Property Trust	2,600	297,674
Equity LifeStyle Properties, Inc.	4,525	291,636
Equity Residential	9,254	628,624
Essex Property Trust, Inc.	1,671	487,247
Invitation Homes, Inc.	14,717	444,601
Mid-America Apartment Communities, Inc.	2,952	410,151
Sun Communities, Inc.	3,175	380,714
UDR, Inc.	7,958	317,683
Retail REITs – 0.3%
Agree Realty Corp.	890	67,409
Federal Realty Investment Trust	2,177	268,729
Kimco Realty Corp.	16,157	409,580
Realty Income Corp.	18,073	1,119,803
Regency Centers Corp.	4,576	364,890
Simon Property Group, Inc.	6,029	1,348,386
Specialized REITs – 0.8%
American Tower Corp.	5,482	896,691
Crown Castle, Inc.	7,511	568,808
CubeSmart	5,445	216,548
Digital Realty Trust, Inc.	6,418	1,152,544
Equinix, Inc.	1,241	1,293,606
Extra Space Storage, Inc.	4,997	726,064
Gaming and Leisure Properties, Inc.	6,794	302,537
Iron Mountain, Inc.	7,486	945,557
Lamar Advertising Company, Class A	2,233	348,303
Public Storage	2,658	846,068
28	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Specialized REITs (continued)
SBA Communications Corp.	2,587	$456,502
VICI Properties, Inc.	25,096	666,299
Weyerhaeuser Company	25,131	601,636
Utilities – 3.7%		43,520,913
Electric utilities – 2.2%
Alliant Energy Corp.	9,839	750,617
American Electric Power Company, Inc.	15,101	2,065,968
Constellation Energy Corp.	5,485	1,362,309
Duke Energy Corp.	18,089	2,289,706
Edison International	19,790	1,473,366
Entergy Corp.	22,796	2,618,349
Evergy, Inc.	11,140	962,830
Eversource Energy	17,718	1,280,480
Exelon Corp.	46,175	2,152,679
FirstEnergy Corp.	24,341	1,157,171
NextEra Energy, Inc.	19,355	1,698,788
NRG Energy, Inc.	6,784	990,871
OGE Energy Corp.	6,187	301,059
Oklo, Inc. (A)	1,480	77,448
PG&E Corp.	79,667	1,339,999
Pinnacle West Capital Corp.	6,024	644,568
PPL Corp. (B)	35,395	1,286,608
The Southern Company	19,982	1,912,477
Xcel Energy, Inc.	21,841	1,753,832
Gas utilities – 0.1%
Atmos Energy Corp.	4,985	858,766
Independent power and renewable electricity producers – 0.2%
Talen Energy Corp. (A)	503	193,283
The AES Corp.	30,200	442,732
Vistra Corp.	8,828	1,400,386
Multi-utilities – 1.1%
Ameren Corp.	11,529	1,303,238
CenterPoint Energy, Inc.	28,331	1,247,697
CMS Energy Corp.	12,034	920,601
Consolidated Edison, Inc.	15,534	1,718,526
Dominion Energy, Inc.	23,056	1,574,494
DTE Energy Company	8,646	1,317,391
NiSource, Inc.	19,903	946,388
Public Service Enterprise Group, Inc.	20,658	1,676,603
Sempra	15,318	1,420,132
WEC Energy Group, Inc.	11,178	1,305,255
Water utilities – 0.1%
American Water Works Company, Inc.	5,645	742,769
Essential Utilities, Inc.	8,706	333,527
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.1%		$1,223,249
(Cost $1,223,250)
Short-term funds – 0.1%		1,223,249
John Hancock Collateral Trust, 3.6026% (D)(E)	25,226	$252,242

State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5748% (D)	971,007	971,007
Total investments (Multifactor Large Cap ETF) (Cost $746,792,257) 100.0%		$1,172,773,180
Other assets and liabilities, net 0.0%		109,571
Total net assets 100.0%		$1,172,882,751

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-26. The value of securities on loan amounted to $2,129,092. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $1,930,493 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 6-30-26.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR MID CAP ETF

As of 6-30-26 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$5,813,364,258
(Cost $4,399,846,537)
Communication services – 2.6%		150,755,980
Diversified telecommunication services – 0.2%
AST SpaceMobile, Inc. (A)(B)	51,757	4,599,127
Globalstar, Inc. (A)	21,832	1,774,723
Lumen Technologies, Inc. (A)	367,999	2,826,232
Entertainment – 0.8%
Live Nation Entertainment, Inc. (A)	49,988	9,153,303
Madison Square Garden Sports Corp. (A)	6,806	2,734,923
Roku, Inc. (A)	71,465	9,872,175
Take-Two Interactive Software, Inc. (A)	78,268	19,565,435
TKO Group Holdings, Inc.	26,397	5,313,980
Warner Music Group Corp., Class A	87,640	2,372,415
Interactive media and services – 0.3%
Match Group, Inc.	128,283	4,881,168
Pinterest, Inc., Class A (A)	192,855	4,055,741
Reddit, Inc., Class A (A)	35,060	6,085,715
Snap, Inc., Class A (A)	235,685	1,046,441
Media – 1.3%
EchoStar Corp., Class A (A)(B)	59,882	6,078,023
Fox Corp., Class A	151,193	7,886,227
Fox Corp., Class B	101,825	4,769,483
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	29

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Media (continued)
Liberty Broadband Corp., Series A (A)	11,736	$390,574
Liberty Broadband Corp., Series C (A)	85,014	2,827,566
News Corp., Class A	352,626	8,755,704
News Corp., Class B	106,378	2,984,967
Nexstar Media Group, Inc.	25,928	4,630,482
Omnicom Group, Inc.	247,954	18,058,490
Paramount Skydance Corp., Class B	668,796	6,594,329
Sirius XM Holdings, Inc.	174,982	5,168,968
The New York Times Company, Class A	119,031	8,329,789
Consumer discretionary – 9.7%		562,125,090
Automobile components – 0.7%
Aptiv PLC (A)	142,836	8,767,274
Autoliv, Inc.	79,121	9,191,487
BorgWarner, Inc.	217,429	14,437,286
Lear Corp.	35,609	4,773,743
Mobileye Global, Inc., Class A (A)(B)	89,519	866,544
Versigent PLC (A)	46,932	1,971,613
Automobiles – 0.1%
Rivian Automotive, Inc., Class A (A)	349,974	6,072,049
Broadline retail – 0.7%
Coupang, Inc. (A)	458,507	7,964,267
Dillard’s, Inc., Class A (B)	3,100	1,638,102
eBay, Inc.	240,186	26,840,786
Ollie’s Bargain Outlet Holdings, Inc. (A)	40,583	3,120,021
Distributors – 0.4%
Genuine Parts Company	120,247	14,186,741
LKQ Corp.	209,290	5,510,606
Pool Corp.	24,809	5,331,454
Diversified consumer services – 0.3%
ADT, Inc.	644,284	4,187,846
Service Corp. International	169,733	12,892,919
Hotels, restaurants and leisure – 2.3%
Aramark	229,618	13,065,264
Brinker International, Inc. (A)	29,943	5,030,424
Carnival Corp., Ltd.	351,176	10,033,098
Cava Group, Inc. (A)	41,742	3,275,912
Churchill Downs, Inc.	46,871	4,201,516
Darden Restaurants, Inc.	66,346	13,667,939
Domino’s Pizza, Inc.	15,062	4,458,954
DraftKings, Inc., Class A (A)	112,540	2,842,760
Dutch Bros, Inc., Class A (A)	57,553	4,132,881
Expedia Group, Inc.	54,686	13,993,054
Hyatt Hotels Corp., Class A	25,623	4,966,762
Las Vegas Sands Corp.	17,977	830,358
Life Time Group Holdings, Inc. (A)	35,588	1,453,414
MGM Resorts International (A)	159,812	7,640,612
Norwegian Cruise Line Holdings, Ltd. (A)	487,120	10,283,103
Planet Fitness, Inc., Class A (A)	44,717	2,332,886
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Texas Roadhouse, Inc.	50,320	$9,723,334
Viking Holdings, Ltd. (A)	70,492	7,378,398
Wingstop, Inc.	14,813	2,568,722
Wyndham Hotels & Resorts, Inc.	69,522	5,854,448
Wynn Resorts, Ltd.	49,713	4,826,635
Household durables – 1.9%
Garmin, Ltd.	69,224	16,443,469
Installed Building Products, Inc.	14,944	3,434,729
Lennar Corp., A Shares	73,771	6,675,538
Mohawk Industries, Inc. (A)	39,703	4,817,165
NVR, Inc. (A)	1,871	12,747,871
PulteGroup, Inc.	138,870	19,054,353
SharkNinja, Inc. (A)	38,126	5,805,446
Somnigroup International, Inc.	115,572	9,060,845
Taylor Morrison Home Corp. (A)	78,728	5,647,947
Toll Brothers, Inc.	100,034	16,480,602
TopBuild Corp. (A)	26,544	9,410,644
Leisure products – 0.2%
Hasbro, Inc.	113,439	9,368,927
Specialty retail – 2.3%
AutoNation, Inc. (A)	46,333	8,608,208
Best Buy Company, Inc.	185,101	14,045,464
Burlington Stores, Inc. (A)	38,557	12,214,858
CarMax, Inc. (A)	107,950	5,709,476
Chewy, Inc., Class A (A)	57,403	1,127,969
Dick’s Sporting Goods, Inc.	42,119	9,553,010
Five Below, Inc. (A)	34,010	6,114,658
Floor & Decor Holdings, Inc., Class A (A)	75,257	4,467,256
GameStop Corp., Class A (A)	282,733	6,242,745
Lithia Motors, Inc.	24,659	7,163,193
Murphy USA, Inc.	13,072	7,044,109
Penske Automotive Group, Inc. (B)	18,924	3,386,450
The Gap, Inc.	243,435	4,547,366
Tractor Supply Company	308,333	9,746,406
Ulta Beauty, Inc. (A)	27,198	12,265,754
Wayfair, Inc., Class A (A)	37,470	3,462,977
Williams-Sonoma, Inc.	79,290	18,482,499
Textiles, apparel and luxury goods – 0.8%
Amer Sports, Inc. (A)	63,437	2,146,708
Birkenstock Holding PLC (A)(B)	39,364	1,693,833
Deckers Outdoor Corp. (A)	102,856	10,212,572
Levi Strauss & Company, Class A	92,140	2,287,836
Ralph Lauren Corp.	25,412	10,200,631
Tapestry, Inc.	122,023	17,861,727
VF Corp.	256,513	4,278,637
Consumer staples – 3.9%		224,686,433
Beverages – 0.4%
Brown-Forman Corp., Class A (B)	9,175	251,028
30	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Beverages (continued)
Brown-Forman Corp., Class B	59,283	$1,579,892
Celsius Holdings, Inc. (A)	80,858	2,367,522
Coca-Cola Consolidated, Inc.	39,028	7,451,226
Molson Coors Beverage Company, Class B	135,234	5,268,717
Primo Brands Corp.	153,765	3,758,017
Consumer staples distribution and retail – 1.8%
Albertsons Companies, Inc., Class A	301,062	4,073,369
BJ’s Wholesale Club Holdings, Inc. (A)	105,452	9,197,523
Casey’s General Stores, Inc.	21,131	16,794,707
Dollar General Corp.	94,686	10,899,305
Dollar Tree, Inc. (A)	119,053	14,399,460
Maplebear, Inc. (A)	123,791	5,861,504
Performance Food Group Company (A)	107,740	12,044,255
Sprouts Farmers Market, Inc. (A)	65,595	5,548,025
The Kroger Company	219,165	12,170,232
U.S. Foods Holding Corp. (A)	148,267	15,160,301
Food products – 1.3%
Archer-Daniels-Midland Company	188,259	14,382,988
Bunge Global SA	91,031	9,715,739
Conagra Brands, Inc.	253,227	3,408,435
Darling Ingredients, Inc. (A)	83,845	4,579,614
General Mills, Inc.	94,988	3,305,582
Hormel Foods Corp.	211,795	5,256,752
Ingredion, Inc.	61,844	5,857,245
Lamb Weston Holdings, Inc.	114,836	4,958,618
McCormick & Company, Inc.	100,099	5,046,992
Pilgrim’s Pride Corp.	44,127	1,240,410
The Campbell’s Company (B)	155,226	3,456,883
The J.M. Smucker Company	88,343	9,938,588
Tyson Foods, Inc., Class A	124,070	7,103,008
Household products – 0.3%
Church & Dwight Company, Inc.	100,014	9,689,356
The Clorox Company	62,775	5,991,246
Personal care products – 0.1%
The Estee Lauder Companies, Inc., Class A	49,777	3,929,894
Energy – 4.4%		258,501,711
Energy equipment and services – 0.7%
Halliburton Company	348,316	11,825,328
Noble Corp. PLC	55,404	2,066,569
NOV, Inc.	179,512	3,329,948
TechnipFMC PLC	253,568	16,811,558
Transocean, Ltd. (A)	502,020	2,454,878
Valaris, Ltd. (A)	22,626	1,642,648
Weatherford International PLC	35,396	2,884,774
Oil, gas and consumable fuels – 3.7%
Antero Midstream Corp.	201,505	4,584,239
Antero Resources Corp. (A)	211,791	7,442,336
APA Corp.	338,249	11,016,770
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Cheniere Energy, Inc.	82,594	$19,740,792
Chord Energy Corp.	48,186	5,507,660
Devon Energy Corp.	580,258	23,976,261
Diamondback Energy, Inc.	91,744	16,126,760
DT Midstream, Inc.	50,641	7,431,060
EQT Corp.	231,099	12,287,534
Expand Energy Corp.	132,920	12,120,975
HF Sinclair Corp.	116,506	8,114,643
Kinetik Holdings, Inc.	24,608	1,189,551
Matador Resources Company	115,858	5,767,411
Ovintiv, Inc.	265,674	13,987,736
Permian Resources Corp., Class A	674,122	12,410,586
Range Resources Corp.	175,435	6,524,428
Targa Resources Corp.	110,873	29,729,486
Texas Pacific Land Corp.	35,295	15,446,504
Uranium Energy Corp. (A)	131,048	1,396,972
Venture Global, Inc., Class A	38,484	428,327
Viper Energy, Inc., Class A	53,207	2,255,977
Financials – 15.3%		891,457,443
Banks – 4.3%
BOK Financial Corp.	19,565	2,717,187
Citizens Financial Group, Inc.	245,443	17,198,191
Columbia Banking System, Inc.	147,762	4,735,772
Commerce Bancshares, Inc.	103,841	5,996,818
Cullen/Frost Bankers, Inc.	44,696	6,906,426
East West Bancorp, Inc.	126,446	16,322,914
Fifth Third Bancorp	470,551	26,524,960
First Citizens BancShares, Inc., Class A	6,273	13,052,796
First Horizon Corp.	352,941	9,049,407
Huntington Bancshares, Inc.	1,028,769	18,240,074
KeyCorp	503,821	11,613,074
M&T Bank Corp.	84,548	20,123,269
Old National Bancorp	240,144	6,219,730
Pinnacle Financial Partners, Inc.	104,471	10,539,034
Popular, Inc.	55,980	9,190,796
Prosperity Bancshares, Inc.	67,720	4,945,592
Regions Financial Corp.	553,633	16,719,717
SouthState Bank Corp.	48,565	4,851,644
UMB Financial Corp.	41,380	5,907,409
Valley National Bancorp	239,204	3,504,339
Webster Financial Corp.	134,937	10,311,886
Western Alliance Bancorp	94,987	7,807,931
Wintrust Financial Corp.	57,673	9,269,205
Zions Bancorp NA	142,909	9,887,874
Capital markets – 3.8%
Affiliated Managers Group, Inc.	15,858	5,366,347
Cboe Global Markets, Inc.	45,080	10,939,564
Evercore, Inc., Class A	25,806	8,811,201
FactSet Research Systems, Inc.	24,947	5,739,806
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	31

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
Franklin Resources, Inc.	216,854	$7,214,733
Hamilton Lane, Inc., Class A	25,891	2,040,988
Houlihan Lokey, Inc.	36,347	4,875,223
Interactive Brokers Group, Inc., Class A	208,566	18,153,585
Invesco, Ltd.	341,039	9,000,019
Janus Henderson Group PLC	66,480	3,453,636
Jefferies Financial Group, Inc.	133,440	6,669,331
LPL Financial Holdings, Inc.	42,817	12,060,693
MarketAxess Holdings, Inc.	25,051	2,843,038
Morningstar, Inc.	17,853	2,785,425
Nasdaq, Inc.	183,951	14,499,018
Northern Trust Corp.	95,153	16,541,398
PJT Partners, Inc., Class A	13,448	2,029,841
Raymond James Financial, Inc.	99,851	15,180,348
SEI Investments Company	95,988	8,419,107
State Street Corp.	149,116	25,290,074
Stifel Financial Corp.	131,878	9,201,128
StoneX Group, Inc. (A)	32,403	3,839,756
T. Rowe Price Group, Inc.	107,731	12,247,937
The Carlyle Group, Inc.	112,098	4,720,447
TPG, Inc.	57,807	2,344,074
Tradeweb Markets, Inc., Class A	37,730	3,760,172
Virtu Financial, Inc., Class A	48,812	2,907,731
Consumer finance – 1.0%
Ally Financial, Inc.	332,677	15,286,508
FirstCash Holdings, Inc.	30,040	6,498,253
OneMain Holdings, Inc.	114,770	6,997,527
SoFi Technologies, Inc. (A)(B)	401,067	7,191,131
Synchrony Financial	256,450	19,503,023
Financial services – 1.3%
Affirm Holdings, Inc. (A)	97,445	7,946,640
Block, Inc. (A)	44,863	3,409,588
Chime Financial, Inc., Class A (A)	103,632	2,122,383
Corebridge Financial, Inc.	292,732	8,380,917
Corpay, Inc. (A)	34,959	11,650,786
Equitable Holdings, Inc.	186,108	8,166,419
Global Payments, Inc.	119,172	8,647,120
Jack Henry & Associates, Inc.	50,861	7,005,594
Jackson Financial, Inc., Class A	86,624	8,869,431
Rocket Companies, Inc., Class A (A)	28,631	450,938
Toast, Inc., Class A (A)	146,972	4,088,761
UWM Holdings Corp. (B)	80,281	183,843
Voya Financial, Inc.	77,993	7,060,706
Insurance – 4.9%
American Financial Group, Inc.	63,824	8,931,531
Arch Capital Group, Ltd. (A)	163,845	15,902,796
Assurant, Inc.	42,929	11,527,724
Axis Capital Holdings, Ltd.	69,513	7,468,477
Brown & Brown, Inc.	105,745	6,783,542
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Cincinnati Financial Corp.	70,942	$13,134,202
CNA Financial Corp. (B)	18,216	885,480
Erie Indemnity Company, Class A	13,837	3,317,421
Everest Group, Ltd.	29,202	10,431,830
Fidelity National Financial, Inc.	204,990	9,667,328
First American Financial Corp.	89,938	6,168,847
Globe Life, Inc.	79,251	14,160,569
Kinsale Capital Group, Inc.	15,084	4,974,854
Lincoln National Corp.	216,993	7,670,703
Loews Corp.	106,208	12,023,808
Markel Group, Inc. (A)	7,061	13,790,204
Old Republic International Corp.	226,200	9,256,104
Primerica, Inc.	26,952	7,659,758
Principal Financial Group, Inc.	109,046	11,752,978
Prudential Financial, Inc.	147,153	15,882,223
Reinsurance Group of America, Inc.	51,541	10,960,194
RenaissanceRe Holdings, Ltd.	51,636	16,363,448
The Hanover Insurance Group, Inc.	21,514	4,606,578
The Hartford Insurance Group, Inc.	181,006	23,986,915
Unum Group	151,979	13,586,923
W.R. Berkley Corp.	161,948	11,422,192
Willis Towers Watson PLC	50,161	13,110,581
Health care – 10.8%		627,911,663
Biotechnology – 2.9%
Arrowhead Pharmaceuticals, Inc. (A)	67,596	5,509,750
Biogen, Inc. (A)	53,229	11,500,658
BioMarin Pharmaceutical, Inc. (A)	152,698	8,737,380
Blueprint Medicines Corp. (A)(C)	17,937	8,251
BridgeBio Pharma, Inc. (A)	64,931	4,836,061
Cytokinetics, Inc. (A)	57,706	4,915,974
Exelixis, Inc. (A)	269,566	14,667,086
Halozyme Therapeutics, Inc. (A)	83,845	6,562,548
ImmunityBio, Inc. (A)(B)	94,372	826,227
Incyte Corp. (A)	87,151	9,879,437
Insmed, Inc. (A)	51,849	5,528,140
Ionis Pharmaceuticals, Inc. (A)	57,712	4,575,984
Krystal Biotech, Inc. (A)	12,210	4,538,091
Kymera Therapeutics, Inc. (A)	22,253	2,551,752
Madrigal Pharmaceuticals, Inc. (A)	7,073	3,797,847
Moderna, Inc. (A)	97,856	6,852,856
Natera, Inc. (A)	42,173	11,447,861
Neurocrine Biosciences, Inc. (A)	74,675	12,585,351
Nuvalent, Inc., Class A (A)	17,614	2,175,329
Praxis Precision Medicines, Inc. (A)	7,658	2,563,822
REVOLUTION Medicines, Inc. (A)	66,588	12,470,601
Rhythm Pharmaceuticals, Inc. (A)	18,407	2,043,729
Roivant Sciences, Ltd. (A)	234,023	8,282,074
Summit Therapeutics, Inc. (A)	25,547	372,220
United Therapeutics Corp. (A)	34,499	18,692,593
32	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
Vaxcyte, Inc. (A)	63,855	$3,711,891
Health care equipment and supplies – 2.0%
ABIOMED, Inc. (A)(C)	18,321	284,342
Align Technology, Inc. (A)	56,262	9,489,149
Baxter International, Inc.	219,520	4,680,166
DexCom, Inc. (A)	179,862	12,113,706
GE HealthCare Technologies, Inc.	169,249	10,833,628
Glaukos Corp. (A)	20,486	2,863,123
Globus Medical, Inc., Class A (A)	97,073	7,669,738
Insulet Corp. (A)	35,360	5,383,560
Penumbra, Inc. (A)	23,698	7,482,644
ResMed, Inc.	68,734	13,394,882
Solventum Corp. (A)	138,776	10,706,568
STERIS PLC	51,833	10,914,475
The Cooper Companies, Inc. (A)	137,804	9,881,925
Zimmer Biomet Holdings, Inc.	116,401	10,020,962
Health care providers and services – 2.6%
BrightSpring Health Services, Inc. (A)	68,295	4,762,893
Cardinal Health, Inc.	102,640	24,383,158
Centene Corp. (A)	151,153	9,702,511
DaVita, Inc. (A)	27,652	6,152,017
Encompass Health Corp.	99,395	10,046,847
Guardant Health, Inc. (A)	45,448	6,818,563
HealthEquity, Inc. (A)	68,363	6,174,546
Henry Schein, Inc. (A)	114,975	9,602,712
Labcorp Holdings, Inc.	61,140	17,119,200
Molina Healthcare, Inc. (A)	35,914	8,213,532
Quest Diagnostics, Inc.	83,508	17,699,521
Tenet Healthcare Corp. (A)	73,762	13,799,395
The Ensign Group, Inc.	44,051	7,061,375
Universal Health Services, Inc., Class B	61,957	9,212,386
Health care technology – 0.0%
Veeva Systems, Inc., Class A (A)	19,941	3,538,929
Life sciences tools and services – 2.3%
Agilent Technologies, Inc.	104,320	13,856,826
Avantor, Inc. (A)	362,674	3,590,473
Bio-Rad Laboratories, Inc., Class A (A)	15,636	4,590,886
Bio-Techne Corp.	103,071	7,281,966
Charles River Laboratories International, Inc. (A)	48,604	11,022,901
ICON PLC (A)	19,424	3,374,143
Illumina, Inc. (A)	49,233	8,656,638
IQVIA Holdings, Inc. (A)	69,536	13,435,746
Medpace Holdings, Inc. (A)	16,484	8,729,762
Mettler-Toledo International, Inc. (A)	9,771	12,482,550
Repligen Corp. (A)	34,834	4,752,751
Revvity, Inc.	93,439	10,396,023
Tempus AI, Inc., Class A (A)(B)	40,637	2,354,101
Waters Corp. (A)	38,265	14,350,906
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services (continued)
West Pharmaceutical Services, Inc.	35,725	$12,825,275
Pharmaceuticals – 1.0%
Axsome Therapeutics, Inc. (A)	15,858	3,881,563
Elanco Animal Health, Inc. (A)	414,901	10,210,714
Jazz Pharmaceuticals PLC (A)	59,473	14,331,209
Royalty Pharma PLC, Class A	174,088	9,761,114
Viatris, Inc.	1,157,818	18,386,150
Industrials – 20.5%		1,193,705,943
Aerospace and defense – 2.7%
AeroVironment, Inc. (A)	19,826	3,272,678
ATI, Inc. (A)	77,456	15,266,578
BWX Technologies, Inc.	52,206	10,161,898
Carpenter Technology Corp.	27,787	17,140,133
Curtiss-Wright Corp.	18,401	13,943,542
FTAI Aviation, Ltd.	61,414	16,614,329
HEICO Corp.	15,579	5,549,084
HEICO Corp., Class A	24,841	6,406,742
Hexcel Corp.	35,210	3,523,113
Huntington Ingalls Industries, Inc.	22,245	6,226,153
Karman Holdings, Inc. (A)	48,926	2,442,386
Kratos Defense & Security Solutions, Inc. (A)	80,532	4,015,326
Leonardo DRS, Inc.	45,247	1,930,689
Loar Holdings, Inc. (A)	20,573	1,658,390
Moog, Inc., Class A	18,363	7,782,974
Rocket Lab Corp. (A)	102,136	10,382,124
StandardAero, Inc. (A)	107,267	3,208,356
Textron, Inc.	111,156	10,196,340
Woodward, Inc.	35,658	15,170,340
Air freight and logistics – 0.5%
C.H. Robinson Worldwide, Inc.	70,076	13,198,114
Expeditors International of Washington, Inc.	89,155	14,530,482
GXO Logistics, Inc. (A)	56,427	2,860,849
Building products – 2.0%
A.O. Smith Corp.	99,194	6,221,448
AAON, Inc.	38,128	4,836,918
Advanced Drainage Systems, Inc.	57,590	9,039,326
Allegion PLC	69,056	9,701,677
Armstrong World Industries, Inc.	33,342	5,348,724
Builders FirstSource, Inc. (A)	92,112	8,242,182
Carlisle Companies, Inc.	33,207	12,045,839
Fortune Brands Innovations, Inc.	120,618	6,621,928
Lennox International, Inc.	19,473	11,157,055
Masco Corp.	111,679	9,087,320
Modine Manufacturing Company (A)	28,753	7,677,626
Owens Corning	98,924	15,724,959
Simpson Manufacturing Company, Inc.	35,967	7,529,691
Zurn Elkay Water Solutions Corp.	103,862	5,248,147
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	33

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Commercial services and supplies – 0.7%
Casella Waste Systems, Inc., Class A (A)	34,733	$3,368,059
Clean Harbors, Inc. (A)	42,189	12,603,964
MSA Safety, Inc.	29,081	5,076,961
Rollins, Inc.	110,543	4,614,065
Tetra Tech, Inc.	189,757	5,482,080
Veralto Corp.	102,363	9,077,551
Construction and engineering – 2.4%
AECOM	106,520	7,435,096
API Group Corp. (A)	223,485	9,464,590
Comfort Systems USA, Inc.	18,796	37,252,732
Construction Partners, Inc., Class A (A)	30,032	3,566,901
Dycom Industries, Inc. (A)	20,787	10,509,699
EMCOR Group, Inc.	26,361	21,876,467
Fluor Corp. (A)	108,219	5,669,593
IES Holdings, Inc. (A)	5,345	3,926,758
MasTec, Inc. (A)	37,504	15,603,914
Primoris Services Corp.	38,130	3,779,446
Sterling Infrastructure, Inc. (A)	17,278	14,502,462
Valmont Industries, Inc.	11,642	6,724,419
Electrical equipment – 2.8%
Acuity, Inc.	26,607	10,021,793
AMETEK, Inc.	112,381	27,189,459
Bloom Energy Corp., Class A (A)	60,273	18,244,637
Generac Holdings, Inc. (A)	47,390	13,876,266
Hubbell, Inc.	33,801	17,684,683
Nextpower, Inc., Class A (A)	135,664	16,163,009
nVent Electric PLC	96,425	16,354,644
Regal Rexnord Corp.	46,707	11,125,140
Rockwell Automation, Inc.	54,961	27,210,092
Vicor Corp. (A)	6,324	2,401,729
Ground transportation – 1.2%
J.B. Hunt Transport Services, Inc.	52,681	15,247,462
Knight-Swift Transportation Holdings, Inc.	136,249	10,609,710
Ryder System, Inc.	44,356	11,699,782
Saia, Inc. (A)	21,603	9,098,319
U-Haul Holding Company (A)	9,356	612,257
U-Haul Holding Company, Series N	84,193	4,857,936
XPO, Inc. (A)	71,795	14,738,796
Machinery – 5.3%
AGCO Corp.	68,220	8,165,934
Allison Transmission Holdings, Inc.	86,654	9,769,372
CNH Industrial NV	764,720	8,587,806
Crane Company	32,138	7,169,024
Donaldson Company, Inc.	104,622	9,391,917
Dover Corp.	75,803	17,001,097
Esab Corp.	47,698	4,704,454
ESCO Technologies, Inc.	10,423	3,648,467
Federal Signal Corp.	42,416	5,450,032
Flowserve Corp.	92,792	6,881,455
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Fortive Corp.	137,414	$8,394,621
Gates Industrial Corp. PLC (A)	163,527	4,573,850
Graco, Inc.	125,422	9,483,157
IDEX Corp.	52,593	11,935,981
Ingersoll Rand, Inc.	150,387	12,330,230
ITT, Inc.	58,765	11,621,366
JBT Marel Corp.	34,884	5,058,180
Lincoln Electric Holdings, Inc.	39,093	10,379,582
Mueller Industries, Inc.	80,801	9,932,867
Nordson Corp.	39,536	11,927,616
Oshkosh Corp.	60,952	9,354,913
Otis Worldwide Corp.	91,226	6,531,782
Pentair PLC	130,666	10,016,856
RBC Bearings, Inc. (A)	13,317	8,576,947
Snap-on, Inc.	33,907	13,644,177
SPX Technologies, Inc. (A)	32,349	7,931,004
Stanley Black & Decker, Inc.	107,057	10,076,205
Symbotic, Inc. (A)	13,481	605,971
Terex Corp.	58,614	4,243,067
The Middleby Corp. (A)	44,041	7,575,492
The Timken Company	38,483	5,592,350
The Toro Company	82,178	8,005,781
Wabtec Corp.	85,443	23,035,433
Watts Water Technologies, Inc., Class A	20,041	7,845,049
Xylem, Inc.	91,905	10,864,090
Marine transportation – 0.0%
Kirby Corp. (A)	8,021	1,090,615
Passenger airlines – 0.5%
Alaska Air Group, Inc. (A)	24,353	1,271,227
American Airlines Group, Inc. (A)	90,881	1,642,220
Delta Air Lines, Inc.	104,303	9,769,019
Southwest Airlines Company	65,122	3,348,573
United Airlines Holdings, Inc. (A)	78,804	10,716,556
Professional services – 1.6%
Amentum Holdings, Inc. (A)	92,256	1,906,932
Booz Allen Hamilton Holding Corp.	77,767	4,718,124
Broadridge Financial Solutions, Inc.	63,984	8,762,609
CACI International, Inc., Class A (A)	18,985	8,794,991
Equifax, Inc.	52,377	8,313,277
Genpact, Ltd.	147,844	4,065,710
Jacobs Solutions, Inc.	67,960	8,562,960
Leidos Holdings, Inc.	73,373	7,555,218
Parsons Corp. (A)	33,745	1,767,901
Paycom Software, Inc.	45,666	5,739,303
Planet Labs PBC (A)	73,298	2,428,363
SS&C Technologies Holdings, Inc.	126,464	7,847,091
TransUnion	127,384	9,189,482
UL Solutions, Inc., Class A	39,193	3,992,199
Verisk Analytics, Inc.	60,741	10,904,832
34	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Trading companies and distributors – 0.8%
Applied Industrial Technologies, Inc.	28,425	$9,611,914
Core & Main, Inc., Class A (A)	158,964	7,670,013
GATX Corp.	26,873	4,761,627
SiteOne Landscape Supply, Inc. (A)	29,670	3,394,545
Watsco, Inc.	15,574	6,490,153
WESCO International, Inc.	50,518	17,450,433
Information technology – 16.8%		980,823,964
Communications equipment – 1.4%
Ciena Corp. (A)	62,543	30,681,094
F5, Inc. (A)	48,066	19,993,533
Lumentum Holdings, Inc. (A)	27,655	23,729,649
Ubiquiti, Inc.	2,394	1,278,468
Viavi Solutions, Inc. (A)	91,265	4,357,904
Electronic equipment, instruments and components – 4.7%
Advanced Energy Industries, Inc.	17,607	6,565,122
Arrow Electronics, Inc. (A)	52,551	11,214,909
CDW Corp.	73,671	10,361,089
Cognex Corp.	127,238	9,214,576
Coherent Corp. (A)	95,403	37,633,621
Fabrinet (A)	18,396	10,340,024
Flex, Ltd. (A)	307,087	49,769,568
Jabil, Inc.	64,071	24,698,089
Keysight Technologies, Inc. (A)	96,207	33,679,184
Littelfuse, Inc.	24,581	11,192,467
Sanmina Corp. (A)	52,248	13,222,924
TD SYNNEX Corp.	50,527	13,507,888
Teledyne Technologies, Inc. (A)	23,785	15,862,217
TTM Technologies, Inc. (A)	63,285	11,835,561
Zebra Technologies Corp., Class A (A)	48,512	12,771,269
IT services – 1.6%
Akamai Technologies, Inc. (A)	134,458	15,894,280
Amdocs, Ltd.	124,127	6,273,379
Applied Digital Corp. (A)	87,673	3,270,203
Cognizant Technology Solutions Corp., Class A	230,936	8,944,151
EPAM Systems, Inc. (A)	51,152	4,058,911
Gartner, Inc. (A)	36,453	4,725,038
GoDaddy, Inc., Class A (A)	68,674	5,829,049
MongoDB, Inc. (A)	21,789	7,318,925
Okta, Inc. (A)	101,065	13,790,319
Twilio, Inc., Class A (A)	84,450	17,424,569
VeriSign, Inc.	38,250	9,622,170
Semiconductors and semiconductor equipment – 5.1%
Allegro MicroSystems, Inc. (A)	41,639	2,898,907
Amkor Technology, Inc.	84,515	7,287,728
Astera Labs, Inc. (A)	38,156	18,430,111
Cirrus Logic, Inc. (A)	43,761	6,499,821
Credo Technology Group Holding, Ltd. (A)	54,117	14,717,118
Entegris, Inc.	106,049	19,073,973
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
First Solar, Inc. (A)	69,020	$16,285,959
FormFactor, Inc. (A)	30,972	4,953,352
GlobalFoundries, Inc.	63,860	5,262,703
Lattice Semiconductor Corp. (A)	85,129	13,021,332
MACOM Technology Solutions Holdings, Inc. (A)	33,413	12,709,303
MKS, Inc.	71,194	31,667,091
Monolithic Power Systems, Inc.	22,078	30,519,744
ON Semiconductor Corp. (A)	126,628	11,971,411
Onto Innovation, Inc. (A)	23,195	8,778,148
Qnity Electronics, Inc.	85,519	13,966,108
Qorvo, Inc. (A)	91,244	8,510,328
Rambus, Inc. (A)	81,010	10,753,267
Semtech Corp. (A)	30,855	4,993,882
Silicon Laboratories, Inc. (A)	12,498	2,731,563
SiTime Corp. (A)	7,312	5,451,535
Skyworks Solutions, Inc.	136,525	9,256,395
Teradyne, Inc.	76,957	37,234,875
Software – 2.5%
Appfolio, Inc., Class A (A)	13,993	2,243,778
Aurora Innovation, Inc. (A)(B)	673,246	4,591,538
Bentley Systems, Inc., Class B	97,329	2,909,164
BitMine Immersion Technologies, Inc.	226,769	3,018,295
Circle Internet Group, Inc. (A)	69,581	4,357,858
DocuSign, Inc. (A)	136,752	6,074,524
Dolby Laboratories, Inc., Class A	57,751	3,036,548
Dropbox, Inc., Class A (A)	128,219	3,522,176
D-Wave Quantum, Inc. (A)(B)	117,417	2,816,834
Dynatrace, Inc. (A)	170,781	7,498,994
Fair Isaac Corp. (A)	10,015	11,965,722
Figma, Inc., Class A (A)(B)	80,831	1,462,233
Gen Digital, Inc.	503,513	12,532,439
Guidewire Software, Inc. (A)	28,053	3,451,922
HubSpot, Inc. (A)	15,720	2,869,057
InterDigital, Inc.	20,599	5,832,195
Manhattan Associates, Inc. (A)	37,064	5,161,162
Nutanix, Inc., Class A (A)	66,327	3,380,024
Pegasystems, Inc.	75,773	2,270,917
Pivotal Software, Inc. (A)(C)	9,845	0
Procore Technologies, Inc. (A)	55,064	2,236,700
PTC, Inc. (A)	67,169	7,631,070
Riot Platforms, Inc. (A)	189,702	5,194,041
Rubrik, Inc., Class A (A)	25,929	2,081,580
Samsara, Inc., Class A (A)	50,519	1,638,331
Terawulf, Inc. (A)	98,801	2,440,385
Trimble, Inc. (A)	207,190	10,603,984
Tyler Technologies, Inc. (A)	21,099	6,170,614
Unity Software, Inc. (A)	201,664	5,763,557
Zoom Communications, Inc., Class A (A)	140,276	12,107,222
Zscaler, Inc. (A)	21,083	2,975,865
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	35

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Technology hardware, storage and peripherals – 1.5%
Everpure, Inc., Class A (A)	134,566	$10,602,455
Hewlett Packard Enterprise Company	780,910	35,226,850
HP, Inc.	282,680	6,201,999
IonQ, Inc. (A)(B)	152,713	8,133,494
NetApp, Inc.	122,182	18,908,886
Super Micro Computer, Inc. (A)	268,556	7,876,747
Materials – 5.3%		306,418,023
Chemicals – 1.9%
Albemarle Corp.	60,620	8,185,519
Axalta Coating Systems, Ltd. (A)	202,151	6,917,607
CF Industries Holdings, Inc.	143,817	15,569,628
Dow, Inc.	255,233	6,983,175
DuPont de Nemours, Inc.	53,081	7,199,907
Eastman Chemical Company	107,831	7,222,520
Element Solutions, Inc.	152,589	7,286,125
International Flavors & Fragrances, Inc.	96,055	7,609,477
LyondellBasell Industries NV, Class A	130,031	6,846,132
PPG Industries, Inc.	105,301	12,771,958
RPM International, Inc.	96,049	10,675,846
Solstice Advanced Materials, Inc.	85,455	7,571,313
The Mosaic Company	264,116	5,596,618
Westlake Corp.	24,149	1,762,877
Construction materials – 0.6%
Eagle Materials, Inc.	21,987	4,947,075
Martin Marietta Materials, Inc.	24,663	14,223,152
Vulcan Materials Company	44,712	13,190,487
Containers and packaging – 1.4%
Amcor PLC	300,152	13,011,589
AptarGroup, Inc.	55,015	6,887,878
Avery Dennison Corp.	53,293	8,652,119
Ball Corp.	178,888	11,162,611
Crown Holdings, Inc.	95,871	10,720,295
International Paper Company	222,972	8,495,233
Packaging Corp. of America	48,097	11,460,553
Smurfit WestRock PLC	291,637	13,491,128
Metals and mining – 1.3%
Alcoa Corp.	190,465	9,930,845
Coeur Mining, Inc.	281,487	4,593,868
Commercial Metals Company	98,866	6,203,842
Hecla Mining Company	281,510	4,343,699
MP Materials Corp. (A)(B)	56,054	3,139,585
Reliance, Inc.	43,503	16,252,721
Royal Gold, Inc.	42,005	8,384,618
Steel Dynamics, Inc.	91,990	21,108,025
Paper and forest products – 0.1%
Louisiana-Pacific Corp.	51,106	4,019,998
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate – 5.3%		$308,826,020
Diversified REITs – 0.2%
Essential Properties Realty Trust, Inc.	92,987	2,775,662
WP Carey, Inc.	113,459	8,112,319
Health care REITs – 0.7%
Alexandria Real Estate Equities, Inc.	50,567	2,672,466
American Healthcare REIT, Inc.	87,506	4,563,438
CareTrust REIT, Inc.	106,207	4,285,452
Healthcare Realty Trust, Inc.	182,241	3,675,801
Healthpeak Properties, Inc.	356,423	7,627,452
Omega Healthcare Investors, Inc.	151,624	7,229,432
Ventas, Inc.	134,351	11,930,369
Hotel and resort REITs – 0.2%
Host Hotels & Resorts, Inc.	353,218	8,374,799
Ryman Hospitality Properties, Inc.	28,177	3,622,153
Industrial REITs – 0.4%
EastGroup Properties, Inc.	27,374	5,544,056
First Industrial Realty Trust, Inc.	68,631	4,207,767
Lineage, Inc.	16,929	732,179
Rexford Industrial Realty, Inc.	120,085	4,022,848
STAG Industrial, Inc.	98,519	3,749,633
Terreno Realty Corp.	50,895	3,296,469
Office REITs – 0.1%
BXP, Inc.	81,415	5,398,629
Real estate management and development – 0.7%
CBRE Group, Inc., Class A (A)	125,154	16,856,992
Compass, Inc., Class A (A)	278,330	3,431,809
CoStar Group, Inc. (A)	82,038	2,323,316
Jones Lang LaSalle, Inc. (A)	53,533	16,592,553
Zillow Group, Inc., Class A (A)	18,433	578,243
Zillow Group, Inc., Class C (A)	88,108	2,777,164
Residential REITs – 1.2%
American Homes 4 Rent, Class A	160,298	5,373,189
AvalonBay Communities, Inc.	43,102	8,132,916
Camden Property Trust	53,443	6,118,689
Equity LifeStyle Properties, Inc.	93,386	6,018,728
Equity Residential	114,181	7,756,315
Essex Property Trust, Inc.	29,408	8,575,079
Invitation Homes, Inc.	181,998	5,498,160
Mid-America Apartment Communities, Inc.	53,410	7,420,785
Sun Communities, Inc.	61,622	7,389,094
UDR, Inc.	170,266	6,797,019
Retail REITs – 0.6%
Agree Realty Corp.	59,363	4,496,154
Brixmor Property Group, Inc.	157,660	4,971,020
Federal Realty Investment Trust	44,375	5,477,650
Kimco Realty Corp.	344,225	8,726,104
NNN REIT, Inc.	97,503	4,536,815
Regency Centers Corp.	94,060	7,500,344
36	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Specialized REITs – 1.2%
CubeSmart	117,215	$4,661,641
Extra Space Storage, Inc.	84,856	12,329,577
Gaming and Leisure Properties, Inc.	140,604	6,261,096
Iron Mountain, Inc.	128,714	16,257,865
Lamar Advertising Company, Class A	48,917	7,630,074
Rayonier, Inc.	110,628	2,354,164
SBA Communications Corp.	32,578	5,748,714
VICI Properties, Inc.	316,763	8,410,058
Weyerhaeuser Company	250,784	6,003,769
Utilities – 5.3%		308,151,988
Electric utilities – 3.0%
Alliant Energy Corp.	104,111	7,942,628
Edison International	283,593	21,113,499
Entergy Corp.	229,159	26,321,203
Evergy, Inc.	171,390	14,813,238
Eversource Energy	263,925	19,073,860
FirstEnergy Corp.	310,552	14,763,642
IDACORP, Inc.	29,930	4,528,409
NRG Energy, Inc.	113,314	16,550,643
OGE Energy Corp.	192,190	9,351,965
Oklo, Inc. (A)(B)	53,181	2,782,962
PG&E Corp.	588,055	9,891,085
Pinnacle West Capital Corp.	120,401	12,882,907
PPL Corp.	305,013	11,087,223
Gas utilities – 0.4%
Atmos Energy Corp.	64,569	11,123,302
National Fuel Gas Company	84,219	6,502,549
UGI Corp.	201,396	6,956,218
Independent power and renewable electricity producers – 0.2%
Clearway Energy, Inc., Class C	31,451	1,074,995
Talen Energy Corp. (A)	15,072	5,791,567
The AES Corp.	436,777	6,403,151
Multi-utilities – 1.4%
Ameren Corp.	128,203	14,492,067
CenterPoint Energy, Inc.	372,040	16,384,642
CMS Energy Corp.	142,114	10,871,721
DTE Energy Company	92,181	14,045,619
NiSource, Inc.	266,884	12,690,334
WEC Energy Group, Inc.	117,377	13,706,112
Water utilities – 0.3%
American Water Works Company, Inc.	71,999	9,473,628
Essential Utilities, Inc.	196,628	7,532,819

SHORT-TERM INVESTMENTS – 0.2%		$13,302,789
(Cost $13,303,467)
Short-term funds – 0.2%		13,302,789
John Hancock Collateral Trust, 3.6026% (D)(E)	861,907	8,618,556
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5748% (D)	4,684,233	$4,684,233
Total investments (Multifactor Mid Cap ETF) (Cost $4,413,150,004) 100.1%		$5,826,667,047
Other assets and liabilities, net (0.1%)		(5,805,218)
Total net assets 100.0%		$5,820,861,829

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-26. The value of securities on loan amounted to $40,779,793. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $33,150,730 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 6-30-26.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR SMALL CAP ETF

As of 6-30-26 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$686,652,963
(Cost $588,354,959)
Communication services – 2.9%		19,928,575
Diversified telecommunication services – 0.8%
Globalstar, Inc. (A)	13,760	1,118,550
Liberty Global, Ltd., Class A (A)	63,521	722,234
Liberty Global, Ltd., Class C (A)	59,007	649,077
Lumen Technologies, Inc. (A)	367,393	2,821,578
Entertainment – 0.7%
Cinemark Holdings, Inc.	28,179	894,120
Madison Square Garden Sports Corp. (A)	7,003	2,814,086
Sphere Entertainment Company (A)	6,987	1,208,961
Interactive media and services – 0.4%
CarGurus, Inc. (A)	18,909	644,608
Match Group, Inc.	58,582	2,229,045
Media – 0.8%
Liberty Broadband Corp., Series A (A)	3,999	133,087
Liberty Broadband Corp., Series C (A)	28,783	957,323
Nexstar Media Group, Inc.	10,505	1,876,088
NIQ Global Intelligence PLC (A)(B)	22,189	207,467
Sirius XM Holdings, Inc.	43,759	1,292,641
Versant Media Group, Inc.	34,193	1,231,290
Wireless telecommunication services – 0.2%
Array Digital Infrastructure, Inc.	4,263	154,576
Telephone & Data Systems, Inc.	26,313	973,844
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	37

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary – 13.8%		$94,434,407
Automobile components – 1.4%
Dana, Inc.	26,422	718,943
Dorman Products, Inc. (A)	7,781	1,061,717
Garrett Motion, Inc.	41,903	1,518,146
Gentex Corp.	61,512	1,554,408
LCI Industries	5,513	583,716
Lear Corp.	20,411	2,736,299
Patrick Industries, Inc.	8,932	801,915
QuantumScape Corp. (A)(B)	127,900	966,924
Automobiles – 0.2%
Thor Industries, Inc.	19,865	1,493,053
Broadline retail – 0.9%
Etsy, Inc. (A)	36,272	2,732,370
Macy’s, Inc.	74,804	1,761,634
Ollie’s Bargain Outlet Holdings, Inc. (A)	21,061	1,619,170
Diversified consumer services – 1.4%
ADT, Inc.	210,692	1,369,498
Bright Horizons Family Solutions, Inc. (A)	10,199	722,905
Covista, Inc. (A)	8,927	1,112,840
frontdoor, Inc. (A)	19,516	1,514,246
Graham Holdings Company, Class B	896	1,022,712
Grand Canyon Education, Inc. (A)	7,090	1,014,650
H&R Block, Inc.	23,961	912,435
Laureate Education, Inc. (A)	33,643	1,221,914
Stride, Inc. (A)	10,170	877,061
Hotels, restaurants and leisure – 2.7%
Brinker International, Inc. (A)	12,387	2,081,016
Caesars Entertainment, Inc. (A)	54,363	1,640,675
Choice Hotels International, Inc. (B)	9,872	1,088,585
Churchill Downs, Inc.	16,196	1,451,809
Hilton Grand Vacations, Inc. (A)	17,859	935,276
Life Time Group Holdings, Inc. (A)	39,456	1,611,383
Planet Fitness, Inc., Class A (A)	19,643	1,024,775
Rush Street Interactive, Inc. (A)	25,316	752,898
Shake Shack, Inc., Class A (A)	10,717	600,366
The Cheesecake Factory, Inc.	12,625	1,004,193
Travel + Leisure Company	16,617	1,270,037
Vail Resorts, Inc. (B)	13,292	1,809,706
Wingstop, Inc.	7,300	1,265,893
Wyndham Hotels & Resorts, Inc.	20,188	1,700,031
Household durables – 1.6%
Cavco Industries, Inc. (A)	2,208	1,356,551
Champion Homes, Inc. (A)	21,918	1,931,414
Green Brick Partners, Inc. (A)	5,371	429,895
Installed Building Products, Inc.	8,188	1,881,930
Mohawk Industries, Inc. (A)	14,074	1,707,598
Taylor Morrison Home Corp. (A)	35,118	2,519,365
Whirlpool Corp. (B)	24,242	955,620
Leisure products – 1.0%
Acushnet Holdings Corp.	7,808	925,482
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Leisure products (continued)
Brunswick Corp.	25,339	$2,134,557
Mattel, Inc. (A)	121,557	1,687,211
Polaris, Inc.	15,060	1,030,706
YETI Holdings, Inc. (A)	20,936	1,037,588
Specialty retail – 3.6%
Abercrombie & Fitch Company, Class A (A)	17,792	1,601,458
Academy Sports & Outdoors, Inc.	18,492	871,528
Advance Auto Parts, Inc. (B)	16,441	1,022,959
American Eagle Outfitters, Inc.	41,376	711,667
Asbury Automotive Group, Inc. (A)	7,554	1,518,958
AutoNation, Inc. (A)	11,777	2,188,049
Bath & Body Works, Inc.	72,461	1,676,023
Boot Barn Holdings, Inc. (A)	8,568	1,407,465
Floor & Decor Holdings, Inc., Class A (A)	27,752	1,647,359
Group 1 Automotive, Inc.	4,613	1,343,167
Lithia Motors, Inc.	5,866	1,704,014
Murphy USA, Inc.	4,331	2,333,846
RH (A)	4,141	682,147
Signet Jewelers, Ltd.	10,107	871,223
Urban Outfitters, Inc. (A)	17,590	1,246,427
Valvoline, Inc. (A)	48,956	1,935,720
Victoria’s Secret & Company (A)	19,466	1,625,022
Textiles, apparel and luxury goods – 1.0%
Birkenstock Holding PLC (A)(B)	10,309	443,596
Columbia Sportswear Company	7,034	434,842
Crocs, Inc. (A)	14,489	1,747,953
Kontoor Brands, Inc.	12,740	1,061,752
PVH Corp.	19,138	1,421,188
VF Corp.	107,130	1,786,928
Consumer staples – 2.4%		16,517,223
Beverages – 0.1%
National Beverage Corp. (A)	6,211	193,783
The Vita Coco Company, Inc. (A)	12,469	824,700
Consumer staples distribution and retail – 0.2%
PriceSmart, Inc.	6,984	1,364,255
Food products – 1.6%
Cal-Maine Foods, Inc.	11,671	940,216
Darling Ingredients, Inc. (A)	56,206	3,069,972
Freshpet, Inc. (A)	19,336	1,143,144
Ingredion, Inc.	15,775	1,494,050
Lamb Weston Holdings, Inc.	35,566	1,535,740
Post Holdings, Inc. (A)	17,628	1,555,847
Seaboard Corp.	68	303,574
The Marzetti Company	5,350	610,756
Tootsie Roll Industries, Inc.	3,189	126,125
Household products – 0.2%
Reynolds Consumer Products, Inc.	21,949	589,331
WD-40 Company	3,578	871,744
38	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Personal care products – 0.3%
e.l.f. Beauty, Inc. (A)	17,607	$1,302,918
Interparfums, Inc.	5,284	591,068
Energy – 5.7%		39,129,986
Energy equipment and services – 2.7%
Archrock, Inc.	45,623	1,857,312
Cactus, Inc., Class A	20,595	1,055,082
Helmerich & Payne, Inc.	22,112	723,947
Kodiak Gas Services, Inc.	21,589	1,621,982
Liberty Energy, Inc.	37,998	995,168
Noble Corp. PLC	49,504	1,846,499
NOV, Inc.	138,351	2,566,411
Oceaneering International, Inc. (A)	23,741	961,985
Patterson-UTI Energy, Inc.	87,539	803,608
Solaris Energy Infrastructure, Inc.	12,853	1,034,152
Tidewater, Inc. (A)	2,526	168,307
Transocean, Ltd. (A)	258,541	1,264,265
Valaris, Ltd. (A)	16,147	1,172,272
WaterBridge Infrastructure LLC, Class A (B)	8,453	289,684
Weatherford International PLC	25,900	2,110,850
Oil, gas and consumable fuels – 3.0%
BKV Corp. (A)	4,575	125,172
California Resources Corp.	20,687	1,093,722
Centrus Energy Corp., Class A (A)	4,990	837,671
Chord Energy Corp.	15,053	1,720,558
CNX Resources Corp. (A)	37,069	1,257,751
Comstock Resources, Inc. (A)	20,653	308,143
Core Natural Resources, Inc.	10,420	833,808
Crescent Energy Company, Class A	65,284	641,089
Excelerate Energy, Inc., Class A	6,008	228,244
Gulfport Energy Corp. (A)	2,553	433,244
International Seaways, Inc.	11,897	911,191
Kinetik Holdings, Inc.	12,360	597,482
Magnolia Oil & Gas Corp., Class A	71,392	1,826,207
Matador Resources Company	41,915	2,086,529
Murphy Oil Corp.	51,440	1,674,886
PBF Energy, Inc., Class A	20,251	921,826
Peabody Energy Corp.	26,784	619,246
Scorpio Tankers, Inc.	10,879	753,480
SM Energy Company	90,967	2,374,239
Uranium Energy Corp. (A)	132,643	1,413,974
Financials – 18.3%		125,427,414
Banks – 7.4%
Ameris Bancorp	17,666	1,594,533
Associated Banc-Corp.	45,603	1,403,204
Atlantic Union Bankshares Corp.	38,173	1,615,100
Axos Financial, Inc. (A)	14,552	1,417,219
BancFirst Corp.	5,245	582,877
Bank OZK	38,892	2,025,884
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
BankUnited, Inc.	19,438	$941,771
BOK Financial Corp.	8,092	1,123,817
Cathay General Bancorp	17,705	1,097,533
Columbia Banking System, Inc.	77,438	2,481,888
Commerce Bancshares, Inc.	34,767	2,007,794
Community Financial System, Inc.	14,411	967,266
Eastern Bankshares, Inc.	60,540	1,346,410
First BanCorp	42,206	1,100,310
First Financial Bankshares, Inc.	48,508	1,678,377
First Hawaiian, Inc.	30,110	882,223
First Interstate BancSystem, Inc., Class A	23,517	906,816
Flagstar Bank NA	93,147	1,391,616
FNB Corp.	128,577	2,453,249
Fulton Financial Corp.	48,856	1,181,827
Glacier Bancorp, Inc.	42,276	2,180,596
Hancock Whitney Corp.	22,315	1,667,377
Home BancShares, Inc.	67,379	1,923,670
Independent Bank Corp.	13,133	1,099,495
International Bancshares Corp.	15,389	1,168,795
Nicolet Bankshares, Inc.	4,230	699,600
Prosperity Bancshares, Inc.	32,848	2,398,889
Renasant Corp.	24,418	1,038,742
ServisFirst Bancshares, Inc.	14,370	1,246,598
Texas Capital Bancshares, Inc.	12,096	1,249,033
TFS Financial Corp.	22,996	407,489
United Bankshares, Inc.	52,021	2,384,122
United Community Banks, Inc.	32,921	1,155,198
Valley National Bancorp	133,731	1,959,159
WesBanco, Inc.	25,003	975,867
WSFS Financial Corp.	14,404	1,105,219
Capital markets – 3.4%
Affiliated Managers Group, Inc.	9,254	3,131,554
Artisan Partners Asset Management, Inc., Class A	19,097	659,419
BGC Group, Inc., Class A	136,297	1,457,015
Bullish (A)(B)	6,454	151,217
Cohen & Steers, Inc.	7,500	571,050
Federated Hermes, Inc.	20,355	1,124,003
Hamilton Lane, Inc., Class A	9,343	736,509
Janus Henderson Group PLC	46,329	2,406,792
Lazard, Inc.	41,664	1,747,388
MarketAxess Holdings, Inc.	8,658	982,596
Miami International Holdings, Inc. (A)	4,031	149,792
Moelis & Company, Class A	20,567	1,345,493
Piper Sandler Companies	25,515	1,845,755
PJT Partners, Inc., Class A	8,933	1,348,347
StepStone Group, Inc., Class A	18,715	774,052
StoneX Group, Inc. (A)	19,333	2,290,961
Victory Capital Holdings, Inc., Class A	14,963	1,257,790
Virtu Financial, Inc., Class A	22,549	1,343,244
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	39

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Consumer finance – 1.7%
Bread Financial Holdings, Inc.	7,447	$806,882
Credit Acceptance Corp. (A)	1,821	1,159,504
Enova International, Inc. (A)	6,220	1,497,341
Figure Technology Solutions, Inc., Class A (A)	8,946	274,732
FirstCash Holdings, Inc.	13,878	3,002,089
Nelnet, Inc., Class A	3,569	475,855
OneMain Holdings, Inc.	40,361	2,460,810
SLM Corp.	69,274	1,796,968
Financial services – 2.5%
Enact Holdings, Inc.	11,267	515,015
Essent Group, Ltd.	34,806	2,237,330
Jackson Financial, Inc., Class A	23,843	2,441,285
MGIC Investment Corp.	79,876	2,252,503
NCR Atleos Corp. (A)	16,159	701,462
NMI Holdings, Inc. (A)	12,905	530,266
Paymentus Holdings, Inc., Class A (A)	8,081	195,237
PennyMac Financial Services, Inc.	10,765	937,632
Radian Group, Inc.	35,845	1,350,281
Remitly Global, Inc. (A)	43,462	973,983
The Western Union Company (B)	74,852	576,360
UWM Holdings Corp. (B)	59,803	136,949
Voya Financial, Inc.	32,301	2,924,210
WEX, Inc. (A)	8,725	1,231,010
Insurance – 3.3%
Assured Guaranty, Ltd.	11,719	939,395
Axis Capital Holdings, Ltd.	25,907	2,783,448
Brighthouse Financial, Inc. (A)	13,883	878,794
F&G Annuities & Life, Inc.	7,573	201,366
First American Financial Corp.	34,618	2,374,449
Genworth Financial, Inc. (A)	106,117	1,004,928
Hagerty, Inc., Class A (A)	11,867	141,455
Lincoln National Corp.	57,953	2,048,639
Mercury General Corp.	7,329	781,418
Oscar Health, Inc., Class A (A)	64,558	1,841,194
Palomar Holdings, Inc. (A)	7,168	905,964
RLI Corp.	31,861	1,882,029
Selective Insurance Group, Inc.	23,181	2,248,789
The Baldwin Insurance Group, Inc. (A)(B)	29,491	783,871
The Hanover Insurance Group, Inc.	11,889	2,545,673
White Mountains Insurance Group, Ltd.	678	1,405,758
Health care – 8.3%		57,041,755
Biotechnology – 2.8%
ACADIA Pharmaceuticals, Inc. (A)	38,861	983,183
ADMA Biologics, Inc. (A)	60,915	509,859
Akero Therapeutics, Inc. (A)(C)	20,514	13,334
Alkermes PLC (A)	46,843	2,454,339
Caris Life Sciences, Inc. (A)(B)	25,490	454,232
CRISPR Therapeutics AG (A)	26,629	1,452,346
Cytokinetics, Inc. (A)	33,613	2,863,491
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
Denali Therapeutics, Inc. (A)	35,457	$911,954
Immunovant, Inc. (A)	21,424	825,467
Krystal Biotech, Inc. (A)	10,169	3,779,512
PTC Therapeutics, Inc. (A)	23,772	1,939,082
TG Therapeutics, Inc. (A)	41,008	2,252,980
Viking Therapeutics, Inc. (A)	28,815	1,124,073
Health care equipment and supplies – 1.6%
Dentsply Sirona, Inc.	84,273	894,137
Envista Holdings Corp. (A)	46,626	1,228,595
ICU Medical, Inc. (A)	7,200	1,055,520
Integer Holdings Corp. (A)	8,579	801,708
Lantheus Holdings, Inc. (A)	22,772	2,526,326
LivaNova PLC (A)	15,136	1,244,633
Merit Medical Systems, Inc. (A)	22,548	1,563,478
Teleflex, Inc.	10,936	1,386,247
TransMedics Group, Inc. (A)	8,708	578,385
Health care providers and services – 1.7%
Alignment Healthcare, Inc. (A)	41,600	990,496
BrightSpring Health Services, Inc. (A)	21,114	1,472,490
Brookdale Senior Living, Inc. (A)	57,987	933,011
Chemed Corp.	3,563	1,659,432
Concentra Group Holdings Parent, Inc.	30,536	908,446
HealthEquity, Inc. (A)	19,362	1,748,776
Option Care Health, Inc. (A)	63,429	1,330,106
PACS Group, Inc. (A)	9,876	421,113
Privia Health Group, Inc. (A)	21,790	560,657
RadNet, Inc. (A)	25,340	1,562,718
Health care technology – 0.1%
Waystar Holding Corp. (A)	15,529	318,810
Life sciences tools and services – 0.9%
Bio-Rad Laboratories, Inc., Class A (A)	4,456	1,308,326
Bruker Corp.	26,056	1,568,050
Repligen Corp. (A)	15,137	2,065,292
Sotera Health Company (A)	61,754	1,096,134
Pharmaceuticals – 1.2%
Amneal Pharmaceuticals, Inc. (A)	47,293	818,642
Corcept Therapeutics, Inc. (A)	21,709	1,887,598
Crinetics Pharmaceuticals, Inc. (A)	28,346	1,060,707
Edgewise Therapeutics, Inc. (A)	23,333	948,020
Indivior Pharmaceuticals, Inc. (A)	32,279	1,324,407
Ligand Pharmaceuticals, Inc. (A)	5,043	1,594,042
Prestige Consumer Healthcare, Inc. (A)	13,150	621,601
Industrials – 18.7%		128,666,353
Aerospace and defense – 1.3%
AAR Corp. (A)	9,432	1,348,116
Archer Aviation, Inc., Class A (A)	134,212	634,823
Hexcel Corp.	28,453	2,847,007
Loar Holdings, Inc. (A)	11,930	961,677
40	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Aerospace and defense (continued)
Mercury Systems, Inc. (A)	14,422	$1,764,243
VSE Corp.	7,189	1,642,687
Air freight and logistics – 0.3%
GXO Logistics, Inc. (A)	42,344	2,146,841
Building products – 3.4%
AAON, Inc.	27,063	3,433,212
Armstrong World Industries, Inc.	14,605	2,342,934
AZZ, Inc.	8,478	1,314,514
CSW Industrials, Inc.	6,948	1,933,628
Fortune Brands Innovations, Inc.	34,222	1,878,788
Griffon Corp.	12,597	1,228,585
Hayward Holdings, Inc. (A)	59,281	1,026,154
Resideo Technologies, Inc. (A)	37,153	1,155,458
Simpson Manufacturing Company, Inc.	11,568	2,421,761
Trex Company, Inc. (A)	39,241	1,963,620
UFP Industries, Inc.	21,885	1,985,845
Zurn Elkay Water Solutions Corp.	57,326	2,896,683
Commercial services and supplies – 1.4%
Brady Corp., Class A	12,046	1,103,052
Casella Waste Systems, Inc., Class A (A)	22,897	2,220,322
HNI Corp.	16,881	682,161
MSA Safety, Inc.	13,377	2,335,357
OPENLANE, Inc. (A)	18,010	742,732
The Brink’s Company	14,704	1,389,381
UniFirst Corp.	4,069	1,076,088
Construction and engineering – 2.8%
Arcosa, Inc.	13,118	1,905,914
Argan, Inc.	3,657	2,920,297
Construction Partners, Inc., Class A (A)	11,738	1,394,122
Everus Construction Group, Inc. (A)	14,224	2,360,473
Fluor Corp. (A)	43,775	2,293,372
Granite Construction, Inc.	12,350	1,952,288
Legence Corp., Class A (A)	9,415	802,440
MYR Group, Inc. (A)	3,713	1,857,985
Primoris Services Corp.	13,213	1,309,673
Tutor Perini Corp.	13,090	1,086,077
WillScot Holdings Corp.	51,112	1,475,092
Electrical equipment – 1.2%
EnerSys	10,302	2,408,814
Powell Industries, Inc.	7,851	2,248,212
Sensata Technologies Holding PLC	59,986	2,863,732
Sunrun, Inc. (A)	42,483	568,423
Ground transportation – 1.3%
Avis Budget Group, Inc. (A)(B)	4,416	652,817
Landstar System, Inc.	13,344	2,759,673
Lyft, Inc., Class A (A)	107,133	1,565,213
Ryder System, Inc.	13,693	3,611,803
Schneider National, Inc., Class B	11,101	405,520
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery – 3.4%
Alliance Laundry Holdings, Inc. (A)	9,025	$239,343
Atmus Filtration Technologies, Inc.	23,273	1,186,690
Enpro, Inc.	5,943	2,240,095
Esab Corp.	21,969	2,166,802
ESCO Technologies, Inc.	7,184	2,514,687
Federal Signal Corp.	20,193	2,594,599
Franklin Electric Company, Inc.	10,534	1,129,139
Gates Industrial Corp. PLC (A)	73,099	2,044,579
Kadant, Inc.	3,225	1,013,392
Mueller Water Products, Inc., Class A	44,002	1,136,572
Terex Corp.	29,211	2,114,584
The Middleby Corp. (A)	8,427	1,449,528
The Timken Company	24,497	3,559,904
Marine transportation – 0.2%
Kirby Corp. (A)	5,529	751,778
Matson, Inc.	2,095	402,722
Passenger airlines – 0.3%
Alaska Air Group, Inc. (A)	7,832	408,830
Copa Holdings SA, Class A	9,005	1,400,908
SkyWest, Inc. (A)	2,919	289,944
Professional services – 1.7%
Amentum Holdings, Inc. (A)	39,499	816,444
ExlService Holdings, Inc. (A)	52,854	1,366,804
Exponent, Inc.	19,191	1,127,663
FTI Consulting, Inc. (A)	8,348	1,243,935
Genpact, Ltd.	41,188	1,132,670
KBR, Inc.	35,940	1,241,008
Korn Ferry	14,423	960,283
Maximus, Inc.	21,277	1,143,852
Parsons Corp. (A)	12,895	675,569
Science Applications International Corp.	17,471	1,928,973
Trading companies and distributors – 1.4%
Boise Cascade Company	15,396	1,195,191
GATX Corp.	12,878	2,281,853
Herc Holdings, Inc.	9,291	1,331,772
MSC Industrial Direct Company, Inc., Class A	12,339	1,467,724
Rush Enterprises, Inc., Class A	16,621	1,213,084
Rush Enterprises, Inc., Class B	2,094	160,191
SiteOne Landscape Supply, Inc. (A)	15,887	1,817,632
Information technology – 13.8%		94,998,763
Communications equipment – 1.0%
Calix, Inc. (A)	15,520	579,206
Viasat, Inc. (A)	34,226	3,073,837
Viavi Solutions, Inc. (A)	50,083	2,391,463
Vistance Networks, Inc. (A)	56,952	727,847
Electronic equipment, instruments and components – 4.3%
Arrow Electronics, Inc. (A)	18,915	4,036,650
Avnet, Inc.	33,177	2,946,781
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	41

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Badger Meter, Inc.	11,267	$1,671,797
Belden, Inc.	11,348	1,360,739
IPG Photonics Corp. (A)	6,603	774,664
Itron, Inc. (A)	12,360	1,069,511
Littelfuse, Inc.	8,941	4,071,106
Mirion Technologies, Inc. (A)	64,037	1,148,183
Novanta, Inc. (A)	13,496	2,189,591
OSI Systems, Inc. (A)	4,306	941,722
Plexus Corp. (A)	7,391	2,222,252
Ralliant Corp.	30,011	2,209,710
Sanmina Corp. (A)	14,788	3,742,547
Vontier Corp.	52,901	1,534,129
IT services – 0.8%
Amdocs, Ltd.	26,685	1,348,660
DigitalOcean Holdings, Inc. (A)	18,473	2,900,815
EPAM Systems, Inc. (A)	12,776	1,013,776
Semiconductors and semiconductor equipment – 2.6%
Cirrus Logic, Inc. (A)	19,046	2,828,902
Enphase Energy, Inc. (A)	30,295	1,491,726
FormFactor, Inc. (A)	20,103	3,215,073
Kulicke & Soffa Industries, Inc.	12,983	1,736,606
Qorvo, Inc. (A)	25,895	2,415,227
Semtech Corp. (A)	21,538	3,485,925
Silicon Laboratories, Inc. (A)	9,061	1,980,372
Universal Display Corp.	12,216	1,057,783
Software – 5.1%
ACI Worldwide, Inc. (A)	37,266	1,874,107
Appfolio, Inc., Class A (A)	5,263	843,922
BILL Holdings, Inc. (A)	36,969	1,336,799
Box, Inc., Class A (A)	37,716	1,000,983
CCC Intelligent Solutions Holdings, Inc. (A)	214,384	1,106,221
Clear Secure, Inc., Class A	25,472	1,419,555
CommVault Systems, Inc. (A)	14,425	2,044,455
Core Scientific, Inc. (A)	80,065	2,048,863
Dolby Laboratories, Inc., Class A	24,013	1,262,604
Dropbox, Inc., Class A (A)	35,944	987,382
Gitlab, Inc., Class A (A)	420	12,823
Hut 8 Corp. (A)	27,237	3,144,375
JFrog, Ltd. (A)	23,395	2,126,138
Life360, Inc. (A)(B)	22,381	1,239,012
MARA Holdings, Inc. (A)(B)	92,678	1,287,297
Netskope, Inc., Class A (A)	11,757	128,622
Pegasystems, Inc.	21,291	638,091
Pivotal Software, Inc. (A)(C)	33,553	0
Q2 Holdings, Inc. (A)	9,692	466,185
Qualys, Inc. (A)	9,309	1,279,894
Riot Platforms, Inc. (A)	106,816	2,924,622
SailPoint, Inc. (A)(B)	16,119	235,982
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
SentinelOne, Inc., Class A (A)	89,799	$1,523,889
ServiceTitan, Inc., Class A (A)	13,283	939,241
UiPath, Inc., Class A (A)	106,516	1,157,829
Unity Software, Inc. (A)	77,519	2,215,493
Workiva, Inc. (A)	13,767	667,837
Zeta Global Holdings Corp., Class A (A)	46,745	919,942
Materials – 5.5%		37,991,829
Chemicals – 2.9%
Avient Corp.	26,183	967,724
Axalta Coating Systems, Ltd. (A)	60,856	2,082,492
Balchem Corp.	12,254	2,070,313
Cabot Corp.	21,029	1,909,854
Celanese Corp.	25,974	1,194,804
Eastman Chemical Company	3,705	248,161
Element Solutions, Inc.	87,797	4,192,307
Hawkins, Inc.	3,262	463,530
HB Fuller Company	15,352	894,868
NewMarket Corp.	2,845	2,251,078
Perimeter Solutions, Inc. (A)	36,584	1,304,220
Sensient Technologies Corp.	12,112	1,493,288
The Scotts Miracle-Gro Company	12,531	853,486
Construction materials – 0.5%
Eagle Materials, Inc.	8,826	1,985,850
Knife River Corp. (A)	15,909	1,330,788
United States Lime & Minerals, Inc.	2,686	281,144
Containers and packaging – 0.7%
Graphic Packaging Holding Company	60,675	641,335
Greif, Inc., Class A	6,740	502,063
Greif, Inc., Class B (B)	1,025	95,879
Silgan Holdings, Inc. (B)	35,975	1,668,880
Sonoco Products Company	39,373	2,218,669
Metals and mining – 1.1%
Century Aluminum Company (A)	14,081	647,867
Cleveland-Cliffs, Inc. (A)	176,566	1,657,955
Commercial Metals Company	40,788	2,559,447
Materion Corp.	4,986	1,482,787
Warrior Met Coal, Inc.	14,138	1,147,440
Paper and forest products – 0.3%
Louisiana-Pacific Corp.	23,463	1,845,600
Real estate – 6.2%		42,807,166
Diversified REITs – 0.5%
Broadstone Net Lease, Inc.	53,031	1,096,151
Essential Properties Realty Trust, Inc.	69,463	2,073,471
Health care REITs – 0.8%
Healthcare Realty Trust, Inc.	123,762	2,496,280
Medical Properties Trust, Inc.	131,862	609,202
National Health Investors, Inc.	12,329	940,210
42	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Health care REITs (continued)
Sabra Health Care REIT, Inc.	69,169	$1,349,487
Hotel and resort REITs – 0.4%
Ryman Hospitality Properties, Inc.	21,616	2,778,737
Industrial REITs – 1.1%
Americold Realty Trust, Inc.	83,713	1,315,968
First Industrial Realty Trust, Inc.	28,132	1,724,773
STAG Industrial, Inc.	53,815	2,048,199
Terreno Realty Corp.	36,028	2,333,534
Office REITs – 0.9%
COPT Defense Properties	31,152	1,133,621
Cousins Properties, Inc.	46,040	1,380,279
Kilroy Realty Corp.	32,616	1,222,122
Vornado Realty Trust	59,661	2,344,677
Real estate management and development – 0.4%
Cushman & Wakefield, Ltd. (A)	39,012	522,371
Howard Hughes Holdings, Inc. (A)	8,710	622,678
Landbridge Company LLC, Class A (B)	5,579	442,080
Newmark Group, Inc., Class A	38,556	582,581
The St. Joe Company	9,924	621,540
Residential REITs – 0.1%
Independence Realty Trust, Inc.	65,398	1,091,493
Retail REITs – 1.2%
Curbline Properties Corp.	25,090	762,736
Kite Realty Group Trust	83,206	2,361,386
NNN REIT, Inc.	6,639	308,913
Phillips Edison & Company, Inc.	48,040	1,999,425
Tanger, Inc.	30,686	1,211,176
The Macerich Company	73,001	1,838,895
Specialized REITs – 0.8%
EPR Properties	20,834	1,208,580
National Storage Affiliates Trust	27,714	1,232,442
Outfront Media, Inc.	44,897	1,470,826
Rayonier, Inc.	79,104	1,683,333
Utilities – 4.3%		29,709,492
Electric utilities – 1.2%
IDACORP, Inc.	18,979	2,871,523
MGE Energy, Inc.	9,032	736,469
Otter Tail Corp.	11,375	1,023,523
Portland General Electric Company	42,268	2,190,750
TXNM Energy, Inc.	29,779	1,690,852
Gas utilities – 2.0%
Chesapeake Utilities Corp.	6,387	782,280
MDU Resources Group, Inc.	79,440	1,684,922
National Fuel Gas Company	29,833	2,303,406
New Jersey Resources Corp.	27,474	1,539,643
ONE Gas, Inc.	17,333	1,335,854
Southwest Gas Holdings, Inc.	23,880	2,117,678
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Gas utilities (continued)
Spire, Inc.	15,797	$1,233,588
UGI Corp.	74,816	2,584,145
Independent power and renewable electricity producers – 0.5%
Clearway Energy, Inc., Class C	44,846	1,532,836
Ormat Technologies, Inc.	15,939	1,735,757
Multi-utilities – 0.5%
Avista Corp.	23,034	942,321
Black Hills Corp.	20,761	1,544,618
Northwestern Energy Group, Inc.	16,895	1,210,020
Water utilities – 0.1%
American States Water Company	7,858	649,307

SHORT-TERM INVESTMENTS – 1.0%		$6,609,657
(Cost $6,609,662)
Short-term funds – 1.0%		6,609,657
John Hancock Collateral Trust, 3.6026% (D)(E)	427,897	4,278,717

State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5748% (D)	2,330,940	2,330,940
Total investments (Multifactor Small Cap ETF) (Cost $594,964,621) 100.9%		$693,262,620
Other assets and liabilities, net (0.9%)		(5,908,042)
Total net assets 100.0%		$687,354,578

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-26. The value of securities on loan amounted to $11,251,838. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $7,256,711 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 6-30-26.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	43

Notes to Funds’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the funds’ valuation designee.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF
Investments in securities:
Assets
Common stocks
Australia	$60,807,765	$60,807,765	—	—
Austria	3,662,919	3,662,919	—	—
Belgium	11,023,185	11,023,185	—	—
Chile	1,455,421	1,455,421	—	—
Denmark	15,802,458	15,802,458	—	—
Finland	12,151,365	12,151,365	—	—
France	101,764,631	101,764,631	—	—
Germany	89,117,355	89,117,355	—	—
Hong Kong	20,232,304	20,232,304	—	—
Ireland	5,774,035	5,774,035	—	—
Israel	6,223,788	6,202,323	$21,465	—
Italy	32,680,917	32,680,917	—	—
Japan	232,028,105	232,028,105	—	—
Luxembourg	3,728,343	3,728,343	—	—
Macau	105,837	105,837	—	—
Mexico	516,231	516,231	—	—
Netherlands	52,335,891	52,335,891	—	—
New Zealand	1,506,572	1,506,572	—	—
Norway	4,364,484	4,364,484	—	—
Portugal	1,712,810	1,712,810	—	—
Singapore	19,337,084	19,337,084	—	—
44	|

	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF (continued)
Spain	$36,892,082	$36,892,082	—	—
Sweden	29,848,892	29,848,892	—	—
Switzerland	79,344,861	79,344,861	—	—
United Arab Emirates	—	—	—	—
United Kingdom	117,430,238	117,430,238	—	—
Preferred securities	4,523,641	4,523,641	—	—
Rights	26,102	26,102	—	—
Short-term investments	7,953,515	7,953,515	—	—
Total investments in securities	$952,350,831	$952,329,366	$21,465	—
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Emerging Markets ETF
Investments in securities:
Assets
Common stocks
Australia	$375,228	$375,228	—	—
Brazil	33,336,025	33,336,025	—	—
Chile	4,529,159	4,529,159	—	—
China	165,387,228	165,387,228	—	—
Hong Kong	25,088,734	25,088,734	—	—
India	155,511,389	155,511,389	—	—
Indonesia	7,430,484	7,430,484	—	—
Ireland	6,779,614	6,779,614	—	—
Luxembourg	252,654	252,654	—	—
Malaysia	14,394,924	14,394,924	—	—
Mexico	22,625,462	22,625,462	—	—
Netherlands	650,178	650,178	—	—
Philippines	4,681,980	4,681,980	—	—
Poland	14,228,134	14,228,134	—	—
Russia	—	—	—	—
Saudi Arabia	24,234,997	24,234,997	—	—
Singapore	2,560,889	2,560,889	—	—
South Africa	36,277,605	36,277,605	—	—
South Korea	228,209,248	228,209,248	—	—
Taiwan	234,318,890	234,318,890	—	—
Thailand	14,711,387	14,711,387	—	—
Turkey	5,258,244	5,258,244	—	—
United States	3,990,975	3,990,975	—	—
Preferred securities
Brazil	11,354,712	11,354,461	$251	—
Chile	732,904	732,904	—	—
Short-term investments	2,347,496	2,347,496	—	—
Total investments in securities	$1,019,268,540	$1,019,268,289	$251	—
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Large Cap ETF
Investments in securities:
Assets
Common stocks
Communication services	$84,545,243	$84,545,243	—	—
Consumer discretionary	109,759,581	109,759,581	—	—
Consumer staples	56,323,466	56,323,466	—	—
Energy	43,071,473	43,071,473	—	—
Financials	162,911,034	162,911,034	—	—
|	45

	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Large Cap ETF (continued)
Health care	$109,067,933	$109,039,268	—	$28,665
Industrials	150,329,657	150,329,657	—	—
Information technology	349,192,033	349,192,033	—	—
Materials	35,605,022	35,605,022	—	—
Real estate	27,223,576	27,223,576	—	—
Utilities	43,520,913	43,520,913	—	—
Short-term investments	1,223,249	1,223,249	—	—
Total investments in securities	$1,172,773,180	$1,172,744,515	—	$28,665

Multifactor Mid Cap ETF
Investments in securities:
Assets
Common stocks
Communication services	$150,755,980	$150,755,980	—	—
Consumer discretionary	562,125,090	562,125,090	—	—
Consumer staples	224,686,433	224,686,433	—	—
Energy	258,501,711	258,501,711	—	—
Financials	891,457,443	891,457,443	—	—
Health care	627,911,663	627,619,070	—	$292,593
Industrials	1,193,705,943	1,193,705,943	—	—
Information technology	980,823,964	980,823,964	—	—
Materials	306,418,023	306,418,023	—	—
Real estate	308,826,020	308,826,020	—	—
Utilities	308,151,988	308,151,988	—	—
Short-term investments	13,302,789	13,302,789	—	—
Total investments in securities	$5,826,667,047	$5,826,374,454	—	$292,593
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Small Cap ETF
Investments in securities:
Assets
Common stocks
Communication services	$19,928,575	$19,928,575	—	—
Consumer discretionary	94,434,407	94,434,407	—	—
Consumer staples	16,517,223	16,517,223	—	—
Energy	39,129,986	39,129,986	—	—
Financials	125,427,414	125,427,414	—	—
Health care	57,041,755	57,028,421	—	$13,334
Industrials	128,666,353	128,666,353	—	—
Information technology	94,998,763	94,998,763	—	—
Materials	37,991,829	37,991,829	—	—
Real estate	42,807,166	42,807,166	—	—
Utilities	29,709,492	29,709,492	—	—
Short-term investments	6,609,657	6,609,657	—	—
Total investments in securities	$693,262,620	$693,249,286	—	$13,334
Level 3 includes securities valued at $0. Refer to Funds’ investments.
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
46	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Developed International ETF
John Hancock Collateral Trust	515,951	$17,047,138	$80,462,851	$(92,346,846)	$(2,647)	$(1,292)	$51,865	—	$5,159,204
Multifactor Emerging Markets ETF
John Hancock Collateral Trust	233,513	$2,366,307	$9,918,424	$(9,948,836)	$(473)	$(430)	$58,613	—	$2,334,992
Multifactor Large Cap ETF
John Hancock Collateral Trust	25,226	$539,509	$4,653,987	$(4,941,204)	$7	$(57)	$1,999	—	$252,242
Multifactor Mid Cap ETF
John Hancock Collateral Trust	861,907	$6,660,257	$83,770,456	$(81,810,680)	$(26)	$(1,451)	$62,676	—	$8,618,556
Multifactor Small Cap ETF
John Hancock Collateral Trust	427,897	$7,564,134	$27,326,273	$(30,611,175)	$315	$(830)	$14,430	—	$4,278,717
For additional information on the funds’ significant accounting policies and risks, please refer to the funds’ most recent semiannual or annual shareholder report and prospectus.
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